UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05188

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	12-31

Date of reporting period:	06-30-15

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT	JUNE 30, 2015

VP Balanced Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Performance

Total Returns as of June 30, 2015
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Class I	AVBIX	-0.13%(2)	3.99%(2)	11.49%	6.35%	7.20%	5/1/91
Blended Index(3)	—	0.79%	5.28%	11.76%	6.79%	8.46%(4)	—
S&P 500 Index	—	1.23%	7.42%	17.33%	7.89%	9.54%(4)	—
Barclays U.S. Aggregate Bond Index	—	-0.10%	1.86%	3.35%	4.44%	6.17%(4)	—

(1)	Total returns for periods less than one year are not annualized.

(2)	Returns would have been lower if a portion of the management fee had not been waived.

(3)
The blended index combines monthly returns of two widely known indices in proportion to the asset mix of the fund. The S&P 500 Index represents 60% of the index and the remaining 40% is represented by the Barclays U.S. Aggregate Bond Index.

(4)	Since April 30, 1991, the date nearest the Class I’s inception for which data are available.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to insurance contracts.

Total Annual Fund Operating Expenses
Class I 0.90%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-6488 or visit ipro.americancentury.com (for Investment Professionals). For additional information about the fund, please consult the prospectus.

Fund Characteristics

JUNE 30, 2015
Top Ten Common Stocks	% of net assets
Apple, Inc.	2.0%
Microsoft Corp.	1.6%
Pfizer, Inc.	1.2%
Procter & Gamble Co. (The)	1.1%
JPMorgan Chase & Co.	1.1%
Gilead Sciences, Inc.	1.0%
Citigroup, Inc.	1.0%
Merck & Co., Inc.	1.0%
International Business Machines Corp.	1.0%
Comcast Corp., Class A	1.0%

Top Five Common Stocks Industries	% of net assets
Pharmaceuticals	3.9%
Biotechnology	3.4%
Technology Hardware, Storage and Peripherals	3.3%
Software	3.0%
Banks	2.8%

Key Fixed-Income Portfolio Statistics
Average Duration (effective)	5.6 years
Weighted Average Life	7.5 years

Types of Investments in Portfolio	% of net assets
Common Stocks	58.9%
Corporate Bonds	12.5%
U.S. Treasury Securities	11.8%
U.S. Government Agency Mortgage-Backed Securities	10.8%
Collateralized Mortgage Obligations	2.3%
Commercial Mortgage-Backed Securities	2.2%
Asset-Backed Securities	1.3%
Municipal Securities	0.5%
Sovereign Governments and Agencies	0.5%
Temporary Cash Investments	1.4%
Other Assets and Liabilities	(2.2)%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period(1) 1/1/15 - 6/30/15	Annualized Expense Ratio(1)
Actual
Class I (after waiver)	$1,000	$998.70	$4.01	0.81%
Class I (before waiver)	$1,000	$998.70(2)	$4.51	0.91%
Hypothetical
Class I (after waiver)	$1,000	$1,020.78	$4.06	0.81%
Class I (before waiver)	$1,000	$1,020.28	$4.56	0.91%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the management fee had not been waived.

Schedule of Investments

JUNE 30, 2015 (UNAUDITED)

	Shares/ Principal Amount	Value
COMMON STOCKS — 58.9%
Aerospace and Defense — 2.2%
Boeing Co. (The)	3,047	$422,680
General Dynamics Corp.	2,206	312,568
Honeywell International, Inc.	8,729	890,096
Huntington Ingalls Industries, Inc.	1,109	124,862
Spirit AeroSystems Holdings, Inc., Class A(1)	6,547	360,805
Textron, Inc.	12,830	572,603
		2,683,614
Airlines — 1.1%
Delta Air Lines, Inc.	5,779	237,401
Southwest Airlines Co.	18,784	621,562
United Continental Holdings, Inc.(1)	10,462	554,591
		1,413,554
Auto Components — 0.1%
Delphi Automotive plc	1,201	102,193
Banks — 2.8%
Bank of America Corp.	26,392	449,192
Citigroup, Inc.	22,062	1,218,705
JPMorgan Chase & Co.	19,440	1,317,254
Wells Fargo & Co.	8,148	458,244
		3,443,395
Beverages — 1.2%
Coca-Cola Co. (The)	1,176	46,135
Dr Pepper Snapple Group, Inc.	5,977	435,723
PepsiCo, Inc.	11,259	1,050,915
		1,532,773
Biotechnology — 3.4%
Amgen, Inc.	7,332	1,125,609
Biogen, Inc.(1)	2,394	967,032
Celgene Corp.(1)	7,065	817,668
Gilead Sciences, Inc.	11,029	1,291,275
		4,201,584
Capital Markets — 1.7%
Ameriprise Financial, Inc.	4,941	617,279
Artisan Partners Asset Management, Inc., Class A	1,333	61,931
Franklin Resources, Inc.	12,668	621,112
Legg Mason, Inc.	10,394	535,603
Waddell & Reed Financial, Inc., Class A	4,985	235,840
		2,071,765
Chemicals — 1.7%
Cabot Corp.	11,800	440,022

	Shares/ Principal Amount	Value
Dow Chemical Co. (The)	16,687	$853,874
E.I. du Pont de Nemours & Co.	855	54,677
LyondellBasell Industries NV, Class A	7,857	813,357
		2,161,930
Commercial Services and Supplies — 0.1%
Pitney Bowes, Inc.	672	13,984
Waste Management, Inc.	1,377	63,824
		77,808
Communications Equipment — 1.7%
Cisco Systems, Inc.	42,332	1,162,436
QUALCOMM, Inc.	14,941	935,755
		2,098,191
Consumer Finance†
Credit Acceptance Corp.(1)	146	35,942
Diversified Consumer Services — 0.3%
H&R Block, Inc.	13,187	390,994
Diversified Financial Services — 0.3%
Berkshire Hathaway, Inc., Class B(1)	2,704	368,041
Diversified Telecommunication Services — 0.3%
AT&T, Inc.	3,739	132,809
Verizon Communications, Inc.	5,635	262,648
		395,457
Electric Utilities — 0.1%
NextEra Energy, Inc.	1,597	156,554
Electrical Equipment — 0.5%
Emerson Electric Co.	11,206	621,149
Electronic Equipment, Instruments and Components — 0.5%
Corning, Inc.	31,325	618,042
Energy Equipment and Services — 0.8%
Schlumberger Ltd.	11,661	1,005,062
Food and Staples Retailing — 2.1%
CVS Health Corp.	8,570	898,822
Kroger Co. (The)	9,381	680,216
Wal-Mart Stores, Inc.	14,057	997,063
		2,576,101
Food Products — 2.1%
Archer-Daniels-Midland Co.	15,695	756,813
Bunge Ltd.	6,321	554,984
ConAgra Foods, Inc.	7,666	335,157
Ingredion, Inc.	5,239	418,125
Pilgrim's Pride Corp.	18,488	424,669
Sanderson Farms, Inc.	2,342	176,025
		2,665,773
Health Care Equipment and Supplies — 1.1%
St. Jude Medical, Inc.	9,712	709,656
Stryker Corp.	6,799	649,780
		1,359,436

	Shares/ Principal Amount	Value
Health Care Providers and Services — 1.7%
Aetna, Inc.	6,213	$791,909
Cardinal Health, Inc.	858	71,772
Express Scripts Holding Co.(1)	6,473	575,708
HCA Holdings, Inc.(1)	7,594	688,928
		2,128,317
Health Care Technology — 0.5%
Cerner Corp.(1)	8,871	612,631
Hotels, Restaurants and Leisure — 1.4%
Brinker International, Inc.	10,054	579,613
Cracker Barrel Old Country Store, Inc.	1,010	150,652
Darden Restaurants, Inc.	4,328	307,634
Las Vegas Sands Corp.	9,873	519,024
Wyndham Worldwide Corp.	2,495	204,365
		1,761,288
Household Products — 1.1%
Procter & Gamble Co. (The)	17,759	1,389,464
Industrial Conglomerates — 1.2%
3M Co.	6,354	980,422
General Electric Co.	18,061	479,881
		1,460,303
Insurance — 1.6%
Allstate Corp. (The)	9,402	609,908
Amtrust Financial Services, Inc.	8,596	563,124
Aspen Insurance Holdings Ltd.	7,309	350,101
Hanover Insurance Group, Inc. (The)	6,582	487,265
		2,010,398
Internet Software and Services — 1.2%
eBay, Inc.(1)	14,642	882,034
Google, Inc., Class A(1)	1,217	657,229
		1,539,263
IT Services — 1.9%
Accenture plc, Class A	8,319	805,113
Amdocs Ltd.	7,670	418,705
International Business Machines Corp.	7,313	1,189,533
		2,413,351
Life Sciences Tools and Services — 0.1%
Bio-Rad Laboratories, Inc., Class A(1)	1,102	165,972
Machinery — 2.4%
Caterpillar, Inc.	9,039	766,688
Cummins, Inc.	4,848	636,009
PACCAR, Inc.	4,795	305,969
Parker-Hannifin Corp.	5,339	621,086
Stanley Black & Decker, Inc.	6,520	686,165
		3,015,917

	Shares/ Principal Amount	Value
Media — 1.9%
Comcast Corp., Class A	19,721	$1,186,021
DIRECTV(1)	1,883	174,724
Omnicom Group, Inc.	4,501	312,775
Twenty-First Century Fox, Inc.	7,164	233,152
Viacom, Inc., Class B	5,433	351,189
Walt Disney Co. (The)	372	42,460
		2,300,321
Metals and Mining — 0.3%
Alcoa, Inc.	31,194	347,813
Multi-Utilities†
Public Service Enterprise Group, Inc.	953	37,434
Multiline Retail — 1.7%
Big Lots, Inc.	7,752	348,762
Dillard's, Inc., Class A	3,888	408,979
Kohl's Corp.	9,574	599,428
Target Corp.	9,671	789,444
		2,146,613
Oil, Gas and Consumable Fuels — 2.4%
Chevron Corp.	2,043	197,088
CVR Energy, Inc.	1,257	47,314
Exxon Mobil Corp.	9,797	815,111
Marathon Petroleum Corp.	3,356	175,552
Murphy Oil Corp.	13,753	571,712
Valero Energy Corp.	13,793	863,442
Western Refining, Inc.	7,418	323,573
		2,993,792
Pharmaceuticals — 3.9%
AbbVie, Inc.	16,053	1,078,601
Johnson & Johnson	11,333	1,104,514
Merck & Co., Inc.	21,308	1,213,065
Pfizer, Inc.	43,319	1,452,486
		4,848,666
Real Estate Investment Trusts (REITs) — 1.2%
Hospitality Properties Trust	10,509	302,869
Lamar Advertising Co., Class A	9,398	540,197
Plum Creek Timber Co., Inc.	2,077	84,264
RLJ Lodging Trust	7,608	226,566
Ryman Hospitality Properties, Inc.	5,595	297,151
		1,451,047
Real Estate Management and Development — 0.5%
CBRE Group, Inc.(1)	2,024	74,888
Jones Lang LaSalle, Inc.	3,103	530,613
		605,501
Semiconductors and Semiconductor Equipment — 1.5%
Intel Corp.	38,675	1,176,300

	Shares/ Principal Amount	Value
Texas Instruments, Inc.	13,899	$715,938
		1,892,238
Software — 3.0%
Activision Blizzard, Inc.	2,954	71,516
Microsoft Corp.	44,057	1,945,117
Oracle Corp.	27,533	1,109,580
Synopsys, Inc.(1)	10,869	550,515
		3,676,728
Specialty Retail — 1.8%
Bed Bath & Beyond, Inc.(1)	2,486	171,484
Foot Locker, Inc.	10,604	710,574
Gap, Inc. (The)	14,118	538,884
Lowe's Cos., Inc.	11,918	798,149
		2,219,091
Technology Hardware, Storage and Peripherals — 3.3%
Apple, Inc.	20,217	2,535,717
EMC Corp.	6,208	163,829
Hewlett-Packard Co.	23,905	717,389
Seagate Technology plc	4,129	196,128
Western Digital Corp.	6,193	485,655
		4,098,718
Textiles, Apparel and Luxury Goods†
Wolverine World Wide, Inc.	1,536	43,745
Thrifts and Mortgage Finance — 0.2%
Essent Group Ltd.(1)	4,973	136,012
EverBank Financial Corp.	6,756	132,755
		268,767
TOTAL COMMON STOCKS (Cost $60,723,979)		73,406,736
CORPORATE BONDS — 12.5%
Aerospace and Defense — 0.1%
Lockheed Martin Corp., 4.25%, 11/15/19	$30,000	32,639
Lockheed Martin Corp., 3.80%, 3/1/45	10,000	8,917
United Technologies Corp., 6.05%, 6/1/36	20,000	24,257
United Technologies Corp., 5.70%, 4/15/40	30,000	35,009
United Technologies Corp., 4.50%, 6/1/42	10,000	10,146
		110,968
Auto Components†
Tenneco, Inc., 6.875%, 12/15/20	10,000	10,500
Automobiles — 0.2%
American Honda Finance Corp., 1.50%, 9/11/17(2)	10,000	10,048
American Honda Finance Corp., 2.125%, 10/10/18	20,000	20,300
Ford Motor Co., 4.75%, 1/15/43	10,000	9,764
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	90,000	96,774
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	50,000	56,939
General Motors Co., 5.00%, 4/1/35	20,000	19,698

	Shares/ Principal Amount	Value
General Motors Financial Co., Inc., 3.25%, 5/15/18	$40,000	$40,967
Jaguar Land Rover Automotive plc, 4.125%, 12/15/18(2)	30,000	30,487
		284,977
Banks — 1.6%
Bank of America Corp., 3.75%, 7/12/16	60,000	61,519
Bank of America Corp., 6.50%, 8/1/16	50,000	52,753
Bank of America Corp., 5.75%, 12/1/17	50,000	54,490
Bank of America Corp., 5.70%, 1/24/22	40,000	45,430
Bank of America Corp., 4.10%, 7/24/23	30,000	30,901
Bank of America Corp., MTN, 4.00%, 4/1/24	20,000	20,361
Bank of America Corp., MTN, 4.20%, 8/26/24	30,000	29,941
Bank of America Corp., MTN, 4.00%, 1/22/25	30,000	29,243
Bank of America Corp., MTN, 5.00%, 1/21/44	20,000	20,771
Bank of America N.A., 5.30%, 3/15/17	240,000	254,229
Bank of Nova Scotia, 2.55%, 1/12/17	30,000	30,649
BB&T Corp., MTN, 2.05%, 6/19/18	20,000	20,217
Branch Banking & Trust Co., 3.80%, 10/30/26	20,000	20,190
Capital One Financial Corp., 3.20%, 2/5/25	30,000	28,345
Citigroup, Inc., 4.45%, 1/10/17	30,000	31,351
Citigroup, Inc., 5.50%, 2/15/17	20,000	21,254
Citigroup, Inc., 1.75%, 5/1/18	90,000	89,606
Citigroup, Inc., 4.50%, 1/14/22	90,000	96,682
Citigroup, Inc., 4.05%, 7/30/22	20,000	20,487
Citigroup, Inc., 3.30%, 4/27/25	120,000	115,451
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22	80,000	83,254
Fifth Third Bancorp, 4.30%, 1/16/24	20,000	20,534
HSBC Holdings plc, 5.10%, 4/5/21	20,000	22,289
JPMorgan Chase & Co., 6.00%, 1/15/18	105,000	115,647
JPMorgan Chase & Co., 4.625%, 5/10/21	60,000	64,884
JPMorgan Chase & Co., 3.25%, 9/23/22	40,000	39,731
JPMorgan Chase & Co., 3.875%, 9/10/24	30,000	29,463
JPMorgan Chase & Co., 3.125%, 1/23/25	70,000	66,812
JPMorgan Chase & Co., 4.95%, 6/1/45	10,000	9,723
KeyCorp, MTN, 2.30%, 12/13/18	40,000	40,362
KFW, 2.00%, 6/1/16	60,000	60,866
KFW, 2.00%, 10/4/22	50,000	49,190
Royal Bank of Scotland Group plc, 6.125%, 12/15/22	40,000	43,087
Royal Bank of Scotland plc (The), 4.375%, 3/16/16	30,000	30,668
SunTrust Banks, Inc., 3.60%, 4/15/16	11,000	11,210
U.S. Bancorp, 3.44%, 2/1/16	30,000	30,401
U.S. Bancorp, MTN, 3.00%, 3/15/22	20,000	20,166
U.S. Bancorp, MTN, 3.60%, 9/11/24	50,000	50,248
Wells Fargo & Co., 3.68%, 6/15/16	30,000	30,819
Wells Fargo & Co., 4.125%, 8/15/23	50,000	51,900
Wells Fargo & Co., MTN, 4.60%, 4/1/21	50,000	54,775
Wells Fargo & Co., MTN, 4.10%, 6/3/26	30,000	30,116

	Shares/ Principal Amount	Value
Wells Fargo & Co., MTN, 4.65%, 11/4/44	$10,000	$9,572
		2,039,587
Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	50,000	59,339
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	70,000	67,300
Coca-Cola Co. (The), 1.80%, 9/1/16	40,000	40,487
		167,126
Biotechnology — 0.2%
Amgen, Inc., 2.125%, 5/15/17	40,000	40,643
Amgen, Inc., 4.10%, 6/15/21	20,000	21,310
Amgen, Inc., 5.375%, 5/15/43	40,000	42,457
Celgene Corp., 3.25%, 8/15/22	30,000	29,679
Celgene Corp., 3.625%, 5/15/24	10,000	10,007
Gilead Sciences, Inc., 4.40%, 12/1/21	50,000	54,595
		198,691
Building Products†
Masco Corp., 4.45%, 4/1/25	20,000	20,100
Capital Markets — 0.1%
Ameriprise Financial, Inc., 4.00%, 10/15/23	20,000	20,880
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17	100,000	110,075
Jefferies Group, Inc., 5.125%, 4/13/18	30,000	31,882
		162,837
Chemicals — 0.2%
Ashland, Inc., 4.75%, 8/15/22	40,000	39,400
Dow Chemical Co. (The), 2.50%, 2/15/16	20,000	20,195
Dow Chemical Co. (The), 4.25%, 11/15/20	20,000	21,365
Eastman Chemical Co., 2.70%, 1/15/20	30,000	29,960
Eastman Chemical Co., 3.60%, 8/15/22	30,000	30,336
Ecolab, Inc., 4.35%, 12/8/21	30,000	32,375
LyondellBasell Industries NV, 4.625%, 2/26/55	20,000	17,618
Mosaic Co. (The), 4.25%, 11/15/23	20,000	20,573
Mosaic Co. (The), 5.625%, 11/15/43	20,000	21,313
		233,135
Commercial Services and Supplies — 0.1%
Clean Harbors, Inc., 5.25%, 8/1/20	30,000	30,600
Covanta Holding Corp., 5.875%, 3/1/24	30,000	30,075
Pitney Bowes, Inc., 4.625%, 3/15/24	20,000	20,180
Republic Services, Inc., 3.55%, 6/1/22	50,000	50,676
Waste Management, Inc., 4.10%, 3/1/45	10,000	9,124
		140,655
Communications Equipment — 0.1%
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23	60,000	58,943
Cisco Systems, Inc., 5.90%, 2/15/39	20,000	23,859
		82,802
Construction Materials†
Owens Corning, 4.20%, 12/15/22	30,000	30,419

	Shares/ Principal Amount	Value
Consumer Finance — 0.3%
American Express Co., 1.55%, 5/22/18	$20,000	$19,852
American Express Credit Corp., 1.30%, 7/29/16	40,000	40,130
CIT Group, Inc., 4.25%, 8/15/17	80,000	81,400
CIT Group, Inc., 5.00%, 8/15/22	20,000	19,850
Equifax, Inc., 3.30%, 12/15/22	30,000	29,852
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20	70,000	71,575
John Deere Capital Corp., MTN, 3.15%, 10/15/21	20,000	20,538
PNC Bank N.A., 6.00%, 12/7/17	80,000	87,902
Synchrony Financial, 3.00%, 8/15/19	10,000	10,073
		381,172
Containers and Packaging — 0.1%
Ball Corp., 4.00%, 11/15/23	30,000	27,975
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	40,000	37,975
Rock-Tenn Co., 3.50%, 3/1/20	20,000	20,601
Rock-Tenn Co., 4.00%, 3/1/23	40,000	40,679
		127,230
Diversified Consumer Services — 0.1%
Catholic Health Initiatives, 1.60%, 11/1/17	10,000	9,987
Catholic Health Initiatives, 2.95%, 11/1/22	20,000	19,503
Johns Hopkins University, 4.08%, 7/1/53	10,000	9,462
University of Notre Dame du Lac, 3.44%, 2/15/45	20,000	18,021
		56,973
Diversified Financial Services — 1.1%
Ally Financial, Inc., 2.75%, 1/30/17	50,000	49,900
Denali Borrower LLC / Denali Finance Corp., 5.625%, 10/15/20(2)	10,000	10,537
General Electric Capital Corp., MTN, 2.30%, 4/27/17	60,000	61,179
General Electric Capital Corp., MTN, 5.625%, 9/15/17	150,000	163,330
General Electric Capital Corp., MTN, 4.375%, 9/16/20	120,000	130,641
General Electric Capital Corp., MTN, 4.65%, 10/17/21	20,000	21,912
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18	40,000	40,605
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18	180,000	184,536
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	30,000	34,117
Goldman Sachs Group, Inc. (The), 4.00%, 3/3/24	50,000	50,636
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25	40,000	38,780
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	40,000	46,985
Goldman Sachs Group, Inc. (The), 5.15%, 5/22/45	10,000	9,650
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44	10,000	9,920
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 3.50%, 3/15/17	30,000	30,262
Morgan Stanley, 5.00%, 11/24/25	120,000	125,685
Morgan Stanley, MTN, 6.625%, 4/1/18	90,000	100,975
Morgan Stanley, MTN, 5.625%, 9/23/19	80,000	89,632
Morgan Stanley, MTN, 3.70%, 10/23/24	10,000	9,956
UBS AG (Stamford Branch), 5.875%, 12/20/17	100,000	110,030
		1,319,268

	Shares/ Principal Amount	Value
Diversified Telecommunication Services — 0.7%
AT&T, Inc., 2.625%, 12/1/22	$50,000	$47,041
AT&T, Inc., 3.40%, 5/15/25	50,000	47,572
AT&T, Inc., 6.55%, 2/15/39	42,000	48,265
AT&T, Inc., 4.30%, 12/15/42	40,000	34,290
British Telecommunications plc, 5.95%, 1/15/18	40,000	44,174
CenturyLink, Inc., Series Q, 6.15%, 9/15/19	30,000	31,725
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(2)	20,000	20,237
Deutsche Telekom International Finance BV, 6.75%, 8/20/18	30,000	34,420
Frontier Communications Corp., 8.25%, 4/15/17	20,000	21,575
Frontier Communications Corp., 8.50%, 4/15/20	20,000	20,960
Orange SA, 4.125%, 9/14/21	40,000	42,323
Telecom Italia Capital SA, 7.00%, 6/4/18	40,000	44,198
Telecom Italia Capital SA, 6.00%, 9/30/34	20,000	19,450
Verizon Communications, Inc., 3.65%, 9/14/18	90,000	94,607
Verizon Communications, Inc., 3.50%, 11/1/21	20,000	20,259
Verizon Communications, Inc., 5.15%, 9/15/23	60,000	65,850
Verizon Communications, Inc., 5.05%, 3/15/34	100,000	100,691
Verizon Communications, Inc., 4.75%, 11/1/41	20,000	18,738
Verizon Communications, Inc., 6.55%, 9/15/43	23,000	26,985
Verizon Communications, Inc., 4.86%, 8/21/46	37,000	34,637
Verizon Communications, Inc., 5.01%, 8/21/54	21,000	19,274
Windstream Services LLC, 7.875%, 11/1/17	20,000	21,325
		858,596
Electrical Equipment†
Belden, Inc., 5.25%, 7/15/24(2)	30,000	29,250
Electronic Equipment, Instruments and Components — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16	70,000	73,500
Jabil Circuit, Inc., 5.625%, 12/15/20	10,000	10,725
		84,225
Energy Equipment and Services — 0.1%
Ensco plc, 4.70%, 3/15/21	40,000	40,755
Ensco plc, 5.20%, 3/15/25	10,000	9,905
Noble Holding International Ltd., 5.95%, 4/1/25	10,000	9,864
Schlumberger Investment SA, 3.65%, 12/1/23	40,000	41,355
Transocean, Inc., 6.50%, 11/15/20	10,000	9,287
Weatherford International Ltd., 4.50%, 4/15/22	20,000	18,788
		129,954
Food and Staples Retailing — 0.2%
CVS Health Corp., 2.75%, 12/1/22	35,000	33,755
Delhaize Group SA, 5.70%, 10/1/40	10,000	10,151
Dollar General Corp., 3.25%, 4/15/23	30,000	28,594
Kroger Co. (The), 6.40%, 8/15/17	50,000	55,068
Kroger Co. (The), 3.30%, 1/15/21	50,000	51,048
Wal-Mart Stores, Inc., 2.55%, 4/11/23	10,000	9,653
Wal-Mart Stores, Inc., 4.30%, 4/22/44	80,000	80,103
		268,372

	Shares/ Principal Amount	Value
Food Products — 0.1%
Kellogg Co., 4.45%, 5/30/16	$50,000	$51,561
Kraft Foods Group, Inc., 5.00%, 6/4/42	20,000	19,935
Kraft Heinz Food Co., 5.20%, 7/15/45(2)(3)	20,000	20,544
Mondelez International, Inc., 4.00%, 2/1/24	40,000	41,447
Tyson Foods, Inc., 4.50%, 6/15/22	30,000	31,884
		165,371
Gas Utilities — 0.7%
Columbia Pipeline Group, Inc., 4.50%, 6/1/25(2)	30,000	29,608
Enbridge Energy Partners LP, 6.50%, 4/15/18	30,000	33,112
Enbridge, Inc., 4.50%, 6/10/44	20,000	16,442
Energy Transfer Equity LP, 7.50%, 10/15/20	30,000	33,975
Energy Transfer Partners LP, 4.15%, 10/1/20	40,000	41,120
Energy Transfer Partners LP, 3.60%, 2/1/23	30,000	28,421
Energy Transfer Partners LP, 6.50%, 2/1/42	20,000	20,607
Enterprise Products Operating LLC, 6.30%, 9/15/17	30,000	33,060
Enterprise Products Operating LLC, 4.85%, 3/15/44	80,000	75,256
Enterprise Products Operating LLC, VRN, 7.03%, 1/15/18	20,000	21,550
Kinder Morgan Energy Partners LP, 6.50%, 4/1/20	30,000	34,169
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	20,000	21,748
Kinder Morgan Energy Partners LP, 3.95%, 9/1/22	20,000	19,565
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	50,000	51,278
Kinder Morgan, Inc., 7.25%, 6/1/18	20,000	22,560
Kinder Morgan, Inc., 4.30%, 6/1/25	10,000	9,712
Kinder Morgan, Inc., 5.55%, 6/1/45	10,000	9,245
Magellan Midstream Partners LP, 6.55%, 7/15/19	40,000	45,900
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 4.875%, 12/1/24	20,000	19,650
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 4.875%, 6/1/25	20,000	19,600
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	40,000	40,285
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	40,000	37,870
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	40,000	37,200
TransCanada PipeLines Ltd., 2.50%, 8/1/22	30,000	28,469
Williams Cos., Inc. (The), 3.70%, 1/15/23	20,000	18,630
Williams Cos., Inc. (The), 5.75%, 6/24/44	10,000	9,282
Williams Partners LP, 4.125%, 11/15/20	30,000	31,124
Williams Partners LP, 5.40%, 3/4/44	40,000	36,569
		826,007
Health Care Equipment and Supplies — 0.1%
Baxter International, Inc., 3.20%, 6/15/23	10,000	10,237
Becton Dickinson and Co., 3.73%, 12/15/24	40,000	39,885
Medtronic, Inc., 2.50%, 3/15/20(2)	20,000	20,029
Medtronic, Inc., 2.75%, 4/1/23	20,000	19,353
Medtronic, Inc., 3.50%, 3/15/25(2)	40,000	39,916
Medtronic, Inc., 4.375%, 3/15/35(2)	20,000	19,825

	Shares/ Principal Amount	Value
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	$20,000	$19,901
		169,146
Health Care Providers and Services — 0.3%
Aetna, Inc., 2.75%, 11/15/22	30,000	28,298
CHS / Community Health Systems, Inc., 5.125%, 8/15/18	40,000	41,120
Express Scripts Holding Co., 2.65%, 2/15/17	90,000	91,637
Express Scripts Holding Co., 7.25%, 6/15/19	35,000	41,292
HCA, Inc., 3.75%, 3/15/19	60,000	60,600
NYU Hospitals Center, 4.43%, 7/1/42	20,000	18,962
UnitedHealth Group, Inc., 2.875%, 12/15/21	30,000	29,989
UnitedHealth Group, Inc., 2.875%, 3/15/22	20,000	19,416
Universal Health Services, Inc., 7.125%, 6/30/16	30,000	31,762
Universal Health Services, Inc., 4.75%, 8/1/22(2)	20,000	20,637
		383,713
Hotels, Restaurants and Leisure — 0.1%
McDonald's Corp., MTN, 4.60%, 5/26/45	10,000	9,758
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	30,000	31,179
Wyndham Worldwide Corp., 2.95%, 3/1/17	10,000	10,154
		51,091
Household Durables — 0.1%
D.R. Horton, Inc., 3.625%, 2/15/18	40,000	40,900
Lennar Corp., 4.75%, 12/15/17	30,000	31,350
Lennar Corp., 4.50%, 6/15/19	30,000	30,750
MDC Holdings, Inc., 5.50%, 1/15/24	20,000	19,750
Toll Brothers Finance Corp., 6.75%, 11/1/19	30,000	33,450
TRI Pointe Holdings, Inc., 4.375%, 6/15/19	10,000	9,850
		166,050
Industrial Conglomerates — 0.2%
General Electric Co., 5.25%, 12/6/17	70,000	76,263
General Electric Co., 2.70%, 10/9/22	70,000	68,479
General Electric Co., 4.125%, 10/9/42	30,000	28,826
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/1/24	30,000	29,368
		202,936
Insurance — 0.6%
ACE INA Holdings, Inc., 3.15%, 3/15/25	20,000	19,532
Allstate Corp. (The), VRN, 5.75%, 8/15/23	20,000	21,163
American International Group, Inc., 4.875%, 6/1/22	80,000	87,822
American International Group, Inc., 4.50%, 7/16/44	20,000	19,030
American International Group, Inc., MTN, 5.85%, 1/16/18	50,000	55,132
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21	30,000	32,756
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	20,000	20,190
Berkshire Hathaway, Inc., 4.50%, 2/11/43	50,000	50,062
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36	10,000	11,381
International Lease Finance Corp., 6.25%, 5/15/19	20,000	21,675
Liberty Mutual Group, Inc., 4.95%, 5/1/22(2)	20,000	21,512
Liberty Mutual Group, Inc., 4.85%, 8/1/44(2)	30,000	28,993

	Shares/ Principal Amount	Value
Lincoln National Corp., 6.25%, 2/15/20	$40,000	$46,292
Markel Corp., 4.90%, 7/1/22	40,000	42,867
Markel Corp., 3.625%, 3/30/23	10,000	9,860
MetLife, Inc., 4.125%, 8/13/42	20,000	18,589
MetLife, Inc., 4.875%, 11/13/43	20,000	20,730
Principal Financial Group, Inc., 3.30%, 9/15/22	10,000	9,920
Prudential Financial, Inc., MTN, 5.375%, 6/21/20	10,000	11,285
Prudential Financial, Inc., MTN, 5.625%, 5/12/41	40,000	43,899
TIAA Asset Management Finance Co. LLC, 4.125%, 11/1/24(2)	20,000	20,153
Travelers Cos., Inc. (The), 4.60%, 8/1/43	20,000	20,667
Voya Financial, Inc., 5.50%, 7/15/22	40,000	44,930
Voya Financial, Inc., 5.70%, 7/15/43	20,000	22,418
WR Berkley Corp., 4.625%, 3/15/22	20,000	21,276
WR Berkley Corp., 4.75%, 8/1/44	10,000	9,542
		731,676
Internet Software and Services — 0.1%
Netflix, Inc., 5.375%, 2/1/21	40,000	41,700
Netflix, Inc., 5.75%, 3/1/24	10,000	10,325
		52,025
IT Services†
Fidelity National Information Services, Inc., 5.00%, 3/15/22	20,000	21,123
Fidelity National Information Services, Inc., 3.50%, 4/15/23	20,000	19,421
Xerox Corp., 2.95%, 3/15/17	10,000	10,245
		50,789
Life Sciences Tools and Services — 0.1%
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	25,000	25,455
Thermo Fisher Scientific, Inc., 4.15%, 2/1/24	40,000	40,776
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	30,000	31,715
		97,946
Machinery — 0.1%
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22	40,000	39,888
Deere & Co., 5.375%, 10/16/29	60,000	70,409
Oshkosh Corp., 5.375%, 3/1/22	50,000	51,375
		161,672
Media — 0.8%
21st Century Fox America, Inc., 3.00%, 9/15/22	30,000	29,323
21st Century Fox America, Inc., 6.90%, 8/15/39	30,000	37,530
21st Century Fox America, Inc., 4.75%, 9/15/44	30,000	29,340
CBS Corp., 3.50%, 1/15/25	30,000	28,717
CBS Corp., 4.85%, 7/1/42	10,000	9,214
Comcast Corp., 4.40%, 8/15/35	20,000	19,837
Comcast Corp., 6.40%, 5/15/38	70,000	85,085
Comcast Corp., 4.75%, 3/1/44	10,000	10,138
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.00%, 3/1/21	40,000	43,326
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 4.45%, 4/1/24	20,000	20,446

	Shares/ Principal Amount	Value
Discovery Communications LLC, 5.625%, 8/15/19	$25,000	$27,960
Discovery Communications LLC, 3.25%, 4/1/23	20,000	19,261
DISH DBS Corp., 7.125%, 2/1/16	10,000	10,275
Embarq Corp., 8.00%, 6/1/36	20,000	22,224
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	20,000	20,465
Lamar Media Corp., 5.375%, 1/15/24	30,000	30,562
NBCUniversal Media LLC, 5.15%, 4/30/20	20,000	22,457
NBCUniversal Media LLC, 4.375%, 4/1/21	60,000	64,969
NBCUniversal Media LLC, 2.875%, 1/15/23	20,000	19,431
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(2)	30,000	29,587
Scripps Networks Interactive, Inc., 2.80%, 6/15/20	40,000	39,415
TEGNA, Inc., 5.125%, 7/15/20	57,000	58,639
Time Warner Cable, Inc., 6.75%, 7/1/18	20,000	22,303
Time Warner Cable, Inc., 5.50%, 9/1/41	10,000	9,329
Time Warner Cable, Inc., 4.50%, 9/15/42	10,000	8,223
Time Warner, Inc., 4.70%, 1/15/21	30,000	32,427
Time Warner, Inc., 3.60%, 7/15/25	20,000	19,463
Time Warner, Inc., 7.70%, 5/1/32	40,000	52,553
Time Warner, Inc., 5.375%, 10/15/41	20,000	20,520
Time Warner, Inc., 5.35%, 12/15/43	20,000	20,497
Viacom, Inc., 4.50%, 3/1/21	30,000	31,745
Viacom, Inc., 3.125%, 6/15/22	30,000	28,728
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	30,000	29,014
Walt Disney Co. (The), MTN, 4.125%, 6/1/44	20,000	19,661
		972,664
Metals and Mining — 0.2%
Barrick North America Finance LLC, 4.40%, 5/30/21	40,000	40,872
Barrick North America Finance LLC, 5.75%, 5/1/43	10,000	9,621
Freeport-McMoRan, Inc., 4.55%, 11/14/24	20,000	18,644
Glencore Finance Canada Ltd., 4.95%, 11/15/21(2)	20,000	21,009
Newmont Mining Corp., 6.25%, 10/1/39	10,000	9,801
Rio Tinto Finance USA Ltd., 3.75%, 6/15/25	20,000	19,729
Southern Copper Corp., 5.25%, 11/8/42	20,000	17,457
Steel Dynamics, Inc., 6.125%, 8/15/19	30,000	31,725
Vale Overseas Ltd., 5.625%, 9/15/19	55,000	59,622
Vale Overseas Ltd., 4.625%, 9/15/20	10,000	10,534
		239,014
Multi-Utilities — 0.7%
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	30,000	29,889
CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42	10,000	8,761
CMS Energy Corp., 8.75%, 6/15/19	40,000	49,306
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	20,000	18,234
Constellation Energy Group, Inc., 5.15%, 12/1/20	32,000	35,419
Consumers Energy Co., 2.85%, 5/15/22	10,000	10,026
Consumers Energy Co., 3.375%, 8/15/23	10,000	10,180
Dominion Resources, Inc., 2.75%, 9/15/22	70,000	67,659
Dominion Resources, Inc., 3.625%, 12/1/24	30,000	29,762

	Shares/ Principal Amount	Value
Dominion Resources, Inc., 4.90%, 8/1/41	$20,000	$20,375
Dominion Resources, Inc., VRN, 7.50%, 6/30/16	20,000	18,950
Duke Energy Corp., 1.625%, 8/15/17	30,000	30,122
Duke Energy Corp., 3.55%, 9/15/21	20,000	20,759
Duke Energy Florida, Inc., 6.35%, 9/15/37	20,000	25,415
Duke Energy Florida, Inc., 3.85%, 11/15/42	20,000	18,463
Duke Energy Progress, Inc., 4.15%, 12/1/44	20,000	19,301
Edison International, 3.75%, 9/15/17	40,000	41,986
Exelon Generation Co. LLC, 4.25%, 6/15/22	20,000	20,481
Exelon Generation Co. LLC, 5.60%, 6/15/42	10,000	10,192
FirstEnergy Corp., 2.75%, 3/15/18	20,000	20,298
FirstEnergy Corp., 4.25%, 3/15/23	40,000	40,265
Florida Power & Light Co., 4.125%, 2/1/42	20,000	19,723
Georgia Power Co., 4.30%, 3/15/42	10,000	9,479
IPALCO Enterprises, Inc., 5.00%, 5/1/18	40,000	42,400
MidAmerican Energy Co., 4.40%, 10/15/44	20,000	19,993
NextEra Energy Capital Holdings, Inc., VRN, 7.30%, 9/1/17	40,000	41,546
Nisource Finance Corp., 5.65%, 2/1/45	20,000	22,608
PacifiCorp, 6.00%, 1/15/39	20,000	24,287
Potomac Electric Power Co., 3.60%, 3/15/24	20,000	20,446
Progress Energy, Inc., 3.15%, 4/1/22	20,000	20,004
Sempra Energy, 6.50%, 6/1/16	30,000	31,435
Sempra Energy, 2.40%, 3/15/20	10,000	9,925
Sempra Energy, 2.875%, 10/1/22	40,000	38,798
Southern Power Co., 5.15%, 9/15/41	10,000	10,303
Virginia Electric and Power Co., 3.45%, 2/15/24	30,000	30,380
Virginia Electric and Power Co., 4.45%, 2/15/44	10,000	10,029
Xcel Energy, Inc., 4.80%, 9/15/41	10,000	10,373
		907,572
Multiline Retail — 0.1%
Macy's Retail Holdings, Inc., 3.625%, 6/1/24	80,000	79,815
Target Corp., 4.00%, 7/1/42	40,000	37,747
		117,562
Oil, Gas and Consumable Fuels — 0.9%
AmeriGas Partners LP / AmeriGas Finance Corp., 6.25%, 8/20/19	20,000	20,450
Anadarko Petroleum Corp., 5.95%, 9/15/16	10,000	10,544
Anadarko Petroleum Corp., 6.45%, 9/15/36	20,000	23,082
Apache Corp., 4.75%, 4/15/43	20,000	18,513
BP Capital Markets plc, 4.50%, 10/1/20	30,000	32,809
BP Capital Markets plc, 3.51%, 3/17/25	20,000	19,717
California Resources Corp., 5.50%, 9/15/21	50,000	43,562
Chesapeake Energy Corp., 4.875%, 4/15/22	30,000	26,250
Chevron Corp., 2.43%, 6/24/20	10,000	10,090
Cimarex Energy Co., 4.375%, 6/1/24	30,000	29,909
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	30,000	30,651
Concho Resources, Inc., 7.00%, 1/15/21	50,000	52,562

	Shares/ Principal Amount	Value
ConocoPhillips Holding Co., 6.95%, 4/15/29	$10,000	$12,786
Continental Resources, Inc., 5.00%, 9/15/22	40,000	39,275
Ecopetrol SA, 4.125%, 1/16/25	10,000	9,253
EOG Resources, Inc., 5.625%, 6/1/19	30,000	33,925
EOG Resources, Inc., 4.10%, 2/1/21	20,000	21,486
Exxon Mobil Corp., 2.71%, 3/6/25	40,000	38,831
Hess Corp., 6.00%, 1/15/40	20,000	21,360
Marathon Petroleum Corp., 3.50%, 3/1/16	30,000	30,510
Newfield Exploration Co., 5.75%, 1/30/22	20,000	20,500
Noble Energy, Inc., 4.15%, 12/15/21	50,000	52,104
Pemex Project Funding Master Trust, 6.625%, 6/15/35	10,000	10,725
Petrobras Global Finance BV, 5.75%, 1/20/20	50,000	49,667
Petrobras Global Finance BV, 5.375%, 1/27/21	30,000	28,944
Petrobras Global Finance BV, 5.625%, 5/20/43	10,000	7,779
Petroleos Mexicanos, 6.00%, 3/5/20	40,000	44,800
Petroleos Mexicanos, 4.875%, 1/24/22	70,000	72,966
Petroleos Mexicanos, 3.50%, 1/30/23	10,000	9,508
Phillips 66, 4.30%, 4/1/22	50,000	52,502
Phillips 66, 4.65%, 11/15/34	30,000	29,354
Range Resources Corp., 6.75%, 8/1/20	30,000	31,012
Shell International Finance BV, 2.375%, 8/21/22	20,000	19,340
Shell International Finance BV, 3.25%, 5/11/25	20,000	19,816
Shell International Finance BV, 3.625%, 8/21/42	15,000	13,122
Statoil ASA, 2.45%, 1/17/23	40,000	38,356
Statoil ASA, 3.95%, 5/15/43	10,000	9,293
Statoil ASA, 4.80%, 11/8/43	10,000	10,590
Suburban Propane Partners LP / Suburban Energy Finance Corp., 7.375%, 8/1/21	30,000	32,175
Talisman Energy, Inc., 7.75%, 6/1/19	20,000	22,940
Total Capital Canada Ltd., 2.75%, 7/15/23	20,000	19,319
Total Capital SA, 2.125%, 8/10/18	20,000	20,304
Whiting Petroleum Corp., 5.00%, 3/15/19	30,000	29,625
		1,170,306
Paper and Forest Products — 0.1%
Georgia-Pacific LLC, 2.54%, 11/15/19(2)	40,000	39,971
Georgia-Pacific LLC, 5.40%, 11/1/20(2)	60,000	66,994
International Paper Co., 3.80%, 1/15/26	10,000	9,828
International Paper Co., 6.00%, 11/15/41	10,000	10,783
		127,576
Pharmaceuticals — 0.4%
AbbVie, Inc., 1.75%, 11/6/17	60,000	60,208
AbbVie, Inc., 2.90%, 11/6/22	40,000	38,760
AbbVie, Inc., 3.60%, 5/14/25	20,000	19,778
AbbVie, Inc., 4.40%, 11/6/42	30,000	28,392
Actavis Funding SCS, 3.85%, 6/15/24	20,000	19,768
Actavis Funding SCS, 4.55%, 3/15/35	20,000	19,019
Actavis, Inc., 1.875%, 10/1/17	40,000	40,063

	Shares/ Principal Amount	Value
Actavis, Inc., 3.25%, 10/1/22	$30,000	$29,092
Actavis, Inc., 4.625%, 10/1/42	10,000	9,323
Forest Laboratories LLC, 4.875%, 2/15/21(2)	60,000	65,070
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	35,000	34,692
Merck & Co., Inc., 2.40%, 9/15/22	70,000	67,342
Merck & Co., Inc., 3.70%, 2/10/45	10,000	8,921
Roche Holdings, Inc., 6.00%, 3/1/19(2)	18,000	20,480
Roche Holdings, Inc., 3.35%, 9/30/24(2)	20,000	20,185
Sanofi, 4.00%, 3/29/21	21,000	22,492
		503,585
Real Estate Investment Trusts (REITs) — 0.4%
American Tower Corp., 5.05%, 9/1/20	20,000	21,739
DDR Corp., 4.75%, 4/15/18	50,000	53,357
DDR Corp., 3.625%, 2/1/25	20,000	19,215
Essex Portfolio LP, 3.625%, 8/15/22	30,000	30,090
Essex Portfolio LP, 3.375%, 1/15/23	10,000	9,836
Essex Portfolio LP, 3.25%, 5/1/23	10,000	9,634
HCP, Inc., 3.75%, 2/1/16	30,000	30,393
Health Care REIT, Inc., 2.25%, 3/15/18	10,000	10,076
Health Care REIT, Inc., 3.75%, 3/15/23	20,000	19,807
Hospitality Properties Trust, 4.65%, 3/15/24	60,000	59,888
Hospitality Properties Trust, 4.50%, 3/15/25	20,000	19,682
Host Hotels & Resorts LP, 3.75%, 10/15/23	20,000	19,628
Kilroy Realty LP, 3.80%, 1/15/23	40,000	39,908
Realty Income Corp., 4.125%, 10/15/26	10,000	10,070
Senior Housing Properties Trust, 4.75%, 5/1/24	30,000	30,151
Ventas Realty LP / Ventas Capital Corp., 3.125%, 11/30/15	10,000	10,082
Ventas Realty LP / Ventas Capital Corp., 4.75%, 6/1/21	30,000	32,516
		426,072
Road and Rail — 0.2%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	39,000	40,789
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41	10,000	10,523
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	50,000	48,510
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	10,000	9,256
CSX Corp., 4.25%, 6/1/21	20,000	21,640
CSX Corp., 3.40%, 8/1/24	30,000	30,033
Norfolk Southern Corp., 5.75%, 4/1/18	10,000	11,055
Norfolk Southern Corp., 3.25%, 12/1/21	40,000	41,054
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.875%, 7/17/18(2)	10,000	10,188
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.375%, 2/1/22(2)	20,000	19,394
Union Pacific Corp., 4.00%, 2/1/21	20,000	21,588
Union Pacific Corp., 4.75%, 9/15/41	30,000	31,172
		295,202
Semiconductors and Semiconductor Equipment†
Intel Corp., 1.35%, 12/15/17	30,000	30,002

	Shares/ Principal Amount	Value
KLA-Tencor Corp., 4.65%, 11/1/24	$10,000	$9,988
		39,990
Software — 0.2%
Activision Blizzard, Inc., 5.625%, 9/15/21(2)	40,000	42,000
Intuit, Inc., 5.75%, 3/15/17	75,000	80,269
Microsoft Corp., 2.70%, 2/12/25	30,000	28,900
Oracle Corp., 2.50%, 10/15/22	45,000	43,351
Oracle Corp., 3.625%, 7/15/23	30,000	30,841
Oracle Corp., 3.40%, 7/8/24	30,000	30,068
		255,429
Specialty Retail — 0.1%
Home Depot, Inc. (The), 2.625%, 6/1/22	30,000	29,541
Home Depot, Inc. (The), 5.95%, 4/1/41	40,000	48,633
Sally Holdings LLC / Sally Capital, Inc., 6.875%, 11/15/19	35,000	36,750
United Rentals North America, Inc., 4.625%, 7/15/23	20,000	19,687
		134,611
Technology Hardware, Storage and Peripherals — 0.2%
Apple, Inc., 1.00%, 5/3/18	30,000	29,677
Apple, Inc., 2.85%, 5/6/21	30,000	30,434
Apple, Inc., 3.45%, 5/6/24	40,000	40,777
Hewlett-Packard Co., 4.30%, 6/1/21	25,000	25,975
Seagate HDD Cayman, 4.75%, 6/1/23	50,000	50,970
		177,833
Textiles, Apparel and Luxury Goods — 0.1%
Hanesbrands, Inc., 6.375%, 12/15/20	40,000	42,000
L Brands, Inc., 6.90%, 7/15/17	20,000	21,850
PVH Corp., 4.50%, 12/15/22	30,000	29,850
		93,700
Tobacco — 0.1%
Altria Group, Inc., 2.85%, 8/9/22	70,000	67,311
Philip Morris International, Inc., 4.125%, 5/17/21	40,000	43,148
Reynolds American, Inc., 4.45%, 6/12/25	40,000	40,772
		151,231
Wireless Telecommunication Services — 0.1%
Sprint Communications, 6.00%, 12/1/16	30,000	31,144
Sprint Communications, 9.00%, 11/15/18(2)	40,000	45,270
T-Mobile USA, Inc., 6.46%, 4/28/19	40,000	41,300
Vodafone Group plc, 5.625%, 2/27/17	50,000	53,141
		170,855
TOTAL CORPORATE BONDS (Cost $15,404,392)		15,578,461
U.S. TREASURY SECURITIES — 11.8%
U.S. Treasury Bonds, 4.75%, 2/15/37	240,000	309,937
U.S. Treasury Bonds, 3.50%, 2/15/39	730,000	783,724
U.S. Treasury Bonds, 4.375%, 11/15/39	510,000	624,670
U.S. Treasury Bonds, 3.125%, 11/15/41	50,000	50,109

	Shares/ Principal Amount	Value
U.S. Treasury Bonds, 2.75%, 11/15/42	$650,000	$602,012
U.S. Treasury Bonds, 2.875%, 5/15/43	150,000	142,289
U.S. Treasury Bonds, 3.125%, 8/15/44	270,000	269,198
U.S. Treasury Bonds, 3.00%, 11/15/44	110,000	107,104
U.S. Treasury Bonds, 2.50%, 2/15/45	80,000	70,088
U.S. Treasury Notes, 0.375%, 11/15/15(4)	400,000	400,438
U.S. Treasury Notes, 1.375%, 11/30/15	400,000	402,172
U.S. Treasury Notes, 0.75%, 10/31/17	300,000	299,625
U.S. Treasury Notes, 1.875%, 10/31/17	200,000	204,984
U.S. Treasury Notes, 1.00%, 2/15/18	3,420,000	3,428,550
U.S. Treasury Notes, 1.00%, 3/15/18	500,000	500,938
U.S. Treasury Notes, 2.625%, 4/30/18	85,000	88,945
U.S. Treasury Notes, 1.375%, 9/30/18	700,000	705,359
U.S. Treasury Notes, 1.625%, 7/31/19	250,000	252,012
U.S. Treasury Notes, 1.50%, 10/31/19	2,350,000	2,349,450
U.S. Treasury Notes, 1.50%, 11/30/19	450,000	449,754
U.S. Treasury Notes, 1.25%, 1/31/20	200,000	197,203
U.S. Treasury Notes, 1.375%, 2/29/20	900,000	891,703
U.S. Treasury Notes, 1.375%, 3/31/20	200,000	197,891
U.S. Treasury Notes, 1.375%, 4/30/20	200,000	197,656
U.S. Treasury Notes, 1.625%, 6/30/20	400,000	399,625
U.S. Treasury Notes, 2.00%, 10/31/21	150,000	150,129
U.S. Treasury Notes, 1.875%, 5/31/22	250,000	246,992
U.S. Treasury Notes, 2.00%, 2/15/25	450,000	436,605
TOTAL U.S. TREASURY SECURITIES (Cost $14,718,847)		14,759,162
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(5) — 10.8%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 1.7%
FHLMC, VRN, 1.75%, 7/15/15	29,606	30,349
FHLMC, VRN, 1.84%, 7/15/15	74,346	76,424
FHLMC, VRN, 1.96%, 7/15/15	41,205	42,597
FHLMC, VRN, 1.98%, 7/15/15	54,099	55,789
FHLMC, VRN, 2.07%, 7/15/15	105,032	106,791
FHLMC, VRN, 2.26%, 7/15/15	54,832	58,645
FHLMC, VRN, 2.33%, 7/15/15	98,781	99,846
FHLMC, VRN, 2.40%, 7/15/15	26,556	28,418
FHLMC, VRN, 2.42%, 7/15/15	130,094	138,997
FHLMC, VRN, 2.48%, 7/15/15	20,203	21,628
FHLMC, VRN, 2.55%, 7/15/15	17,411	18,462
FHLMC, VRN, 2.87%, 7/15/15	18,739	19,272
FHLMC, VRN, 3.01%, 7/15/15	65,444	69,740
FHLMC, VRN, 3.24%, 7/15/15	18,724	19,983
FHLMC, VRN, 3.29%, 7/15/15	41,540	44,153
FHLMC, VRN, 3.73%, 7/15/15	25,295	26,438
FHLMC, VRN, 4.06%, 7/15/15	30,387	31,915
FHLMC, VRN, 4.20%, 7/15/15	38,748	40,779
FHLMC, VRN, 4.74%, 7/15/15	18,036	19,021

	Shares/ Principal Amount	Value
FHLMC, VRN, 5.13%, 7/15/15	$18,769	$19,997
FHLMC, VRN, 5.78%, 7/15/15	49,893	53,363
FHLMC, VRN, 5.93%, 7/15/15	39,081	41,665
FHLMC, VRN, 6.12%, 7/15/15	28,599	30,690
FNMA, VRN, 1.89%, 7/25/15	60,932	63,954
FNMA, VRN, 1.92%, 7/25/15	143,791	151,227
FNMA, VRN, 1.94%, 7/25/15	96,400	101,510
FNMA, VRN, 1.94%, 7/25/15	167,924	176,825
FNMA, VRN, 1.94%, 7/25/15	76,726	80,793
FNMA, VRN, 1.94%, 7/25/15	81,713	86,044
FNMA, VRN, 2.20%, 7/25/15	21,864	23,322
FNMA, VRN, 2.31%, 7/25/15	19,332	20,643
FNMA, VRN, 2.33%, 7/25/15	17,186	18,394
FNMA, VRN, 2.34%, 7/25/15	62,042	66,120
FNMA, VRN, 2.71%, 7/25/15	63,720	65,293
FNMA, VRN, 3.36%, 7/25/15	34,696	36,262
FNMA, VRN, 3.68%, 7/25/15	49,794	52,232
FNMA, VRN, 3.92%, 7/25/15	33,423	35,336
FNMA, VRN, 5.06%, 7/25/15	29,566	31,775
		2,104,692
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 9.1%
FHLMC, 6.50%, 6/1/16	3,915	3,970
FHLMC, 6.50%, 6/1/16	3,045	3,097
FHLMC, 4.50%, 1/1/19	61,271	63,824
FHLMC, 6.50%, 1/1/28	4,795	5,494
FHLMC, 6.50%, 6/1/29	5,565	6,377
FHLMC, 8.00%, 7/1/30	5,187	6,438
FHLMC, 5.50%, 12/1/33	135,444	153,229
FHLMC, 5.50%, 1/1/38	25,492	28,533
FHLMC, 6.00%, 8/1/38	23,115	26,230
FHLMC, 6.50%, 7/1/47	2,164	2,402
FNMA, 3.50%, 7/14/15(6)	900,000	925,787
FNMA, 4.00%, 7/14/15(6)	300,000	317,455
FNMA, 4.50%, 7/14/15(6)	225,000	243,105
FNMA, 4.50%, 5/1/19	26,483	27,603
FNMA, 4.50%, 5/1/19	38,517	40,222
FNMA, 2.625%, 9/6/24	90,000	90,006
FNMA, 6.50%, 1/1/28	4,633	5,323
FNMA, 6.50%, 1/1/29	11,096	12,877
FNMA, 7.50%, 7/1/29	27,913	31,983
FNMA, 7.50%, 9/1/30	4,949	5,856
FNMA, 6.625%, 11/15/30	330,000	466,060
FNMA, 5.00%, 7/1/31	177,799	197,221
FNMA, 6.50%, 1/1/32	7,978	9,163
FNMA, 5.50%, 6/1/33	36,467	41,181
FNMA, 5.50%, 8/1/33	87,691	98,930

	Shares/ Principal Amount	Value
FNMA, 5.00%, 11/1/33	$225,006	$249,654
FNMA, 5.50%, 1/1/34	74,397	83,956
FNMA, 5.00%, 4/1/35	183,165	202,783
FNMA, 4.50%, 9/1/35	121,151	131,437
FNMA, 5.00%, 2/1/36	188,266	208,294
FNMA, 5.50%, 1/1/37	138,345	155,401
FNMA, 5.50%, 2/1/37	33,444	37,529
FNMA, 6.00%, 7/1/37	206,921	236,254
FNMA, 6.50%, 8/1/37	48,891	54,716
FNMA, 5.00%, 4/1/40	292,680	323,437
FNMA, 5.00%, 6/1/40	222,875	246,365
FNMA, 3.50%, 1/1/41	556,455	574,043
FNMA, 4.00%, 1/1/41	741,807	792,520
FNMA, 4.50%, 1/1/41	291,692	318,357
FNMA, 4.00%, 5/1/41	188,966	201,325
FNMA, 5.00%, 6/1/41	254,978	282,216
FNMA, 4.50%, 7/1/41	231,464	251,870
FNMA, 4.50%, 9/1/41	59,942	65,018
FNMA, 4.00%, 12/1/41	291,097	310,117
FNMA, 4.00%, 1/1/42	81,980	87,198
FNMA, 4.00%, 1/1/42	330,531	352,150
FNMA, 4.00%, 3/1/42	227,776	241,768
FNMA, 3.50%, 5/1/42	546,581	564,075
FNMA, 3.50%, 6/1/42	121,230	125,134
FNMA, 6.50%, 8/1/47	6,973	7,791
FNMA, 6.50%, 8/1/47	12,789	14,294
FNMA, 6.50%, 9/1/47	13,039	14,578
FNMA, 6.50%, 9/1/47	932	1,042
FNMA, 6.50%, 9/1/47	4,895	5,473
FNMA, 6.50%, 9/1/47	7,114	7,956
FNMA, 6.50%, 9/1/47	1,900	2,123
GNMA, 3.50%, 7/20/15(6)	525,000	543,888
GNMA, 4.00%, 7/20/15(6)	546,000	577,992
GNMA, 7.00%, 4/20/26	15,610	18,459
GNMA, 7.50%, 8/15/26	10,047	12,129
GNMA, 7.00%, 2/15/28	3,993	4,053
GNMA, 7.50%, 2/15/28	3,982	4,072
GNMA, 6.50%, 5/15/28	885	1,010
GNMA, 6.50%, 5/15/28	2,149	2,453
GNMA, 7.00%, 12/15/28	5,880	6,124
GNMA, 7.00%, 5/15/31	30,381	36,879
GNMA, 5.50%, 11/15/32	81,884	94,521
GNMA, 4.50%, 1/15/40	87,692	95,272
GNMA, 4.50%, 5/20/41	226,998	247,765
GNMA, 4.50%, 6/15/41	102,223	113,226
GNMA, 4.00%, 12/15/41	393,296	418,702

	Shares/ Principal Amount	Value
GNMA, 3.50%, 7/20/42	$149,961	$155,820
		11,293,605
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $13,071,580)		13,398,297
COLLATERALIZED MORTGAGE OBLIGATIONS(5) — 2.3%
Private Sponsor Collateralized Mortgage Obligations — 2.1%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	7,827	8,228
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 2.50%, 7/1/15	66,329	66,350
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37	95,620	75,352
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2A1, VRN, 2.61%, 7/1/15	21,444	21,572
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	7,855	7,861
Banc of America Mortgage Securities, Inc., Series 2004-E, Class 2A6 SEQ, VRN, 2.86%, 7/1/15	68,234	68,174
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	22,444	23,509
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.24%, 7/1/15	84,408	83,863
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 1.98%, 7/1/15	51,874	51,149
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.11%, 7/1/15	19,601	19,380
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	3,062	3,012
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 2A1, VRN, 2.47%, 7/1/15	94,727	93,858
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 2.24%, 7/1/15	23,591	23,424
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 3.94%, 7/1/15	26,613	25,474
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.29%, 7/1/15	56,659	55,205
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 2.68%, 7/1/15	51,900	51,715
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.69%, 7/1/15	69,510	69,578
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.68%, 7/1/15	107,393	107,891
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 2.93%, 7/1/15	32,162	31,887
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 2.67%, 7/1/15	17,270	17,204
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.61%, 7/1/15	36,689	37,024
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 7/1/15(2)	61,097	60,362
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.70%, 7/1/15	83,296	85,543
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	16,470	17,285
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.17%, 7/25/15	34,667	34,163

	Shares/ Principal Amount	Value
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.46%, 7/1/15	$72,699	$71,562
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.36%, 7/1/15	13,954	13,905
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 7/1/15	24,361	24,500
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, VRN, 4.00%, 7/1/15(2)	41,399	42,351
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 2.45%, 7/1/15	21,849	21,885
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.42%, 7/1/15	137,503	137,561
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 0.93%, 7/27/15	30,008	28,953
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 2.44%, 7/1/15	157,671	157,001
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-K, Class 2A6, VRN, 2.73%, 7/1/15	10,942	11,032
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 2.72%, 7/1/15	38,918	39,901
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.61%, 7/1/15	47,810	48,156
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	33,760	34,673
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-3, Class A12, 5.50%, 5/25/35	38,643	39,470
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	61,215	64,513
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.66%, 7/1/15	124,972	128,034
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 2.65%, 7/1/15	40,247	41,034
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 2.65%, 7/1/15	77,898	79,537
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 4.89%, 7/1/15	15,655	15,536
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 1A1, VRN, 2.67%, 7/1/15	30,153	30,808
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.64%, 7/1/15	34,134	34,481
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 3A1, VRN, 2.61%, 7/1/15	23,689	24,040
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 2.74%, 7/1/15	75,224	75,461
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	42,013	43,231
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	31,541	32,840
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	26,035	27,067
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	22,753	23,545
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	11,761	12,181
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.21%, 7/1/15	28,101	28,029

	Shares/ Principal Amount	Value
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	$62,863	$66,472
		2,536,822
U.S. Government Agency Collateralized Mortgage Obligations — 0.2%
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	104,261	113,548
FNMA, Series 2014-M3, Class ASQ2, 0.56%, 3/25/16	171,288	171,380
		284,928
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,832,575)		2,821,750
COMMERCIAL MORTGAGE-BACKED SECURITIES(5) — 2.2%
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 7/1/15	44,053	44,087
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 7/1/15	25,000	25,269
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A SEQ, 2.96%, 12/10/30(2)	250,000	247,641
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 0.99%, 7/15/15(2)	125,000	124,760
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, VRN, 3.49%, 7/1/15(2)	100,000	98,495
BLCP Hotel Trust, Series 2014-CLRN, Class A, VRN, 1.14%, 7/15/15(2)	225,000	225,011
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 0.99%, 7/15/15(2)	150,000	149,940
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, 4.43%, 2/10/47	125,000	135,306
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 7/1/15	125,000	131,330
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, 4.19%, 9/10/47	175,000	183,524
Commercial Mortgage Pass-Through Certificates, Series 2015-3BP, Class B, VRN, 3.35%, 7/1/15(2)	75,000	73,022
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, 3.60%, 3/10/48	100,000	99,818
Core Industrial Trust, Series 2015-WEST, Class A, 3.29%, 2/10/37(2)	175,000	172,609
GS Mortgage Securities Corp. II, Series 2015-GC28, Class AS, 3.76%, 2/10/48	50,000	50,145
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 7/10/15(2)	275,000	277,209
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 7/1/15	75,000	77,743
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-CBM, Class A, VRN, 1.09%, 7/15/15(2)	150,000	149,370
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.17%, 12/15/46	50,000	53,682
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class AS, 4.52%, 12/15/46	75,000	81,292
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	7,817	7,907
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 7/11/15	55,865	55,900
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A SEQ, 3.35%, 7/13/29(2)	125,000	128,614
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 7/1/15(2)	125,000	125,498
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,718,629)		2,718,172

	Shares/ Principal Amount	Value
ASSET-BACKED SECURITIES(5) — 1.3%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-1A, Class A SEQ, 2.05%, 8/20/16(2)	$33,333	$33,375
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A SEQ, 2.80%, 5/20/18(2)	100,000	102,382
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 2.63%, 12/20/21	125,000	124,730
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 0.60%, 7/7/15(2)	137,218	136,838
CNH Equipment Trust, Series 2014-B, Class A2 SEQ, 0.48%, 8/15/17	67,003	66,977
Dryrock Issuance Trust, Series 2014-1, Class A, VRN, 0.55%, 7/15/15	125,000	125,047
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(2)	56,708	56,671
Harley-Davidson Motorcycle Trust, Series 2014-1, Class A2B, VRN, 0.36%, 7/15/15	112,721	112,614
Hertz Fleet Lease Funding LP, Series 2014-1, Class A, VRN, 0.59%, 7/10/15(2)	159,188	159,018
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(2)	42,954	43,214
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(2)	173,823	172,514
John Deere Owner Trust, Series 2014-A, Class A2 SEQ, 0.45%, 9/15/16	91,595	91,597
John Deere Owner Trust, Series 2014-A, Class A3 SEQ, 0.92%, 4/16/18	100,000	100,092
MVW Owner Trust, Series 2014-1A, Class A, 2.25%, 9/22/31(2)	84,227	84,116
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(2)	109,346	109,458
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	18,741	18,835
Volvo Financial Equipment LLC, Series 2015-1A, Class A2, 0.95%, 11/15/17(2)	100,000	100,104
TOTAL ASSET-BACKED SECURITIES (Cost $1,640,459)		1,637,582
MUNICIPAL SECURITIES — 0.5%
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S-1, (Building Bonds), 6.92%, 4/1/40	40,000	51,611
California GO, (Building Bonds), 7.55%, 4/1/39	20,000	28,995
California GO, (Building Bonds), 7.30%, 10/1/39	30,000	41,776
California GO, (Building Bonds), 7.60%, 11/1/40	5,000	7,429
Illinois GO, (Taxable Pension), 5.10%, 6/1/33	40,000	37,258
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36	20,000	25,422
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	20,000	23,640
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40	15,000	19,643
Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.45%, 5/1/33	40,000	46,694
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40	40,000	55,688
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	20,000	26,935

	Shares/ Principal Amount	Value
Ohio Water Development Authority Pollution Control Rev., Series 2010 B-2, (Building Bonds), 4.88%, 12/1/34	$30,000	$33,534
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	20,000	24,489
Port Authority of New York & New Jersey Rev., (Consolidated Bonds), 4.46%, 10/1/62	45,000	43,236
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	40,000	46,290
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	25,000	30,032
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	25,000	27,716
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	25,000	29,852
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 FG, (Building Bonds), 6.95%, 11/1/50	20,000	26,952
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	30,000	35,804
TOTAL MUNICIPAL SECURITIES (Cost $581,508)		662,996
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.5%
Brazil — 0.1%
Brazilian Government International Bond, 5.875%, 1/15/19	70,000	77,875
Canada†
Province of Ontario Canada, 1.00%, 7/22/16	30,000	30,143
Colombia†
Colombia Government International Bond, 4.375%, 7/12/21	30,000	31,455
Italy†
Italy Government International Bond, 6.875%, 9/27/23	30,000	37,499
Mexico — 0.2%
Mexico Government International Bond, MTN, 5.95%, 3/19/19	120,000	134,880
Mexico Government International Bond, 5.125%, 1/15/20	70,000	77,385
Mexico Government International Bond, MTN, 4.75%, 3/8/44	60,000	57,600
		269,865
Peru†
Peruvian Government International Bond, 6.55%, 3/14/37	10,000	12,500
Peruvian Government International Bond, 5.625%, 11/18/50	30,000	33,600
		46,100
Poland — 0.1%
Poland Government International Bond, 5.125%, 4/21/21	35,000	38,917
Poland Government International Bond, 3.00%, 3/17/23	10,000	9,843
		48,760
South Korea — 0.1%
Export-Import Bank of Korea, 3.75%, 10/20/16	40,000	41,369
Korea Development Bank (The), 3.25%, 3/9/16	20,000	20,297
Korea Development Bank (The), 4.00%, 9/9/16	20,000	20,665
		82,331
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45	20,000	17,150
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $605,837)		641,178

	Shares	Value
TEMPORARY CASH INVESTMENTS — 1.4%
SSgA U.S. Government Money Market Fund, Class N	1,071,372	$1,071,372
State Street Institutional Liquid Reserves Fund, Premier Class	673,466	673,466
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,744,838)		1,744,838
TOTAL INVESTMENT SECURITIES — 102.2% (Cost $114,042,644)		127,369,172
OTHER ASSETS AND LIABILITIES — (2.2)%		(2,735,132)
TOTAL NET ASSETS — 100.0%		$124,634,040

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
6	U.S. Treasury 2-Year Notes	September 2015	$1,313,625	$1,955

NOTES TO SCHEDULE OF INVESTMENTS
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Directors. The aggregate value of these securities at the period end was $3,574,496, which represented 2.9% of total net assets.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(4)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $6,010.

(5)	Final maturity date indicated, unless otherwise noted.

(6)	Forward commitment. Settlement date is indicated.

See Notes to Financial Statements.

Statement of Assets and Liabilities

JUNE 30, 2015 (UNAUDITED)
Assets
Investment securities, at value (cost of $114,042,644)	$127,369,172
Receivable for investments sold	292,777
Receivable for capital shares sold	4,809
Dividends and interest receivable	409,341
128,076,099

Liabilities
Payable for investments purchased	3,272,567
Payable for capital shares redeemed	85,825
Payable for variation margin on futures contracts	281
Accrued management fees	83,386
3,442,059

Net Assets	$124,634,040

Class I Capital Shares, $0.01 Par Value
Shares authorized	150,000,000
Shares outstanding	17,402,954

Net Asset Value Per Share	$7.16

Net Assets Consist of:
Capital (par value and paid-in surplus)	$106,310,109
Distributions in excess of net investment income	(40,683)
Undistributed net realized gain	5,036,131
Net unrealized appreciation	13,328,483
$124,634,040

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2015 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $514)	$865,790
Interest	705,487
1,571,277

Expenses:
Management fees	579,346
Directors' fees and expenses	2,225
Other expenses	1,318
582,889
Fees waived	(64,372)
518,517

Net investment income (loss)	1,052,760

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	5,477,031
Futures contract transactions	2,913
5,479,944

Change in net unrealized appreciation (depreciation) on:
Investments	(6,622,099)
Futures contracts	1,955
(6,620,144)

Net realized and unrealized gain (loss)	(1,140,200)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(87,440)

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2015 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2014
Increase (Decrease) in Net Assets	June 30, 2015	December 31, 2014
Operations
Net investment income (loss)	$1,052,760	$1,968,998
Net realized gain (loss)	5,479,944	12,264,822
Change in net unrealized appreciation (depreciation)	(6,620,144)	(1,561,476)
Net increase (decrease) in net assets resulting from operations	(87,440)	12,672,344

Distributions to Shareholders
From net investment income	(1,236,428)	(2,050,083)
From net realized gains	(11,983,170)	(11,618,914)
Decrease in net assets from distributions	(13,219,598)	(13,668,997)

Capital Share Transactions
Proceeds from shares sold	8,015,986	17,827,282
Proceeds from reinvestment of distributions	13,219,598	13,668,997
Payments for shares redeemed	(21,449,829)	(25,000,225)
Net increase (decrease) in net assets from capital share transactions	(214,245)	6,496,054

Net increase (decrease) in net assets	(13,521,283)	5,499,401

Net Assets
Beginning of period	138,155,323	132,655,922
End of period	$124,634,040	$138,155,323

Undistributed (distributions in excess of) net investment income	$(40,683)	$142,985

Transactions in Shares of the Fund
Sold	1,028,696	2,296,254
Issued in reinvestment of distributions	1,813,486	1,828,353
Redeemed	(2,784,311)	(3,207,224)
Net increase (decrease) in shares of the fund	57,871	917,383

See Notes to Financial Statements.

Notes to Financial Statements

JUNE 30, 2015 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Balanced Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts, forward commitments and swap agreements.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.80% to 0.90%. During the six months ended June 30, 2015, the investment advisor voluntarily agreed to waive 0.10% of the fund's management fee. The investment advisor expects this waiver to continue until July 31, 2015 and cannot terminate it prior to such date without the approval of the Board of Directors. The effective annual management fee before waiver for the six months ended June 30, 2015 was 0.90%. The effective annual management fee after waiver for the six months ended June 30, 2015 was 0.80%.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the six months ended June 30, 2015 totaled $58,556,235, of which $23,257,794 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the six months ended June 30, 2015 totaled $67,466,839, of which $23,360,786 represented U.S. Treasury and Government Agency obligations.

5. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$73,406,736	—	—
Corporate Bonds	—	$15,578,461	—
U.S. Treasury Securities	—	14,759,162	—
U.S. Government Agency Mortgage-Backed Securities	—	13,398,297	—
Collateralized Mortgage Obligations	—	2,821,750	—
Commercial Mortgage-Backed Securities	—	2,718,172	—
Asset-Backed Securities	—	1,637,582	—
Municipal Securities	—	662,996	—
Sovereign Governments and Agencies	—	641,178	—
Temporary Cash Investments	1,744,838	—	—
	$75,151,574	$52,217,598	—
Other Financial Instruments
Futures Contracts	$1,955	—	—

6. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average exposure to interest rate risk derivative instruments held during the period was 6 contracts.

The value of interest rate risk derivative instruments as of June 30, 2015, is disclosed on the Statement of Assets and Liabilities as a liability of $281 in payable for variation margin on futures contracts.* For the six months ended June 30, 2015, the effect of interest rate risk derivative instruments on the Statement of Operations was $2,913 in net realized gain (loss) on futures contract transactions and $1,955 in change in net unrealized appreciation (depreciation) on futures contracts.

* Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of June 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$114,467,482
Gross tax appreciation of investments	$15,057,713
Gross tax depreciation of investments	(2,156,023)
Net tax appreciation (depreciation) of investments	$12,901,690

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2015(3)	$7.97	0.06	(0.06)	—	(0.07)	(0.74)	(0.81)	$7.16	(0.13)%	0.81%(4)	0.91%(4)	1.64%(4)	1.54%(4)	45%	$124,634
2014	$8.08	0.11	0.62	0.73	(0.12)	(0.72)	(0.84)	$7.97	9.85%	0.86%	0.90%	1.47%	1.43%	67%	$138,155
2013	$7.13	0.12	1.10	1.22	(0.12)	(0.15)	(0.27)	$8.08	17.43%	0.90%	0.90%	1.52%	1.52%	75%	$132,656
2012	$6.51	0.14	0.63	0.77	(0.15)	—	(0.15)	$7.13	11.80%	0.90%	0.90%	1.99%	1.99%	84%	$119,822
2011	$6.30	0.12	0.21	0.33	(0.12)	—	(0.12)	$6.51	5.33%	0.90%	0.90%	1.91%	1.91%	74%	$112,910
2010	$5.75	0.11	0.55	0.66	(0.11)	—	(0.11)	$6.30	11.64%	0.91%	0.91%	1.78%	1.78%	75%	$117,783

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended June 30, 2015 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 30, 2015, the Fund’s Board of Directors unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•	the Fund’s investment performance compared to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to other investment management clients of the Advisor;

•	acquired fund fees and expenses;

•	payments to intermediaries by the Fund and the Advisor; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Directors held two in-person meetings and one telephonic meeting to review and discuss the information provided. The independent Directors also had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the

Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Directors’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except Rule 12b-1 plans)

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board particularly noted the Advisor’s continual efforts to maintain effective business continuity plans and to address cybersecurity threats. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent Directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board and the Advisor agreed to a reduction of the Fund's annual unified management fee of 0.08% (e.g., the Class I unified fee will be reduced from 0.90% to 0.82%) for at least one year, beginning August 1, 2015. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Directors also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Board reviewed such information and found the payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the management fee is fair and reasonable in light of the services provided and that the investment management agreement between the Fund and the Advisor should be renewed.

Additional Information

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-378-9878. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Variable Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2015 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-86490 1508

SEMIANNUAL REPORT	JUNE 30, 2015

VP Capital Appreciation Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Performance

Total Returns as of June 30, 2015
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Class I	AVCIX	7.36%	11.25%	17.46%	12.23%	8.92%	11/20/87
Russell Midcap Growth Index	—	4.18%	9.45%	18.68%	9.68%	11.59%(2)	—
Class II	AVCWX	7.30%	11.12%	—	—	15.77%	4/25/14

(1)	Total returns for periods less than one year are not annualized.

(2)	Since November 30, 1987, the date nearest Class I’s inception for which data are available.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to insurance contracts.

Total Annual Fund Operating Expenses
Class I	Class II
1.00%	1.15%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-6488 or visit ipro.americancentury.com (for Investment Professionals). For additional information about the fund, please consult the prospectus.

2

Fund Characteristics

JUNE 30, 2015
Top Ten Holdings	% of net assets
Electronic Arts, Inc.	3.7%
SBA Communications Corp., Class A	2.9%
Teleflex, Inc.	2.7%
Constellation Brands, Inc., Class A	2.5%
Affiliated Managers Group, Inc.	2.2%
Middleby Corp. (The)	2.2%
Canadian Pacific Railway Ltd., New York Shares	2.0%
Intuit, Inc.	1.8%
Zoetis, Inc.	1.6%
Motorola Solutions, Inc.	1.6%

Top Five Industries	% of net assets
Software	7.2%
Specialty Retail	6.2%
Machinery	5.3%
Health Care Equipment and Supplies	4.7%
Beverages	4.4%

Types of Investments in Portfolio	% of net assets
Common Stocks	97.6%
Temporary Cash Investments	2.2%
Other Assets and Liabilities	0.2%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period(1)1/1/15 - 6/30/15	Annualized Expense Ratio(1)
Actual
Class I	$1,000	$1,073.60	$5.14	1.00%
Class II	$1,000	$1,073.00	$5.91	1.15%
Hypothetical
Class I	$1,000	$1,019.84	$5.01	1.00%
Class II	$1,000	$1,019.09	$5.76	1.15%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

4

Schedule of Investments

JUNE 30, 2015 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 97.6%
Aerospace and Defense — 1.6%
B/E Aerospace, Inc.	91,855	$5,042,840
Esterline Technologies Corp.(1)	33,742	3,216,962
		8,259,802
Airlines — 1.3%
American Airlines Group, Inc.	25,276	1,009,397
Spirit Airlines, Inc.(1)	91,173	5,661,843
		6,671,240
Auto Components — 1.4%
BorgWarner, Inc.	122,300	6,951,532
Banks — 2.5%
East West Bancorp, Inc.	84,410	3,783,256
Signature Bank(1)	31,811	4,656,812
SVB Financial Group(1)	28,557	4,111,637
		12,551,705
Beverages — 4.4%
Boston Beer Co., Inc. (The), Class A(1)	10,411	2,415,248
Brown-Forman Corp., Class B	74,744	7,487,854
Constellation Brands, Inc., Class A	108,576	12,596,987
		22,500,089
Biotechnology — 2.4%
Alnylam Pharmaceuticals, Inc.(1)	21,870	2,621,557
AMAG Pharmaceuticals, Inc.(1)	46,510	3,211,981
Regeneron Pharmaceuticals, Inc.(1)	4,995	2,548,099
Vertex Pharmaceuticals, Inc.(1)	29,929	3,695,633
		12,077,270
Building Products — 0.9%
Lennox International, Inc.	44,110	4,750,206
Capital Markets — 2.2%
Affiliated Managers Group, Inc.(1)	51,385	11,232,761
Commercial Services and Supplies — 2.0%
KAR Auction Services, Inc.	174,926	6,542,232
Stericycle, Inc.(1)	27,237	3,647,307
		10,189,539
Communications Equipment — 3.0%
Juniper Networks, Inc.	108,473	2,817,044
Motorola Solutions, Inc.	140,984	8,084,022
Palo Alto Networks, Inc.(1)	24,737	4,321,554
		15,222,620
Consumer Finance — 0.5%
Discover Financial Services	47,563	2,740,580

5

	Shares	Value
Containers and Packaging — 1.7%
Ball Corp.	74,894	$5,253,814
Berry Plastics Group, Inc.(1)	101,464	3,287,434
		8,541,248
Distributors — 0.3%
LKQ Corp.(1)	49,134	1,486,058
Diversified Financial Services — 1.1%
McGraw Hill Financial, Inc.	55,176	5,542,429
Diversified Telecommunication Services — 0.5%
Zayo Group Holdings, Inc.(1)	101,552	2,611,917
Electrical Equipment — 0.8%
Acuity Brands, Inc.	23,380	4,207,932
Electronic Equipment, Instruments and Components — 1.3%
TE Connectivity Ltd.	99,133	6,374,252
Food and Staples Retailing — 1.4%
Costco Wholesale Corp.	36,442	4,921,856
United Natural Foods, Inc.(1)	32,439	2,065,716
		6,987,572
Food Products — 2.2%
Hain Celestial Group, Inc. (The)(1)	62,119	4,091,157
Hershey Co. (The)	41,014	3,643,274
WhiteWave Foods Co., Class A(1)	65,426	3,198,023
		10,932,454
Health Care Equipment and Supplies — 4.7%
Cooper Cos., Inc. (The)	22,576	4,017,851
DexCom, Inc.(1)	43,772	3,500,884
Hologic, Inc.(1)	4,676	177,969
NuVasive, Inc.(1)	54,400	2,577,472
Teleflex, Inc.	99,945	13,537,550
		23,811,726
Health Care Providers and Services — 4.1%
AmerisourceBergen Corp.	54,221	5,765,861
Team Health Holdings, Inc.(1)	79,438	5,189,684
Universal Health Services, Inc., Class B	45,758	6,502,212
VCA, Inc.(1)	58,711	3,194,172
		20,651,929
Hotels, Restaurants and Leisure — 1.6%
Jack in the Box, Inc.	19,069	1,681,123
La Quinta Holdings, Inc.(1)	145,406	3,322,527
Papa John's International, Inc.	41,376	3,128,440
		8,132,090
Household Durables — 3.4%
Harman International Industries, Inc.	39,981	4,755,340
Jarden Corp.(1)	101,022	5,227,889
Mohawk Industries, Inc.(1)	38,066	7,266,799
		17,250,028

6

	Shares	Value
Internet and Catalog Retail — 1.8%
Expedia, Inc.	34,504	$3,773,012
Netflix, Inc.(1)	1,981	1,301,398
TripAdvisor, Inc.(1)	46,527	4,054,363
		9,128,773
Internet Software and Services — 3.3%
CoStar Group, Inc.(1)	39,849	8,020,010
LinkedIn Corp., Class A(1)	24,327	5,026,688
Twitter, Inc.(1)	102,606	3,716,389
		16,763,087
IT Services — 3.0%
Alliance Data Systems Corp.(1)	26,340	7,689,699
Sabre Corp.	128,761	3,064,512
Vantiv, Inc., Class A(1)	113,725	4,343,158
		15,097,369
Leisure Products — 1.8%
Brunswick Corp.	78,658	4,000,546
Polaris Industries, Inc.	35,990	5,330,479
		9,331,025
Machinery — 5.3%
Flowserve Corp.	24,558	1,293,224
Ingersoll-Rand plc	82,099	5,535,115
Middleby Corp. (The)(1)	97,423	10,933,783
Snap-On, Inc.	33,702	5,367,043
WABCO Holdings, Inc.(1)	31,919	3,949,019
		27,078,184
Media — 1.3%
Charter Communications, Inc., Class A(1)	38,081	6,521,371
Multiline Retail — 2.2%
Burlington Stores, Inc.(1)	67,279	3,444,685
Dollar Tree, Inc.(1)	99,291	7,842,996
		11,287,681
Oil, Gas and Consumable Fuels — 1.4%
Concho Resources, Inc.(1)	35,173	4,004,798
Gulfport Energy Corp.(1)	78,340	3,153,185
		7,157,983
Pharmaceuticals — 3.4%
Endo International plc(1)	83,539	6,653,882
Pacira Pharmaceuticals, Inc.(1)	32,164	2,274,638
Zoetis, Inc.	170,978	8,244,559
		17,173,079
Professional Services — 1.6%
Nielsen NV	177,602	7,951,242
Real Estate Management and Development — 1.5%
Jones Lang LaSalle, Inc.	44,068	7,535,628

7

	Shares	Value
Road and Rail — 3.0%
Canadian Pacific Railway Ltd., New York Shares	64,049	$10,262,571
J.B. Hunt Transport Services, Inc.	59,981	4,923,841
		15,186,412
Semiconductors and Semiconductor Equipment — 2.7%
Avago Technologies Ltd.	38,630	5,135,086
Cypress Semiconductor Corp.	226,250	2,660,700
Freescale Semiconductor Ltd.(1)	67,192	2,685,664
NXP Semiconductors NV(1)	34,517	3,389,570
		13,871,020
Software — 7.2%
Electronic Arts, Inc.(1)	278,227	18,502,095
Intuit, Inc.	91,796	9,250,283
NetSuite, Inc.(1)	30,905	2,835,534
Splunk, Inc.(1)	46,511	3,238,096
Tyler Technologies, Inc.(1)	21,057	2,724,355
		36,550,363
Specialty Retail — 6.2%
AutoZone, Inc.(1)	7,123	4,750,329
Restoration Hardware Holdings, Inc.(1)	29,513	2,881,354
Sally Beauty Holdings, Inc.(1)	140,152	4,426,000
Signet Jewelers Ltd.	61,526	7,890,094
Tractor Supply Co.	69,551	6,255,417
Ulta Salon Cosmetics & Fragrance, Inc.(1)	35,119	5,424,130
		31,627,324
Textiles, Apparel and Luxury Goods — 3.7%
Hanesbrands, Inc.	240,484	8,012,927
Lululemon Athletica, Inc.(1)	61,085	3,988,850
Under Armour, Inc., Class A(1)	77,438	6,461,427
		18,463,204
Wireless Telecommunication Services — 2.9%
SBA Communications Corp., Class A(1)	125,866	14,470,814
TOTAL COMMON STOCKS (Cost $377,301,604)		494,871,538
TEMPORARY CASH INVESTMENTS — 2.2%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50%, 1/31/19 - 11/30/19, valued at $1,911,454), in a joint trading account at 0.10%, dated 6/30/15, due 7/1/15 (Delivery value $1,873,315)		1,873,310
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.375%, 8/15/24, valued at $7,646,192), at 0.01%, dated 6/30/15, due 7/1/15 (Delivery value $7,494,002)		7,494,000
State Street Institutional Liquid Reserves Fund, Premier Class	1,863,262	1,863,262
TOTAL TEMPORARY CASH INVESTMENTS (Cost $11,230,572)		11,230,572
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $388,532,176)		506,102,110
OTHER ASSETS AND LIABILITIES — 0.2%		786,641
TOTAL NET ASSETS — 100.0%		$506,888,751

8

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	9,246,079	CAD	11,452,055	JPMorgan Chase Bank N.A.	7/31/15	$80,526

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
USD	-	United States Dollar

(1)	Non-income producing.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

JUNE 30, 2015 (UNAUDITED)
Assets
Investment securities, at value (cost of $388,532,176)	$506,102,110
Cash	23,164
Foreign currency holdings, at value (cost of $32,179)	26,946
Receivable for investments sold	23,814,408
Receivable for capital shares sold	89,233
Unrealized appreciation on forward foreign currency exchange contracts	80,526
Dividends and interest receivable	161,452
530,297,839

Liabilities
Payable for investments purchased	22,671,638
Payable for capital shares redeemed	315,129
Accrued management fees	422,213
Distribution fees payable	108
23,409,088

Net Assets	$506,888,751

Net Assets Consist of:
Capital (par value and paid-in surplus)	$356,040,253
Accumulated net investment loss	(905,595)
Undistributed net realized gain	34,108,977
Net unrealized appreciation	117,645,116
$506,888,751

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class I, $0.01 Par Value	$506,316,050	31,995,105	$15.82
Class II, $0.01 Par Value	$572,701	36,247	$15.80

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2015 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $17,460)	$1,536,636
Interest	1,931
1,538,567

Expenses:
Management fees	2,436,714
Distribution fees - Class II	555
Directors' fees and expenses	8,124
Other expenses	2,784
2,448,177

Net investment income (loss)	(909,610)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	34,952,993
Foreign currency transactions	427,541
35,380,534

Change in net unrealized appreciation (depreciation) on:
Investments	(1,596,312)
Translation of assets and liabilities in foreign currencies	82,191
(1,514,121)

Net realized and unrealized gain (loss)	33,866,413

Net Increase (Decrease) in Net Assets Resulting from Operations	$32,956,803

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2015 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2014
Increase (Decrease) in Net Assets	June 30, 2015	December 31, 2014
Operations
Net investment income (loss)	$(909,610)	$(2,285,359)
Net realized gain (loss)	35,380,534	63,258,941
Change in net unrealized appreciation (depreciation)	(1,514,121)	(24,624,580)
Net increase (decrease) in net assets resulting from operations	32,956,803	36,349,002

Distributions to Shareholders
From net realized gains:
Class I	(31,133,710)	(89,909,726)
Class II	(25,303)	—
Decrease in net assets from distributions	(31,159,013)	(89,909,726)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	36,664,262	78,399,472

Net increase (decrease) in net assets	38,462,052	24,838,748

Net Assets
Beginning of period	468,426,699	443,587,951
End of period	$506,888,751	$468,426,699

Accumulated undistributed net investment income (loss)	$(905,595)	$4,015

See Notes to Financial Statements.

12

Notes to Financial Statements

JUNE 30, 2015 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Capital Appreciation Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek capital growth.

The fund offers Class I and Class II. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. Class II is charged a lower unified management fee because it has a separate arrangement for distribution services. Sale of Class II commenced on April 25, 2014.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a

13

security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

14

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.90% to 1.00% for Class I and from 0.80% to 0.90% for Class II. The effective annual management fee for each class for the six months ended June 30, 2015 was 1.00% and 0.90% for Class I and Class II, respectively.

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay ACIS an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the six months ended June 30, 2015 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended June 30, 2015 were $190,696,689 and $188,351,089, respectively.

15

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2015		Year ended December 31, 2014(1)
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	150,000,000		150,000,000
Sold	3,380,068	$54,619,873	2,331,905	$38,088,912
Issued in connection with reorganization (Note 10)	—	—	2,284,725	32,402,226
Issued in reinvestment of distributions	1,954,407	31,133,710	6,175,119	89,909,726
Redeemed	(3,117,770)	(49,280,959)	(5,279,366)	(82,340,566)
	2,216,705	36,472,624	5,512,383	78,060,298
Class II/Shares Authorized	25,000,000		25,000,000
Sold	14,504	232,841	8,699	131,694
Issued in connection with reorganization (Note 10)	—	—	29,096	412,582
Issued in reinvestment of distributions	1,590	25,303	—	—
Redeemed	(4,005)	(66,506)	(13,637)	(205,102)
	12,089	191,638	24,158	339,174
Net increase (decrease)	2,228,794	$36,664,262	5,536,541	$78,399,472

(1) April 25, 2014 (commencement of sale) through December 31, 2014 for Class II.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$494,871,538	—	—
Temporary Cash Investments	1,863,262	$9,367,310	—
	$496,734,800	$9,367,310	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$80,526	—

16

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $9,344,425.

The value of foreign currency risk derivative instruments as of June 30, 2015, is disclosed on the Statement of Assets and Liabilities as an asset of $80,526 in unrealized appreciation on forward foreign currency exchange contracts. For the six months ended June 30, 2015, the effect of foreign currency risk derivative instruments on the Statement of Operations was $427,875 in net realized gain (loss) on foreign currency transactions and $84,541 in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

8. Risk Factors

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of June 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$389,605,663
Gross tax appreciation of investments	$124,399,995
Gross tax depreciation of investments	(7,903,548)
Net tax appreciation (depreciation) of investments	$116,496,447

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

17

10. Reorganization

On December 5, 2013, the Board of Directors approved an agreement and plan of reorganization (the reorganization), whereby the net assets of VP Vista Fund (VP Vista), one fund in a series issued by the corporation, were transferred to VP Capital Appreciation Fund (VP Capital Appreciation) in exchange for shares of VP Capital Appreciation. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. The financial statements and performance history of VP Capital Appreciation survived after the reorganization. The reorganization was effective at the close of the NYSE on April 25, 2014.

The reorganization was accomplished by a tax-free exchange of shares. On April 25, 2014, VP Vista exchanged its shares for shares of VP Capital Appreciation as follows:

Original Fund/Class	Shares Exchanged	New Fund/Class	Shares Received
VP Vista – Class I	1,646,210	VP Capital Appreciation – Class I	2,284,725
VP Vista – Class II	21,278	VP Capital Appreciation – Class II	29,096

The net assets of VP Vista and VP Capital Appreciation immediately before the reorganization were $32,814,808 and $428,621,710, respectively. VP Vista’s unrealized appreciation of $6,390,760 was combined with that of VP Capital Appreciation. Immediately after the reorganization, the combined net assets were $461,436,518. VP Capital Appreciation acquired short-term capital loss carryovers of $(2,951,635) from VP Vista.

Assuming the reorganization had been completed on January 1, 2014, the beginning of the annual reporting period, the pro forma results of operations for the year ended December 31, 2014 are as follows:

Net investment income (loss)	$(2,356,222)
Net realized and unrealized gain (loss)	37,845,892
Net increase (decrease) in net assets resulting from operations	$35,489,670

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of VP Vista that have been included in the fund’s Statement of Operations since April 25, 2014.

18

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2015(3)	$15.72	(0.03)	1.19	1.16	(1.06)	$15.82	7.36%	1.00%(4)	(0.37)%(4)	39%	$506,316
2014	$18.28	(0.08)	1.27	1.19	(3.75)	$15.72	8.14%	1.00%	(0.50)%	68%	$468,047
2013	$14.54	(0.08)	4.45	4.37	(0.63)	$18.28	30.92%	1.00%	(0.49)%	72%	$443,588
2012	$13.22	(0.01)	2.15	2.14	(0.82)	$14.54	16.00%	1.00%	(0.04)%	74%	$360,445
2011	$14.14	(0.05)	(0.87)	(0.92)	—	$13.22	(6.51)%	1.00%	(0.39)%	98%	$313,784
2010	$10.77	(0.04)	3.41	3.37	—	$14.14	31.29%	1.01%	(0.35)%	117%	$356,734
Class II
2015(3)	$15.71	(0.04)	1.19	1.15	(1.06)	$15.80	7.30%	1.15%(4)	(0.52)%(4)	39%	$573
2014(5)	$14.18	(0.06)	1.59	1.53	—	$15.71	10.79%	1.15%(4)	(0.61)%(4)	68%(6)	$379

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended June 30, 2015 (unaudited).

(4)	Annualized.

(5)	April 25, 2014 (commencement of sale) through December 31, 2014.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended December 31, 2014.

See Notes to Financial Statements.

19

Approval of Management Agreement

At a meeting held on June 30, 2015, the Fund’s Board of Directors unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•	the Fund’s investment performance compared to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to other investment management clients of the Advisor;

•	acquired fund fees and expenses;

•	payments to intermediaries by the Fund and the Advisor; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Directors held two in-person meetings and one telephonic meeting to review and discuss the information provided. The independent Directors also had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the

20

Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Directors’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except Rule 12b-1 plans)

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the ten-year period and below its benchmark for the one-, three-, and five-year periods reviewed by the Board. The Board discussed the Fund's performance with the Advisor and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board particularly noted the Advisor’s continual efforts to maintain effective business continuity plans and to address cybersecurity threats. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading

21

activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent Directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board and the Advisor agreed to a reduction of the Fund's annual unified management fee of 0.01% (e.g., the Class I unified fee will be reduced from 1.00% to 0.99%) for at least one year, beginning August 1, 2015. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Directors also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different

22

regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Board reviewed such information and found the payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the management fee is fair and reasonable in light of the services provided and that the investment management agreement between the Fund and the Advisor should be renewed.

23

Additional Information

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-378-9878. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Variable Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2015 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-86493 1508

SEMIANNUAL REPORT	JUNE 30, 2015

VP Growth Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Performance

Total Returns as of June 30, 2015
Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	Since Inception	Inception Date
Class I	AWRIX	3.53%(2)	8.56%(2)	11.06%(2)	5/2/11
Russell 1000 Growth Index	—	3.96%	10.56%	13.55%	—
Class II	AWREX	3.45%(2)	8.44%(2)	10.90%(2)	5/2/11

(1)	Total returns for periods less than one year are not annualized.

(2)	Returns would have been lower if a portion of the management fee had not been waived.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to insurance contracts.

Total Annual Fund Operating Expenses
Class I	Class II
1.01%	1.16%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-6488 or visit ipro.americancentury.com (for Investment Professionals). For additional information about the fund, please consult the prospectus.

2

Fund Characteristics

JUNE 30, 2015
Top Ten Holdings	% of net assets
Apple, Inc.	6.3%
Visa, Inc., Class A	4.2%
Facebook, Inc., Class A	3.0%
PepsiCo, Inc.	3.0%
Comcast Corp., Class A	2.9%
Walt Disney Co. (The)	2.6%
Gilead Sciences, Inc.	2.2%
Expedia, Inc.	2.2%
Biogen, Inc.	2.1%
Boeing Co. (The)	2.1%

Top Five Industries	% of net assets
IT Services	7.5%
Technology Hardware, Storage and Peripherals	7.1%
Biotechnology	6.8%
Software	6.8%
Specialty Retail	6.2%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.2%
Temporary Cash Investments	0.6%
Other Assets and Liabilities	0.2%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period(1)1/1/15 - 6/30/15	Annualized Expense Ratio(1)
Actual
Class I (after waiver)	$1,000	$1,035.30	$4.24	0.84%
Class I (before waiver)	$1,000	$1,035.30(2)	$5.05	1.00%
Class II (after waiver)	$1,000	$1,034.50	$4.99	0.99%
Class II (before waiver)	$1,000	$1,034.50(2)	$5.80	1.15%
Hypothetical
Class I (after waiver)	$1,000	$1,020.63	$4.21	0.84%
Class I (before waiver)	$1,000	$1,019.84	$5.01	1.00%
Class II (after waiver)	$1,000	$1,019.89	$4.96	0.99%
Class II (before waiver)	$1,000	$1,019.09	$5.76	1.15%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the management fee had not been waived.

4

Schedule of Investments

JUNE 30, 2015 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.2%
Aerospace and Defense — 4.1%
Boeing Co. (The)	860	$119,299
Lockheed Martin Corp.	616	114,515
		233,814
Airlines — 0.6%
Alaska Air Group, Inc.	523	33,697
Beverages — 3.0%
PepsiCo, Inc.	1,789	166,985
Biotechnology — 6.8%
Alexion Pharmaceuticals, Inc.(1)	423	76,466
Biogen, Inc.(1)	298	120,374
Gilead Sciences, Inc.	1,056	123,636
Incyte Corp.(1)	275	28,658
Regeneron Pharmaceuticals, Inc.(1)	74	37,750
		386,884
Capital Markets — 1.0%
Franklin Resources, Inc.	1,147	56,237
Chemicals — 2.8%
Dow Chemical Co. (The)	1,161	59,409
PPG Industries, Inc.	374	42,905
Sherwin-Williams Co. (The)	213	58,579
		160,893
Communications Equipment — 1.3%
Cisco Systems, Inc.	1,323	36,329
QUALCOMM, Inc.	584	36,576
		72,905
Electrical Equipment — 0.5%
Generac Holdings, Inc.(1)	732	29,097
Energy Equipment and Services — 0.8%
Halliburton Co.	1,034	44,534
Food and Staples Retailing — 0.7%
Kroger Co. (The)	529	38,358
Food Products — 1.9%
ConAgra Foods, Inc.	640	27,981
Mead Johnson Nutrition Co.	904	81,559
		109,540
Health Care Equipment and Supplies — 2.7%
C.R. Bard, Inc.	216	36,871
Cooper Cos., Inc. (The)	69	12,280
DENTSPLY International, Inc.	889	45,828
Intuitive Surgical, Inc.(1)	117	56,686
		151,665

5

	Shares	Value
Health Care Providers and Services — 2.3%
Cardinal Health, Inc.	519	$43,414
Express Scripts Holding Co.(1)	1,003	89,207
		132,621
Health Care Technology — 0.6%
Cerner Corp.(1)	486	33,563
Hotels, Restaurants and Leisure — 1.9%
Chipotle Mexican Grill, Inc.(1)	84	50,819
Las Vegas Sands Corp.	712	37,430
Marriott International, Inc., Class A	266	19,788
		108,037
Household Products — 0.7%
Church & Dwight Co., Inc.	452	36,671
Industrial Conglomerates — 1.8%
3M Co.	659	101,684
Insurance — 1.0%
Aflac, Inc.	298	18,536
American International Group, Inc.	571	35,299
		53,835
Internet and Catalog Retail — 3.2%
Amazon.com, Inc.(1)	133	57,734
Expedia, Inc.	1,124	122,909
		180,643
Internet Software and Services — 5.6%
Facebook, Inc., Class A(1)	2,003	171,787
Google, Inc., Class A(1)	116	62,645
LinkedIn Corp., Class A(1)	188	38,846
Pandora Media, Inc.(1)	1,853	28,796
Yelp, Inc.(1)	414	17,814
		319,888
IT Services — 7.5%
Alliance Data Systems Corp.(1)	225	65,687
Cognizant Technology Solutions Corp., Class A(1)	734	44,840
Fiserv, Inc.(1)	640	53,011
Teradata Corp.(1)	633	23,421
Visa, Inc., Class A	3,526	236,771
		423,730
Life Sciences Tools and Services — 1.6%
Illumina, Inc.(1)	215	46,947
Mettler-Toledo International, Inc.(1)	65	22,195
Waters Corp.(1)	184	23,622
		92,764
Machinery — 4.1%
Caterpillar, Inc.	1,212	102,802
Parker-Hannifin Corp.	406	47,230
WABCO Holdings, Inc.(1)	322	39,838

6

	Shares	Value
Wabtec Corp.	467	$44,010
		233,880
Media — 6.0%
Comcast Corp., Class A	2,726	163,941
Sirius XM Holdings, Inc.(1)	8,214	30,638
Walt Disney Co. (The)	1,269	144,844
		339,423
Multiline Retail — 1.9%
Dollar Tree, Inc.(1)	602	47,552
Macy's, Inc.	921	62,140
		109,692
Oil, Gas and Consumable Fuels — 0.7%
Concho Resources, Inc.(1)	359	40,876
Personal Products — 0.7%
Estee Lauder Cos., Inc. (The), Class A	456	39,517
Pharmaceuticals — 5.9%
Bristol-Myers Squibb Co.	1,083	72,063
Jazz Pharmaceuticals plc(1)	121	21,304
Johnson & Johnson	909	88,591
Perrigo Co. plc	208	38,445
Pfizer, Inc.	1,752	58,745
Teva Pharmaceutical Industries Ltd. ADR	413	24,408
Zoetis, Inc.	654	31,536
		335,092
Real Estate Investment Trusts (REITs) — 0.8%
Simon Property Group, Inc.	273	47,234
Road and Rail — 1.8%
Union Pacific Corp.	1,059	100,997
Semiconductors and Semiconductor Equipment — 2.0%
Altera Corp.	284	14,541
Maxim Integrated Products, Inc.	954	32,985
Skyworks Solutions, Inc.	268	27,899
Xilinx, Inc.	847	37,403
		112,828
Software — 6.8%
Adobe Systems, Inc.(1)	648	52,494
Electronic Arts, Inc.(1)	777	51,670
Intuit, Inc.	1,076	108,429
NetSuite, Inc.(1)	326	29,911
Oracle Corp.	2,730	110,019
Splunk, Inc.(1)	475	33,069
		385,592
Specialty Retail — 6.2%
Bed Bath & Beyond, Inc.(1)	1,094	75,464
Gap, Inc. (The)	621	23,704
O'Reilly Automotive, Inc.(1)	473	106,888

7

	Shares	Value
Ross Stores, Inc.	1,154	$56,096
TJX Cos., Inc. (The)	1,357	89,793
		351,945
Technology Hardware, Storage and Peripherals — 7.1%
Apple, Inc.	2,833	355,329
EMC Corp.	1,692	44,652
		399,981
Tobacco — 1.3%
Philip Morris International, Inc.	910	72,955
Wireless Telecommunication Services — 1.5%
SBA Communications Corp., Class A(1)	735	84,503
TOTAL COMMON STOCKS (Cost $4,698,224)		5,622,560
TEMPORARY CASH INVESTMENTS — 0.6%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50%, 1/31/19 - 11/30/19, valued at $5,751), in a joint trading account at 0.10%, dated 6/30/15, due 7/1/15 (Delivery value $5,636)		5,636
State Street Institutional Liquid Reserves Fund, Premier Class	28,155	28,155
TOTAL TEMPORARY CASH INVESTMENTS (Cost $33,791)		33,791
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $4,732,015)		5,656,351
OTHER ASSETS AND LIABILITIES — 0.2%		10,506
TOTAL NET ASSETS — 100.0%		$5,666,857

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

See Notes to Financial Statements.

8

Statement of Assets and Liabilities

JUNE 30, 2015 (UNAUDITED)
Assets
Investment securities, at value (cost of $4,732,015)	$5,656,351
Receivable for investments sold	183,302
Dividends receivable	3,390
5,843,043

Liabilities
Payable for investments purchased	171,332
Payable for capital shares redeemed	192
Accrued management fees	3,517
Distribution fees payable	1,145
176,186

Net Assets	$5,666,857

Net Assets Consist of:
Capital (par value and paid-in surplus)	$4,565,796
Undistributed net investment income	10,679
Undistributed net realized gain	166,046
Net unrealized appreciation	924,336
$5,666,857

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class I, $0.01 Par Value	$181,127	13,710	$13.21
Class II, $0.01 Par Value	$5,485,730	415,604	$13.20

See Notes to Financial Statements.

9

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2015 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $77)	$40,232

Expenses:
Management fees	27,427
Distribution fees - Class II	6,848
Directors' fees and expenses	105
34,380
Fees waived	(4,827)
29,553

Net investment income (loss)	10,679

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	188,963
Futures contract transactions	(129)
188,834

Change in net unrealized appreciation (depreciation) on investments	26,716

Net realized and unrealized gain (loss)	215,550

Net Increase (Decrease) in Net Assets Resulting from Operations	$226,229

See Notes to Financial Statements.

10

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2015 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2014
Increase (Decrease) in Net Assets	June 30, 2015	December 31, 2014
Operations
Net investment income (loss)	$10,679	$14,185
Net realized gain (loss)	188,834	801,876
Change in net unrealized appreciation (depreciation)	26,716	(162,256)
Net increase (decrease) in net assets resulting from operations	226,229	653,805

Distributions to Shareholders
From net investment income:
Class I	—	(2,742)
Class II	—	(11,994)
From net realized gains:
Class I	(14,428)	(86,281)
Class II	(102,412)	(634,284)
Decrease in net assets from distributions	(116,840)	(735,301)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(657,592)	644,418

Net increase (decrease) in net assets	(548,203)	562,922

Net Assets
Beginning of period	6,215,060	5,652,138
End of period	$5,666,857	$6,215,060

Undistributed net investment income	$10,679	$—

See Notes to Financial Statements.

11

Notes to Financial Statements

JUNE 30, 2015 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Growth Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth.

The fund offers Class I and Class II. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. Class II is charged a lower unified management fee because it has a separate arrangement for distribution services.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

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The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover futures contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

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Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The annual management fee for each class is 1.00% and 0.90% for Class I and Class II, respectively. During the six months ended June 30, 2015, the investment advisor voluntarily agreed to waive 0.16% of the fund's management fee. The investment advisor expects this waiver to continue until July 31, 2015 and cannot terminate it prior to such date without the approval of the Board of Directors. The total amount of the waiver for each class for the six months ended June 30, 2015 was $444 and $4,383 for Class I and Class II, respectively. The effective annual management fee after waiver for each class for the six months ended June 30, 2015 was 0.84% and 0.74% for Class I and Class II, respectively.

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay ACIS an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the six months ended June 30, 2015 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended June 30, 2015 were $2,191,395 and $2,975,853, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2015		Year ended December 31, 2014
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	50,000,000		50,000,000
Issued in reinvestment of distributions	1,083	$14,428	6,784	$89,023
Redeemed	(44,877)	(600,163)	—	—
	(43,794)	(585,735)	6,784	89,023
Class II/Shares Authorized	50,000,000		50,000,000
Sold	34,921	459,432	195,007	2,685,154
Issued in reinvestment of distributions	7,694	102,412	49,244	646,278
Redeemed	(47,665)	(633,701)	(199,410)	(2,776,037)
	(5,050)	(71,857)	44,841	555,395
Net increase (decrease)	(48,844)	$(657,592)	51,625	$644,418

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$5,622,560	—	—
Temporary Cash Investments	28,155	$5,636	—
	$5,650,715	$5,636	—

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7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund infrequently purchased equity price risk derivative instruments for temporary investment purposes.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended June 30, 2015, the effect of equity price risk derivative instruments on the Statement of Operations was $(129) in net realized gain (loss) on futures contract transactions.

8. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of June 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$4,756,949
Gross tax appreciation of investments	$980,094
Gross tax depreciation of investments	(80,692)
Net tax appreciation (depreciation) of investments	$899,402

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2015(3)	$13.00	0.03	0.43	0.46	—	(0.25)	(0.25)	$13.21	3.53%	0.84%(4)	1.00%(4)	0.49%(4)	0.33%(4)	37%	$181
2014	$13.25	0.05	1.43	1.48	(0.05)	(1.68)	(1.73)	$13.00	11.24%	0.93%	1.00%	0.37%	0.30%	128%	$748
2013	$10.31	0.06	2.94	3.00	(0.05)	(0.01)	(0.06)	$13.25	29.11%	1.01%	1.01%	0.49%	0.49%	122%	$672
2012	$9.12	0.07	1.17	1.24	(0.05)	—	(0.05)	$10.31	13.66%	1.01%	1.01%	0.73%	0.73%	78%	$521
2011(5)	$10.00	0.04	(0.88)	(0.84)	(0.04)	—	(0.04)	$9.12	(8.41)%	1.00%(4)	1.00%(4)	0.64%(4)	0.64%(4)	66%	$458
Class II
2015(3)	$13.00	0.02	0.43	0.45	—	(0.25)	(0.25)	$13.20	3.45%	0.99%(4)	1.15%(4)	0.34%(4)	0.18%(4)	37%	$5,486
2014	$13.25	0.03	1.43	1.46	(0.03)	(1.68)	(1.71)	$13.00	11.07%	1.08%	1.15%	0.22%	0.15%	128%	$5,468
2013	$10.31	0.04	2.94	2.98	(0.03)	(0.01)	(0.04)	$13.25	28.92%	1.16%	1.16%	0.34%	0.34%	122%	$4,980
2012	$9.12	0.06	1.17	1.23	(0.04)	—	(0.04)	$10.31	13.49%	1.16%	1.16%	0.58%	0.58%	78%	$1,318
2011(5)	$10.00	0.03	(0.88)	(0.85)	(0.03)	—	(0.03)	$9.12	(8.50)%	1.15%(4)	1.15%(4)	0.49%(4)	0.49%(4)	66%	$458

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Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended June 30, 2015 (unaudited).

(4)	Annualized.

(5)	May 2, 2011 (fund inception) through December 31, 2011.

See Notes to Financial Statements.

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Approval of Management Agreement

At a meeting held on June 30, 2015, the Fund’s Board of Directors unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•	the Fund’s investment performance compared to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to other investment management clients of the Advisor;

•	acquired fund fees and expenses;

•	payments to intermediaries by the Fund and the Advisor; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Directors held two in-person meetings and one telephonic meeting to review and discuss the information provided. The independent Directors also had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the

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Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Directors’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except Rule 12b-1 plans)

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was below its benchmark for the one- and three-year periods reviewed by the Board. The Board discussed the Fund's performance with the Advisor and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board particularly noted the Advisor’s continual efforts to maintain effective business continuity plans and to address cybersecurity threats. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to

20

other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent Directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board and the Advisor agreed to a reduction of the Fund's annual unified management fee of 0.15% (e.g., the Class I unified fee will be reduced from 1.00% to 0.85%) for at least one year, beginning August 1, 2015. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Directors also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

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Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Board reviewed such information and found the payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the management fee is fair and reasonable in light of the services provided and that the investment management agreement between the Fund and the Advisor should be renewed.

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Additional Information

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-378-9878. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

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Notes

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Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Variable Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2015 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-86498 1508

SEMIANNUAL REPORT	JUNE 30, 2015

VP Income & Growth Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Performance

Total Returns as of June 30, 2015
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Class I	AVGIX	-1.86%	2.89%	16.68%	6.66%	6.38%	10/30/97
S&P 500 Index	—	1.23%	7.42%	17.33%	7.89%	6.63%	—
Class II	AVPGX	-2.07%	2.63%	16.38%	6.40%	6.34%	5/1/02
Class III	AIGTX	-1.86%	2.89%	16.67%	6.66%	7.51%	6/26/02

(1)	Total returns for periods less than one year are not annualized.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to insurance contracts.

Total Annual Fund Operating Expenses
Class I	Class II	Class III
0.70%	0.95%	0.70%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-6488 or visit ipro.americancentury.com (for Investment Professionals). For additional information about the fund, please consult the prospectus.

2

Fund Characteristics

JUNE 30, 2015
Top Ten Holdings	% of net assets
Apple, Inc.	4.0%
Microsoft Corp.	2.8%
JPMorgan Chase & Co.	2.3%
Johnson & Johnson	2.3%
Pfizer, Inc.	2.1%
Procter & Gamble Co. (The)	1.9%
AT&T, Inc.	1.8%
Verizon Communications, Inc.	1.8%
Merck & Co., Inc.	1.8%
Gilead Sciences, Inc.	1.7%

Top Five Industries	% of net assets
Pharmaceuticals	7.7%
Technology Hardware, Storage and Peripherals	6.1%
Semiconductors and Semiconductor Equipment	4.8%
Software	4.4%
Biotechnology	4.4%

Types of Investments in Portfolio	% of net assets
Common Stocks	97.8%
Temporary Cash Investments	2.8%
Other Assets and Liabilities	(0.6)%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period(1)1/1/15 - 6/30/15	Annualized Expense Ratio(1)
Actual
Class I	$1,000	$981.40	$3.49	0.71%
Class II	$1,000	$979.30	$4.71	0.96%
Class III	$1,000	$981.40	$3.49	0.71%
Hypothetical
Class I	$1,000	$1,021.27	$3.56	0.71%
Class II	$1,000	$1,020.03	$4.81	0.96%
Class III	$1,000	$1,021.27	$3.56	0.71%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

4

Schedule of Investments

JUNE 30, 2015 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 97.8%
Aerospace and Defense — 1.6%
Boeing Co. (The)	10,558	$1,464,606
Honeywell International, Inc.	46,176	4,708,567
		6,173,173
Automobiles — 1.5%
Ford Motor Co.	161,388	2,422,434
General Motors Co.	72,026	2,400,626
Thor Industries, Inc.	16,921	952,314
		5,775,374
Banks — 3.6%
Bank of America Corp.	31,883	542,649
Citigroup, Inc.	32,118	1,774,198
Fifth Third Bancorp	10,871	226,334
Fulton Financial Corp.	11,400	148,884
JPMorgan Chase & Co.	128,705	8,721,051
Wells Fargo & Co.	40,069	2,253,481
		13,666,597
Beverages — 1.6%
Coca-Cola Co. (The)	6,942	272,334
PepsiCo, Inc.	61,108	5,703,821
		5,976,155
Biotechnology — 4.4%
Amgen, Inc.	36,570	5,614,227
Biogen, Inc.(1)	11,131	4,496,256
Gilead Sciences, Inc.	56,064	6,563,973
		16,674,456
Capital Markets — 3.0%
Ameriprise Financial, Inc.	27,618	3,450,317
Franklin Resources, Inc.	65,865	3,229,361
Legg Mason, Inc.	16,725	861,839
T. Rowe Price Group, Inc.	17,251	1,340,920
Waddell & Reed Financial, Inc., Class A	51,480	2,435,519
		11,317,956
Chemicals — 2.6%
Cabot Corp.	13,158	490,662
Dow Chemical Co. (The)	90,916	4,652,172
E.I. du Pont de Nemours & Co.	32,034	2,048,574
Potash Corp. of Saskatchewan, Inc.	94,488	2,926,293
		10,117,701
Commercial Services and Supplies — 1.6%
Pitney Bowes, Inc.	136,616	2,842,979
Waste Management, Inc.	68,667	3,182,715
		6,025,694

5

	Shares	Value
Communications Equipment — 2.8%
Cisco Systems, Inc.	205,961	$5,655,689
QUALCOMM, Inc.	79,979	5,009,085
		10,664,774
Diversified Consumer Services — 0.8%
H&R Block, Inc.	99,788	2,958,714
Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc., Class B(1)	13,897	1,891,521
Diversified Telecommunication Services — 3.6%
AT&T, Inc.	193,854	6,885,694
Verizon Communications, Inc.	146,404	6,823,891
		13,709,585
Electric Utilities — 1.5%
Entergy Corp.	41,991	2,960,365
NextEra Energy, Inc.	30,229	2,963,349
		5,923,714
Electrical Equipment — 1.7%
Emerson Electric Co.	65,784	3,646,407
Rockwell Automation, Inc.	22,561	2,812,003
		6,458,410
Electronic Equipment, Instruments and Components — 1.0%
AVX Corp.	5,543	74,609
Corning, Inc.	178,712	3,525,988
National Instruments Corp.	10,208	300,727
		3,901,324
Energy Equipment and Services — 1.6%
Noble Corp. plc	197,252	3,035,708
Schlumberger Ltd.	37,028	3,191,444
		6,227,152
Food and Staples Retailing — 1.3%
Wal-Mart Stores, Inc.	72,823	5,165,335
Food Products — 2.0%
Archer-Daniels-Midland Co.	81,442	3,927,133
Bunge Ltd.	30,818	2,705,820
ConAgra Foods, Inc.	25,491	1,114,467
		7,747,420
Health Care Equipment and Supplies — 1.9%
St. Jude Medical, Inc.	53,674	3,921,959
Stryker Corp.	36,825	3,519,366
		7,441,325
Health Care Providers and Services — 2.2%
Aetna, Inc.	34,509	4,398,517
Cardinal Health, Inc.	31,209	2,610,633
UnitedHealth Group, Inc.	11,562	1,410,564
		8,419,714

6

	Shares	Value
Hotels, Restaurants and Leisure — 2.6%
Darden Restaurants, Inc.	49,853	$3,543,551
Las Vegas Sands Corp.	56,631	2,977,092
McDonald's Corp.	35,625	3,386,869
		9,907,512
Household Durables — 1.6%
Garmin Ltd.	66,631	2,927,100
Tupperware Brands Corp.	47,456	3,062,810
		5,989,910
Household Products — 1.9%
Procter & Gamble Co. (The)	93,367	7,305,034
Industrial Conglomerates — 2.8%
3M Co.	35,033	5,405,592
General Electric Co.	203,866	5,416,720
		10,822,312
Insurance — 0.9%
Allstate Corp. (The)	53,007	3,438,564
Internet Software and Services — 0.9%
Google, Inc., Class A(1)	3,021	1,631,461
Google, Inc., Class C(1)	3,179	1,654,701
		3,286,162
IT Services — 3.1%
Accenture plc, Class A	47,187	4,566,758
International Business Machines Corp.	39,375	6,404,737
Western Union Co. (The)	37,732	767,092
		11,738,587
Machinery — 4.0%
Caterpillar, Inc.	49,526	4,200,795
Cummins, Inc.	24,927	3,270,173
Illinois Tool Works, Inc.	7,541	692,188
Parker-Hannifin Corp.	28,548	3,320,989
Stanley Black & Decker, Inc.	34,798	3,662,142
		15,146,287
Media — 1.1%
Comcast Corp., Class A	7,605	457,365
Omnicom Group, Inc.	45,392	3,154,290
Viacom, Inc., Class B	4,623	298,831
Walt Disney Co. (The)	1,832	209,104
		4,119,590
Metals and Mining — 0.1%
Nucor Corp.	8,758	385,965
Multi-Utilities — 0.8%
Public Service Enterprise Group, Inc.	83,277	3,271,121
Multiline Retail — 1.9%
Kohl's Corp.	49,219	3,081,602
Target Corp.	49,423	4,034,399
		7,116,001

7

	Shares	Value
Oil, Gas and Consumable Fuels — 4.0%
Chevron Corp.	10,851	$1,046,796
Exxon Mobil Corp.	52,176	4,341,043
Marathon Petroleum Corp.	41,227	2,156,584
Murphy Oil Corp.	71,317	2,964,648
Valero Energy Corp.	74,676	4,674,718
		15,183,789
Paper and Forest Products — 1.3%
Domtar Corp.	75,473	3,124,582
International Paper Co.	41,546	1,977,174
		5,101,756
Pharmaceuticals — 7.7%
AbbVie, Inc.	88,892	5,972,653
Johnson & Johnson	88,430	8,618,388
Merck & Co., Inc.	119,045	6,777,232
Pfizer, Inc.	236,655	7,935,042
		29,303,315
Real Estate Investment Trusts (REITs) — 4.2%
AvalonBay Communities, Inc.	5,396	862,658
HCP, Inc.	75,003	2,735,359
Hospitality Properties Trust	110,854	3,194,812
Liberty Property Trust	39,926	1,286,416
Mid-America Apartment Communities, Inc.	18,037	1,313,274
Plum Creek Timber Co., Inc.	77,015	3,124,499
Public Storage	10,202	1,880,943
Senior Housing Properties Trust	86,973	1,526,376
		15,924,337
Semiconductors and Semiconductor Equipment — 4.8%
Applied Materials, Inc.	126,709	2,435,347
Intel Corp.	196,395	5,973,354
Intersil Corp., Class A	80,176	1,003,002
Marvell Technology Group Ltd.	202,438	2,669,145
Teradyne, Inc.	18,701	360,742
Texas Instruments, Inc.	76,765	3,954,165
Xilinx, Inc.	40,944	1,808,087
		18,203,842
Software — 4.4%
CA, Inc.	106,284	3,113,058
Microsoft Corp.	246,915	10,901,297
Oracle Corp.	44,326	1,786,338
Symantec Corp.	51,264	1,191,888
		16,992,581
Specialty Retail — 1.4%
Best Buy Co., Inc.	26,673	869,807
DSW, Inc., Class A	19,339	645,342
Gap, Inc. (The)	24,457	933,524
Lowe's Cos., Inc.	45,919	3,075,195
		5,523,868

8

	Shares	Value
Technology Hardware, Storage and Peripherals — 6.1%
Apple, Inc.	122,704	$15,390,149
EMC Corp.	41,764	1,102,152
Hewlett-Packard Co.	71,980	2,160,120
Lexmark International, Inc., Class A	13,205	583,661
Seagate Technology plc	62,124	2,950,890
Western Digital Corp.	15,358	1,204,374
		23,391,346
Textiles, Apparel and Luxury Goods — 0.5%
Coach, Inc.	53,116	1,838,345
Thrifts and Mortgage Finance†
New York Community Bancorp, Inc.	4,941	90,816
Tobacco — 0.9%
Philip Morris International, Inc.	45,590	3,654,950
TOTAL COMMON STOCKS (Cost $319,912,036)		373,972,084
TEMPORARY CASH INVESTMENTS — 2.8%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50%, 1/31/19 - 11/30/19, valued at $1,836,798), in a joint trading account at 0.10%, dated 6/30/15, due 7/1/15 (Delivery value $1,800,150)		1,800,145
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.375%, 8/15/24, valued at $7,347,433), at 0.01%, dated 6/30/15, due 7/1/15 (Delivery value $7,202,002)		7,202,000
State Street Institutional Liquid Reserves Fund, Premier Class	1,757,490	1,757,490
TOTAL TEMPORARY CASH INVESTMENTS (Cost $10,759,635)		10,759,635
TOTAL INVESTMENT SECURITIES — 100.6% (Cost $330,671,671)		384,731,719
OTHER ASSETS AND LIABILITIES — (0.6)%		(2,119,882)
TOTAL NET ASSETS — 100.0%		$382,611,837

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

JUNE 30, 2015 (UNAUDITED)
Assets
Investment securities, at value (cost of $330,671,671)	$384,731,719
Cash	32,304
Receivable for capital shares sold	1,240,358
Dividends and interest receivable	543,518
386,547,899

Liabilities
Payable for investments purchased	3,519,880
Payable for capital shares redeemed	196,209
Accrued management fees	215,918
Distribution fees payable	4,055
3,936,062

Net Assets	$382,611,837

Net Assets Consist of:
Capital (par value and paid-in surplus)	$316,370,043
Undistributed net investment income	229,887
Undistributed net realized gain	11,951,859
Net unrealized appreciation	54,060,048
$382,611,837

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class I, $0.01 Par Value	$355,770,609	39,500,024	$9.01
Class II, $0.01 Par Value	$18,910,924	2,099,010	$9.01
Class III, $0.01 Par Value	$7,930,304	880,417	$9.01

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2015 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $6,193)	$5,045,053
Interest	692
5,045,745

Expenses:
Management fees	1,253,487
Distribution fees - Class II	25,256
Directors' fees and expenses	6,120
Other expenses	3,362
1,288,225

Net investment income (loss)	3,757,520

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	14,131,961
Futures contract transactions	4,953
Foreign currency transactions	(85)
14,136,829

Change in net unrealized appreciation (depreciation) on:
Investments	(25,732,936)
Translation of assets and liabilities in foreign currencies	18
(25,732,918)

Net realized and unrealized gain (loss)	(11,596,089)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(7,838,569)

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2015 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2014
Increase (Decrease) in Net Assets	June 30, 2015	December 31, 2014
Operations
Net investment income (loss)	$3,757,520	$6,997,541
Net realized gain (loss)	14,136,829	29,555,165
Change in net unrealized appreciation (depreciation)	(25,732,918)	1,448,962
Net increase (decrease) in net assets resulting from operations	(7,838,569)	38,001,668

Distributions to Shareholders
From net investment income:
Class I	(3,559,038)	(6,184,296)
Class II	(188,847)	(333,947)
Class III	(106,090)	(150,110)
From net realized gains:
Class I	(26,343,211)	—
Class II	(1,694,161)	—
Class III	(956,534)	—
Decrease in net assets from distributions	(32,847,881)	(6,668,353)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	47,154,702	48,641,599

Redemption Fees
Increase in net assets from redemption fees	2,958	9,613

Net increase (decrease) in net assets	6,471,210	79,984,527

Net Assets
Beginning of period	376,140,627	296,156,100
End of period	$382,611,837	$376,140,627

Undistributed net investment income	$229,887	$326,342

See Notes to Financial Statements.

12

Notes to Financial Statements

JUNE 30, 2015 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Income & Growth Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek capital growth by investing in common stocks. Income is a secondary objective.

The fund offers Class I, Class II, and Class III. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

13

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover futures contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only

14

individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Redemption Fees — The fund may impose a 1.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.65% to 0.70% for Class I, Class II and Class III. The effective annual management fee for each class for the six months ended June 30, 2015 was 0.70%.

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay ACIS an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the six months ended June 30, 2015 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended June 30, 2015 were $170,774,913 and $156,107,745, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2015		Year ended December 31, 2014
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	300,000,000		300,000,000
Sold	6,266,968	$58,417,793	8,774,054	$85,298,634
Issued in reinvestment of distributions	3,231,683	29,902,249	637,433	6,184,296
Redeemed	(3,830,624)	(37,404,574)	(5,181,988)	(49,657,771)
	5,668,027	50,915,468	4,229,499	41,825,159
Class II/Shares Authorized	50,000,000		50,000,000
Sold	606,200	5,814,819	751,347	7,238,599
Issued in reinvestment of distributions	203,521	1,883,008	34,463	333,947
Redeemed	(790,644)	(7,573,893)	(787,997)	(7,429,995)
	19,077	123,934	(2,187)	142,551
Class III/Shares Authorized	50,000,000		50,000,000
Sold	137,828	1,351,074	934,917	9,246,549
Issued in reinvestment of distributions	114,856	1,062,624	15,452	150,110
Redeemed	(660,580)	(6,298,398)	(283,009)	(2,722,770)
	(407,896)	(3,884,700)	667,360	6,673,889
Net increase (decrease)	5,279,208	$47,154,702	4,894,672	$48,641,599

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$373,972,084	—	—
Temporary Cash Investments	1,757,490	$9,002,145	—
	$375,729,574	$9,002,145	—

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7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund infrequently purchased equity price risk derivative instruments for temporary investment purposes.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended June 30, 2015, the effect of equity price risk derivative instruments on the Statement of Operations was $4,953 in net realized gain (loss) on futures contract transactions.
8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of June 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$332,993,764
Gross tax appreciation of investments	$61,686,994
Gross tax depreciation of investments	(9,949,039)
Net tax appreciation (depreciation) of investments	$51,737,955

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2015(3)	$10.11	0.10	(0.27)	(0.17)	(0.10)	(0.83)	(0.93)	$9.01	(1.86)%	0.71%(4)	2.11%(4)	44%	$355,771
2014	$9.17	0.20	0.94	1.14	(0.20)	—	(0.20)	$10.11	12.50%	0.70%	2.13%	77%	$342,075
2013	$6.90	0.18	2.27	2.45	(0.18)	—	(0.18)	$9.17	35.82%	0.70%	2.28%	73%	$271,368
2012	$6.14	0.14	0.76	0.90	(0.14)	—	(0.14)	$6.90	14.74%	0.70%	2.08%	66%	$221,515
2011	$6.05	0.10	0.09	0.19	(0.10)	—	(0.10)	$6.14	3.11%	0.70%	1.61%	54%	$217,635
2010	$5.38	0.08	0.67	0.75	(0.08)	—	(0.08)	$6.05	14.15%	0.71%	1.48%	55%	$240,243
Class II
2015(3)	$10.11	0.09	(0.27)	(0.18)	(0.09)	(0.83)	(0.92)	$9.01	(2.07)%	0.96%(4)	1.86%(4)	44%	$18,911
2014	$9.17	0.18	0.93	1.11	(0.17)	—	(0.17)	$10.11	12.33%	0.95%	1.88%	77%	$21,038
2013	$6.90	0.17	2.26	2.43	(0.16)	—	(0.16)	$9.17	35.48%	0.95%	2.03%	73%	$19,095
2012	$6.14	0.12	0.77	0.89	(0.13)	—	(0.13)	$6.90	14.46%	0.95%	1.83%	66%	$13,960
2011	$6.05	0.08	0.09	0.17	(0.08)	—	(0.08)	$6.14	2.86%	0.95%	1.36%	54%	$13,285
2010	$5.38	0.07	0.67	0.74	(0.07)	—	(0.07)	$6.05	13.86%	0.96%	1.23%	55%	$14,480

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For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class III
2015(3)	$10.11	0.10	(0.27)	(0.17)	(0.10)	(0.83)	(0.93)	$9.01	(1.86)%	0.71%(4)	2.11%(4)	44%	$7,930
2014	$9.17	0.20	0.94	1.14	(0.20)	—	(0.20)	$10.11	12.50%	0.70%	2.13%	77%	$13,027
2013	$6.90	0.18	2.27	2.45	(0.18)	—	(0.18)	$9.17	35.82%	0.70%	2.28%	73%	$5,693
2012	$6.14	0.14	0.76	0.90	(0.14)	—	(0.14)	$6.90	14.74%	0.70%	2.08%	66%	$4,077
2011	$6.05	0.10	0.09	0.19	(0.10)	—	(0.10)	$6.14	3.11%	0.70%	1.61%	54%	$4,315
2010	$5.38	0.08	0.67	0.75	(0.08)	—	(0.08)	$6.05	14.15%	0.71%	1.48%	55%	$4,551

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended June 30, 2015 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

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Approval of Management Agreement

At a meeting held on June 30, 2015, the Fund’s Board of Directors unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•	the Fund’s investment performance compared to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to other investment management clients of the Advisor;

•	acquired fund fees and expenses;

•	payments to intermediaries by the Fund and the Advisor; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Directors held two in-person meetings and one telephonic meeting to review and discuss the information provided. The independent Directors also had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the

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Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Directors’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except Rule 12b-1 plans)

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the three- and five-year periods, at its benchmark for the ten-year period, and slightly below its benchmark for the one-year period reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board particularly noted the Advisor’s continual efforts to maintain effective business continuity plans and to address cybersecurity threats. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to

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other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent Directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Directors also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

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Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Board reviewed such information and found the payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the management fee is fair and reasonable in light of the services provided and that the investment management agreement between the Fund and the Advisor should be renewed.

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Additional Information

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-378-9878. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

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Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Variable Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2015 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-86489 1508

SEMIANNUAL REPORT	JUNE 30, 2015

VP International Fund

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Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Performance

Total Returns as of June 30, 2015
Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Class I	AVIIX	6.19%(2)	-1.78%(2)	10.66%(2)	6.35%(2)	6.04%(2)	5/1/94
MSCI EAFE Index	—	5.52%	-4.22%	9.53%	5.12%	5.00%(3)	—
MSCI EAFE Growth Index	—	6.91%	-1.33%	10.08%	5.80%	4.08%(3)	—
Class II	ANVPX	6.03%(2)	-1.93%(2)	10.51%(2)	6.19%(2)	4.66%(2)	8/15/01
Class III	AIVPX	6.19%(2)	-1.78%(2)	10.66%(2)	6.35%(2)	5.89%(2)	5/2/02
Class IV	AVPLX	6.03%(2)	-2.02%(2)	10.48%(2)	6.18%(2)	6.61%(2)	5/3/04

(1)	Total returns for periods less than one year are not annualized.

(2)	Returns would have been lower if a portion of the management fee had not been waived.

(3)	Since April 30, 1994, the date nearest Class I’s inception for which data are available.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to insurance contracts.

Total Annual Fund Operating Expenses
Class I	Class II	Class III	Class IV
1.33%	1.48%	1.33%	1.48%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-6488 or visit ipro.americancentury.com (for Investment Professionals). For additional information about the fund, please consult the prospectus.

2

Fund Characteristics

JUNE 30, 2015
Top Ten Holdings	% of net assets
Roche Holding AG	3.6%
Novartis AG	2.9%
Intesa Sanpaolo SpA	2.0%
Nestle SA	2.0%
Keyence Corp.	2.0%
Adecco SA	1.9%
Pandora A/S	1.8%
Murata Manufacturing Co. Ltd.	1.8%
Shire plc	1.7%
Reckitt Benckiser Group plc	1.7%

Types of Investments in Portfolio	% of net assets
Foreign Common Stocks	98.9%
Temporary Cash Investments	1.1%
Other Assets and Liabilities	—*
*Category is less than 0.05% of total net assets.

Investments by Country	% of net assets
United Kingdom	21.3%
Japan	19.1%
Switzerland	12.4%
France	10.8%
Germany	6.0%
Netherlands	4.5%
Belgium	3.4%
Italy	3.2%
Denmark	2.4%
China	2.3%
Sweden	2.1%
Other Countries	11.4%
Cash and Equivalents**	1.1%
**Includes temporary cash investments and other assets and liabilities.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period(1)1/1/15 - 6/30/15	Annualized Expense Ratio(1)
Actual
Class I (after waiver)	$1,000	$1,061.90	$5.32	1.04%
Class I (before waiver)	$1,000	$1,061.90(2)	$6.85	1.34%
Class II (after waiver)	$1,000	$1,060.30	$6.08	1.19%
Class II (before waiver)	$1,000	$1,060.30(2)	$7.61	1.49%
Class III (after waiver)	$1,000	$1,061.90	$5.32	1.04%
Class III (before waiver)	$1,000	$1,061.90(2)	$6.85	1.34%
Class IV (after waiver)	$1,000	$1,060.30	$6.08	1.19%
Class IV (before waiver)	$1,000	$1,060.30(2)	$7.61	1.49%
Hypothetical
Class I (after waiver)	$1,000	$1,019.64	$5.21	1.04%
Class I (before waiver)	$1,000	$1,018.15	$6.71	1.34%
Class II (after waiver)	$1,000	$1,018.89	$5.96	1.19%
Class II (before waiver)	$1,000	$1,017.41	$7.45	1.49%
Class III (after waiver)	$1,000	$1,019.64	$5.21	1.04%
Class III (before waiver)	$1,000	$1,018.15	$6.71	1.34%
Class IV (after waiver)	$1,000	$1,018.89	$5.96	1.19%
Class IV (before waiver)	$1,000	$1,017.41	$7.45	1.49%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the management fee had not been waived.

5

Schedule of Investments

JUNE 30, 2015 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.9%
Australia — 0.7%
Qantas Airways Ltd.(1)	762,830	$1,859,855
Belgium — 3.4%
Anheuser-Busch InBev NV	30,950	3,709,244
KBC Groep NV	52,080	3,480,198
UCB SA	22,000	1,579,274
		8,768,716
Canada — 0.6%
Alimentation Couche-Tard, Inc., B Shares	34,870	1,491,677
China — 2.3%
Baidu, Inc. ADR(1)	6,810	1,355,735
Tencent Holdings Ltd.	167,200	3,336,860
Vipshop Holdings Ltd. ADR(1)	54,970	1,223,083
		5,915,678
Denmark — 2.4%
Novo Nordisk A/S, B Shares	29,375	1,600,461
Pandora A/S	43,000	4,620,063
		6,220,524
France — 10.8%
Accor SA	85,650	4,322,690
Carrefour SA	63,950	2,047,582
Criteo SA ADR(1)	39,270	1,872,001
Essilor International SA	19,632	2,341,880
LVMH Moet Hennessy Louis Vuitton SE	11,840	2,074,351
Pernod-Ricard SA	22,970	2,652,999
Peugeot SA(1)	125,340	2,577,416
Schneider Electric SE	31,901	2,202,529
Total SA	73,770	3,583,304
Valeo SA	15,200	2,395,277
Zodiac Aerospace	59,800	1,946,706
		28,016,735
Germany — 6.0%
Bayer AG	28,770	4,026,919
Continental AG	6,282	1,486,490
Fresenius Medical Care AG & Co. KGaA	39,700	3,276,975
Henkel AG & Co. KGaA Preference Shares	14,630	1,640,811
Wirecard AG	67,470	2,583,769
Zalando SE(1)	70,792	2,364,121
		15,379,085
Hong Kong — 1.4%
AIA Group Ltd.	570,800	3,737,072

6

	Shares	Value
India — 1.4%
ICICI Bank Ltd. ADR	148,720	$1,549,662
Tata Consultancy Services Ltd.	53,440	2,140,747
		3,690,409
Indonesia — 0.6%
PT Bank Mandiri (Persero) Tbk	2,146,800	1,618,252
Ireland — 1.7%
Bank of Ireland(1)	7,055,757	2,847,531
Ryanair Holdings plc ADR	22,133	1,579,189
		4,426,720
Israel — 0.5%
Mobileye NV(1)	23,310	1,239,393
Italy — 3.2%
Intesa Sanpaolo SpA	1,403,920	5,089,899
Luxottica Group SpA	42,199	2,806,266
Mediaset SpA	60,894	292,732
		8,188,897
Japan — 19.1%
Daikin Industries Ltd.	34,500	2,483,233
Daito Trust Construction Co. Ltd.	14,400	1,491,948
Fuji Heavy Industries Ltd.	107,400	3,956,034
Isuzu Motors Ltd.	112,400	1,476,349
Japan Tobacco, Inc.	44,900	1,599,759
Keyence Corp.	9,400	5,073,857
Kubota Corp.	231,000	3,664,554
Minebea Co. Ltd.	127,000	2,097,210
Mizuho Financial Group, Inc.	955,100	2,068,076
Murata Manufacturing Co. Ltd.	26,000	4,537,811
Nidec Corp.	28,700	2,149,246
Nintendo Co. Ltd.	9,300	1,555,509
Nitori Holdings Co. Ltd.	26,400	2,152,813
Ono Pharmaceutical Co. Ltd.	14,900	1,627,757
ORIX Corp.	212,500	3,161,846
Ryohin Keikaku Co. Ltd.	11,100	2,153,156
Seven & i Holdings Co. Ltd.	57,600	2,475,597
Suzuki Motor Corp.	96,300	3,253,671
Unicharm Corp.	101,400	2,410,616
		49,389,042
Mexico — 0.7%
Cemex SAB de CV ADR(1)	188,960	1,730,874
Netherlands — 4.5%
Akzo Nobel NV	31,007	2,256,262
ASML Holding NV	17,875	1,847,320
ING Groep NV CVA	223,940	3,697,456
NXP Semiconductors NV(1)	39,710	3,899,522
		11,700,560

7

	Shares	Value
Norway — 1.1%
Statoil ASA	163,870	$2,928,172
Portugal — 0.9%
Jeronimo Martins SGPS SA	176,140	2,258,250
Spain — 1.3%
Inditex SA	99,870	3,246,118
Sweden — 2.1%
Electrolux AB	65,170	2,042,397
Skandinaviska Enskilda Banken AB, A Shares	258,620	3,306,902
		5,349,299
Switzerland — 12.4%
Adecco SA	61,485	4,991,402
Credit Suisse Group AG	105,110	2,889,274
Givaudan SA	1,280	2,215,135
Nestle SA	70,360	5,079,737
Novartis AG	76,620	7,551,776
Roche Holding AG	33,199	9,303,319
		32,030,643
Taiwan — 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	56,159	1,275,371
United Kingdom — 21.3%
ARM Holdings plc	173,190	2,821,934
Ashtead Group plc	185,334	3,200,354
Associated British Foods plc	38,303	1,727,871
Aviva plc	117,140	906,477
BAE Systems plc	176,600	1,252,002
Barclays plc	655,910	2,684,709
Bunzl plc	67,620	1,846,589
Burberry Group plc	86,298	2,130,209
Carnival plc	59,260	3,025,218
Compass Group plc	136,480	2,258,097
International Consolidated Airlines Group SA(1)	306,681	2,383,823
Johnson Matthey plc	61,657	2,943,170
Liberty Global plc, Class A(1)	58,860	3,182,560
London Stock Exchange Group plc	23,800	886,279
Prudential plc	131,110	3,157,051
Reckitt Benckiser Group plc	52,190	4,500,354
Rio Tinto plc	55,477	2,278,578
Shire plc	56,460	4,519,916
St. James's Place plc	209,462	2,981,801
Whitbread plc	39,880	3,099,235
Wolseley plc	49,930	3,187,525
		54,973,752
TOTAL COMMON STOCKS (Cost $209,952,214)		255,435,094

8

	Shares	Value
TEMPORARY CASH INVESTMENTS — 1.1%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50%, 1/31/19 - 11/30/19, valued at $494,980), in a joint trading account at 0.10%, dated 6/30/15, due 7/1/15 (Delivery value $485,104)		$485,103
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.375%, 8/15/24, valued at $1,979,908), at 0.01%, dated 6/30/15, due 7/1/15 (Delivery value $1,941,001)		1,941,000
State Street Institutional Liquid Reserves Fund, Premier Class	482,064	482,064
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,908,167)		2,908,167
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $212,860,381)		258,343,261
OTHER ASSETS AND LIABILITIES†		35,452
TOTAL NET ASSETS — 100.0%		$258,378,713

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	21.8%
Financials	17.7%
Health Care	13.9%
Industrials	13.3%
Information Technology	13.0%
Consumer Staples	12.2%
Materials	4.5%
Energy	2.5%
Cash and Equivalents*	1.1%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

JUNE 30, 2015 (UNAUDITED)
Assets
Investment securities, at value (cost of $212,860,381)	$258,343,261
Foreign currency holdings, at value (cost of $184,321)	184,600
Receivable for investments sold	397,633
Receivable for capital shares sold	19,555
Dividends and interest receivable	1,275,440
Other assets	12,652
260,233,141

Liabilities
Payable for investments purchased	1,408,079
Payable for capital shares redeemed	222,779
Accrued management fees	212,226
Distribution fees payable	11,344
1,854,428

Net Assets	$258,378,713

Net Assets Consist of:
Capital (par value and paid-in surplus)	$225,740,674
Undistributed net investment income	457,146
Accumulated net realized loss	(13,396,155)
Net unrealized appreciation	45,577,048
$258,378,713

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class I, $0.01 Par Value	$204,259,537	19,347,616	$10.56
Class II, $0.01 Par Value	$52,238,963	4,952,143	$10.55
Class III, $0.01 Par Value	$716,833	67,911	$10.56
Class IV, $0.01 Par Value	$1,163,380	110,250	$10.55

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2015 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $347,586)	$3,243,222
Interest	411
3,243,633

Expenses:
Management fees	1,689,036
Distribution fees:
Class II	66,008
Class IV	1,558
Directors' fees and expenses	4,471
Other expenses	33,365
1,794,438
Fees waived	(394,093)
1,400,345

Net investment income (loss)	1,843,288

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	5,929,126
Foreign currency transactions	(31,296)
5,897,830

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $2,698)	7,882,379
Translation of assets and liabilities in foreign currencies	63,604
7,945,983

Net realized and unrealized gain (loss)	13,843,813

Net Increase (Decrease) in Net Assets Resulting from Operations	$15,687,101

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2015 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2014
Increase (Decrease) in Net Assets	June 30, 2015	December 31, 2014
Operations
Net investment income (loss)	$1,843,288	$2,209,026
Net realized gain (loss)	5,897,830	15,738,564
Change in net unrealized appreciation (depreciation)	7,945,983	(34,612,658)
Net increase (decrease) in net assets resulting from operations	15,687,101	(16,665,068)

Distributions to Shareholders
From net investment income:
Class I	(760,842)	(3,419,114)
Class II	(110,696)	(900,642)
Class III	(2,813)	(14,501)
Class IV	(2,606)	(22,279)
Decrease in net assets from distributions	(876,957)	(4,356,536)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(19,780,562)	7,467,843

Redemption Fees
Increase in net assets from redemption fees	18	30

Net increase (decrease) in net assets	(4,970,400)	(13,553,731)

Net Assets
Beginning of period	263,349,113	276,902,844
End of period	$258,378,713	$263,349,113

Undistributed (distributions in excess of) net investment income	$457,146	$(509,185)

See Notes to Financial Statements.

12

Notes to Financial Statements

JUNE 30, 2015 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP International Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek capital growth.

The fund offers Class I, Class II, Class III and Class IV. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. Class II and Class IV are charged a lower unified management fee because they have separate arrangements for distribution services.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

13

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

14

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Redemption Fees — The fund may impose a 1.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule for each class ranges from 1.00% to 1.50% for Class I and Class III and from 0.90% to 1.40% for Class II and Class IV. During the six months ended June 30, 2015, the investment advisor voluntarily agreed to waive 0.30% of the fund's management fee. The investment advisor expects this waiver to continue until July 31, 2015 and cannot terminate it prior to such date without the approval of the Board of Directors. The total amount of the waiver for each class for the six months ended June 30, 2015 was $311,856, $79,210, $1,158 and $1,869 for Class I, Class II, Class III and Class IV, respectively. The effective annual management fee before waiver for each class for the six months ended June 30, 2015 was 1.31%, 1.21%, 1.31% and 1.21% for Class I, Class II, Class III and Class IV, respectively. The effective annual management fee after waiver for each class for the six months ended June 30, 2015 was 1.01%, 0.91%, 1.01% and 0.91% for Class I, Class II, Class III, and Class IV, respectively.

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan for Class II and a separate Master Distribution Plan for Class IV (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that Class II and Class IV will each pay ACIS an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plans during the six months ended June 30, 2015 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Other Expenses — The fund’s other expenses may include interest charges, clearing exchange fees, filing fees for foreign tax reclaims and other miscellaneous expenses. The impact of other expenses to the ratio of operating expenses to average net assets was 0.03% for the six months ended June 30, 2015.

15

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended June 30, 2015 were $84,256,805 and $105,297,503, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2015		Year ended December 31, 2014
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	200,000,000		200,000,000
Sold	1,571,374	$16,598,406	4,787,250	$51,036,215
Issued in reinvestment of distributions	71,307	760,842	329,712	3,419,114
Redeemed	(3,379,067)	(35,281,494)	(3,864,405)	(40,252,764)
	(1,736,386)	(17,922,246)	1,252,557	14,202,565
Class II/Shares Authorized	100,000,000		100,000,000
Sold	397,031	4,075,058	397,746	4,165,406
Issued in reinvestment of distributions	10,374	110,696	86,851	900,642
Redeemed	(550,046)	(5,754,734)	(1,105,166)	(11,522,937)
	(142,641)	(1,568,980)	(620,569)	(6,456,889)
Class III/Shares Authorized	50,000,000		50,000,000
Sold	853	8,941	20,127	211,172
Issued in reinvestment of distributions	263	2,813	1,398	14,501
Redeemed	(12,130)	(127,521)	(27,481)	(273,269)
	(11,014)	(115,767)	(5,956)	(47,596)
Class IV/Shares Authorized	50,000,000		50,000,000
Sold	2,008	20,805	4,457	46,447
Issued in reinvestment of distributions	244	2,606	2,148	22,279
Redeemed	(18,651)	(196,980)	(28,440)	(298,963)
	(16,399)	(173,569)	(21,835)	(230,237)
Net increase (decrease)	(1,906,440)	$(19,780,562)	604,197	$7,467,843

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

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The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
China	$2,578,818	$3,336,860	—
France	1,872,001	26,144,734	—
India	1,549,662	2,140,747	—
Ireland	1,579,189	2,847,531	—
Israel	1,239,393	—	—
Mexico	1,730,874	—	—
Netherlands	3,899,522	7,801,038	—
Taiwan	1,275,371	—	—
United Kingdom	3,182,560	51,791,192	—
Other Countries	—	142,465,602	—
Temporary Cash Investments	482,064	2,426,103	—
	$19,389,454	$238,953,807	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of June 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$213,291,229
Gross tax appreciation of investments	$49,177,133
Gross tax depreciation of investments	(4,125,101)
Net tax appreciation (depreciation) of investments	$45,052,032

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of December 31, 2014, the fund had accumulated short-term capital losses of $(15,063,553), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2017.

As of December 31, 2014, the fund had post-October capital loss deferrals of $(3,762,942), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2015(3)	$9.98	0.07	0.55	0.62	(0.04)	$10.56	6.19%	1.04%(4)	1.34%(4)	1.43%(4)	1.13%(4)	32%	$204,260
2014	$10.74	0.09	(0.67)	(0.58)	(0.18)	$9.98	(5.51)%	1.03%	1.33%	0.84%	0.54%	77%	$210,511
2013	$8.93	0.10	1.87	1.97	(0.16)	$10.74	22.41%	1.07%	1.37%	1.01%	0.71%	87%	$213,085
2012	$7.43	0.11	1.46	1.57	(0.07)	$8.93	21.16%	1.29%	1.42%	1.33%	1.20%	80%	$193,260
2011	$8.56	0.08	(1.09)	(1.01)	(0.12)	$7.43	(12.04)%	1.43%	1.43%	0.92%	0.92%	93%	$185,654
2010	$7.73	0.06	0.95	1.01	(0.18)	$8.56	13.29%	1.41%	1.41%	0.80%	0.80%	111%	$245,893
Class II
2015(3)	$9.97	0.07	0.53	0.60	(0.02)	$10.55	6.03%	1.19%(4)	1.49%(4)	1.28%(4)	0.98%(4)	32%	$52,239
2014	$10.73	0.08	(0.68)	(0.60)	(0.16)	$9.97	(5.65)%	1.18%	1.48%	0.69%	0.39%	77%	$50,788
2013	$8.92	0.08	1.88	1.96	(0.15)	$10.73	22.25%	1.22%	1.52%	0.86%	0.56%	87%	$61,312
2012	$7.42	0.10	1.45	1.55	(0.05)	$8.92	21.01%	1.44%	1.57%	1.18%	1.05%	80%	$57,698
2011	$8.55	0.06	(1.09)	(1.03)	(0.10)	$7.42	(12.19)%	1.58%	1.58%	0.77%	0.77%	93%	$56,514
2010	$7.72	0.05	0.94	0.99	(0.16)	$8.55	13.14%	1.56%	1.56%	0.65%	0.65%	111%	$76,546

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For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class III
2015(3)	$9.98	0.08	0.54	0.62	(0.04)	$10.56	6.19%	1.04%(4)	1.34%(4)	1.43%(4)	1.13%(4)	32%	$717
2014	$10.74	0.09	(0.67)	(0.58)	(0.18)	$9.98	(5.51)%	1.03%	1.33%	0.84%	0.54%	77%	$788
2013	$8.93	0.09	1.88	1.97	(0.16)	$10.74	22.41%	1.07%	1.37%	1.01%	0.71%	87%	$912
2012	$7.43	0.11	1.46	1.57	(0.07)	$8.93	21.16%	1.29%	1.42%	1.33%	1.20%	80%	$819
2011	$8.56	0.08	(1.09)	(1.01)	(0.12)	$7.43	(12.04)%	1.43%	1.43%	0.92%	0.92%	93%	$849
2010	$7.73	0.06	0.95	1.01	(0.18)	$8.56	13.29%	1.41%	1.41%	0.80%	0.80%	111%	$1,089
Class IV
2015(3)	$9.97	0.07	0.53	0.60	(0.02)	$10.55	6.03%	1.19%(4)	1.49%(4)	1.28%(4)	0.98%(4)	32%	$1,163
2014	$10.73	0.08	(0.68)	(0.60)	(0.16)	$9.97	(5.65)%	1.18%	1.48%	0.69%	0.39%	77%	$1,263
2013	$8.92	0.08	1.88	1.96	(0.15)	$10.73	22.25%	1.22%	1.52%	0.86%	0.56%	87%	$1,593
2012	$7.42	0.09	1.46	1.55	(0.05)	$8.92	21.01%	1.44%	1.57%	1.18%	1.05%	80%	$1,478
2011	$8.55	0.06	(1.09)	(1.03)	(0.10)	$7.42	(12.19)%	1.58%	1.58%	0.77%	0.77%	93%	$1,467
2010	$7.72	0.05	0.94	0.99	(0.16)	$8.55	13.14%	1.56%	1.56%	0.65%	0.65%	111%	$1,811

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended June 30, 2015 (unaudited).

(4)	Annualized.
See Notes to Financial Statements.

19

Approval of Management Agreement

At a meeting held on June 30, 2015, the Fund’s Board of Directors unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•	the Fund’s investment performance compared to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to other investment management clients of the Advisor;

•	acquired fund fees and expenses;

•	payments to intermediaries by the Fund and the Advisor; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Directors held two in-person meetings and one telephonic meeting to review and discuss the information provided. The independent Directors also had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the

20

Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Directors’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except Rule 12b-1 plans)

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board particularly noted the Advisor’s continual efforts to maintain effective business continuity plans and to address cybersecurity threats. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to

21

other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent Directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe. The Board and the Advisor agreed to a reduction of the Fund's annual unified management fee of 0.31% (e.g., the Class I unified fee will be reduced from 1.50% to 1.19%) for at least one year, beginning August 1, 2015. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Directors also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this

22

information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Board reviewed such information and found the payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the management fee is fair and reasonable in light of the services provided and that the investment management agreement between the Fund and the Advisor should be renewed.

23

Additional Information

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-378-9878. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Variable Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2015 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-86492 1508

SEMIANNUAL REPORT	JUNE 30, 2015

VP Large Company Value Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Performance

Total Returns as of June 30, 2015
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Class II	AVVTX	0.99%(2)	5.54%(2)	16.21%(2)	6.19%(2)	6.57%(2)	10/29/04
Russell 1000 Value Index	—	-0.61%	4.13%	16.49%	7.04%	7.59%	—
S&P 500 Index	—	1.23%	7.42%	17.33%	7.89%	8.03%	—
Class I	AVVIX	1.08%(2)	5.70%(2)	16.39%(2)	6.25%(2)	6.10%(2)	12/1/04

(1)	Total returns for periods less than one year are not annualized.

(2)	Returns would have been lower if a portion of the management fee had not been reimbursed and/or waived.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to insurance contracts.

Total Annual Fund Operating Expenses
Class I	Class II
0.90%	1.05%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-6488 or visit ipro.americancentury.com (for Investment Professionals). For additional information about the fund, please consult the prospectus.

2

Fund Characteristics

JUNE 30, 2015
Top Ten Holdings	% of net assets
JPMorgan Chase & Co.	3.8%
Wells Fargo & Co.	3.3%
Oracle Corp.	2.5%
Total SA ADR	2.4%
Bank of America Corp.	2.3%
Johnson & Johnson	2.3%
Medtronic plc	2.2%
Merck & Co., Inc.	2.1%
CVS Health Corp.	2.1%
Ingersoll-Rand plc	2.1%

Top Five Industries	% of net assets
Banks	14.0%
Oil, Gas and Consumable Fuels	10.0%
Insurance	6.0%
Pharmaceuticals	5.9%
Capital Markets	5.9%

Types of Investments in Portfolio	% of net assets
Common Stocks	98.7%
Temporary Cash Investments	0.9%
Other Assets and Liabilities	0.4%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period(1)1/1/15 - 6/30/15	Annualized Expense Ratio(1)
Actual
Class I (after waiver)	$1,000	$1,010.80	$3.94	0.79%
Class I (before waiver)	$1,000	$1,010.80(2)	$4.49	0.90%
Class II (after waiver)	$1,000	$1,009.90	$4.68	0.94%
Class II (before waiver)	$1,000	$1,009.90(2)	$5.23	1.05%
Hypothetical
Class I (after waiver)	$1,000	$1,020.88	$3.96	0.79%
Class I (before waiver)	$1,000	$1,020.33	$4.51	0.90%
Class II (after waiver)	$1,000	$1,020.13	$4.71	0.94%
Class II (before waiver)	$1,000	$1,019.59	$5.26	1.05%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the management fee had not been waived.

4

Schedule of Investments

JUNE 30, 2015 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.7%
Aerospace and Defense — 5.8%
Honeywell International, Inc.	4,000	$407,880
Precision Castparts Corp.	730	145,905
Raytheon Co.	2,310	221,021
United Technologies Corp.	3,850	427,080
		1,201,886
Auto Components — 2.3%
BorgWarner, Inc.	2,640	150,058
Delphi Automotive plc	3,750	319,087
		469,145
Automobiles — 1.2%
Ford Motor Co.	6,370	95,614
Harley-Davidson, Inc.	2,640	148,764
		244,378
Banks — 14.0%
Bank of America Corp.	28,470	484,559
JPMorgan Chase & Co.	11,740	795,503
KeyCorp	13,100	196,762
PNC Financial Services Group, Inc. (The)	3,220	307,993
U.S. Bancorp	9,570	415,338
Wells Fargo & Co.	12,280	690,627
		2,890,782
Biotechnology — 1.2%
Amgen, Inc.	1,580	242,562
Building Products — 0.7%
Masco Corp.	5,520	147,218
Capital Markets — 5.9%
Ameriprise Financial, Inc.	3,170	396,028
BlackRock, Inc.	340	117,633
Goldman Sachs Group, Inc. (The)	1,500	313,185
Invesco Ltd.	10,400	389,896
		1,216,742
Chemicals — 1.4%
Dow Chemical Co. (The)	3,700	189,329
LyondellBasell Industries NV, Class A	1,020	105,590
		294,919
Communications Equipment — 1.8%
Cisco Systems, Inc.	13,840	380,046
Consumer Finance — 2.8%
Capital One Financial Corp.	3,570	314,053
Discover Financial Services	4,580	263,899
		577,952

5

	Shares	Value
Diversified Financial Services — 0.9%
Berkshire Hathaway, Inc., Class B(1)	1,320	$179,665
Electric Utilities — 1.9%
PPL Corp.	6,240	183,893
Westar Energy, Inc.	2,400	82,128
Xcel Energy, Inc.	3,810	122,606
		388,627
Electrical Equipment — 1.5%
Eaton Corp. plc	4,600	310,454
Energy Equipment and Services — 3.0%
Baker Hughes, Inc.	2,630	162,271
Halliburton Co.	7,440	320,441
Oceaneering International, Inc.	3,100	144,429
		627,141
Food and Staples Retailing — 2.1%
CVS Health Corp.	4,180	438,398
Health Care Equipment and Supplies — 4.8%
Abbott Laboratories	6,190	303,805
Medtronic plc	6,150	455,715
Zimmer Biomet Holdings, Inc.	2,180	238,122
		997,642
Health Care Providers and Services — 2.9%
Anthem, Inc.	1,400	229,796
HCA Holdings, Inc.(1)	2,650	240,408
Laboratory Corp. of America Holdings(1)	1,000	121,220
		591,424
Hotels, Restaurants and Leisure — 0.5%
Marriott International, Inc., Class A	1,530	113,817
Household Durables — 1.6%
Whirlpool Corp.	1,880	325,334
Independent Power and Renewable Electricity Producers — 0.1%
Talen Energy Corp.(1)	779	13,368
Insurance — 6.0%
Allstate Corp. (The)	3,420	221,855
American International Group, Inc.	4,420	273,245
MetLife, Inc.	4,810	269,312
Principal Financial Group, Inc.	1,620	83,090
Prudential Financial, Inc.	2,760	241,555
Travelers Cos., Inc. (The)	1,570	151,756
		1,240,813
Machinery — 3.1%
Ingersoll-Rand plc	6,480	436,882
Stanley Black & Decker, Inc.	2,000	210,480
		647,362
Media — 2.5%
AMC Networks, Inc.(1)	1,270	103,949

6

	Shares	Value
Comcast Corp., Class A	2,290	$137,721
Time Warner, Inc.	3,220	281,460
		523,130
Multiline Retail — 1.6%
Macy's, Inc.	4,900	330,603
Oil, Gas and Consumable Fuels — 10.0%
Chevron Corp.	3,420	329,927
Exxon Mobil Corp.	2,520	209,664
Imperial Oil Ltd.	9,280	358,495
Oasis Petroleum, Inc.(1)	6,750	106,988
Occidental Petroleum Corp.	5,010	389,628
Total SA ADR	10,190	501,042
Valero Energy Corp.	2,780	174,028
		2,069,772
Pharmaceuticals — 5.9%
Allergan plc(1)	1,000	303,460
Johnson & Johnson	4,930	480,478
Merck & Co., Inc.	7,770	442,346
		1,226,284
Real Estate Investment Trusts (REITs) — 0.7%
Brixmor Property Group, Inc.	6,580	152,195
Semiconductors and Semiconductor Equipment — 3.6%
Applied Materials, Inc.	19,510	374,982
Microchip Technology, Inc.	6,080	288,344
Micron Technology, Inc.(1)	4,960	93,447
		756,773
Software — 4.2%
Electronic Arts, Inc.(1)	5,240	348,460
Oracle Corp.	12,830	517,049
		865,509
Specialty Retail — 1.2%
Lowe's Cos., Inc.	3,610	241,762
Technology Hardware, Storage and Peripherals — 0.9%
Western Digital Corp.	2,400	188,208
Tobacco — 1.9%
Altria Group, Inc.	2,260	110,537
Philip Morris International, Inc.	3,500	280,595
		391,132
Trading Companies and Distributors — 0.7%
United Rentals, Inc.(1)	1,710	149,830
TOTAL COMMON STOCKS (Cost $16,792,098)		20,434,873

7

	Shares	Value
TEMPORARY CASH INVESTMENTS — 0.9%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50%, 1/31/19 - 11/30/19, valued at $31,169), in a joint trading account at 0.10%, dated 6/30/15, due 7/1/15 (Delivery value $30,547)		$30,547
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.375%, 8/15/24, valued at $126,593), at 0.01%, dated 6/30/15, due 7/1/15 (Delivery value $121,000)		121,000
State Street Institutional Liquid Reserves Fund, Premier Class	31,585	31,585
TOTAL TEMPORARY CASH INVESTMENTS (Cost $183,132)		183,132
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $16,975,230)		20,618,005
OTHER ASSETS AND LIABILITIES — 0.4%		87,051
TOTAL NET ASSETS — 100.0%		$20,705,056

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	238,143	CAD	294,961	JPMorgan Chase Bank N.A.	7/31/15	$2,074
USD	20,414	CAD	25,292	JPMorgan Chase Bank N.A.	7/31/15	172
EUR	16,611	USD	18,525	UBS AG	7/31/15	1
USD	358,436	EUR	319,909	UBS AG	7/31/15	1,652
USD	13,781	EUR	12,258	UBS AG	7/31/15	110
						$4,009

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

See Notes to Financial Statements.

8

Statement of Assets and Liabilities

JUNE 30, 2015 (UNAUDITED)
Assets
Investment securities, at value (cost of $16,975,230)	$20,618,005
Cash	1,926
Foreign currency holdings, at value (cost of $2,125)	1,719
Receivable for investments sold	980,190
Receivable for capital shares sold	33,923
Unrealized appreciation on forward foreign currency exchange contracts	4,009
Dividends and interest receivable	39,829
21,679,601

Liabilities
Payable for investments purchased	950,737
Payable for capital shares redeemed	8,821
Accrued management fees	13,026
Distribution fees payable	1,961
974,545

Net Assets	$20,705,056

Net Assets Consist of:
Capital (par value and paid-in surplus)	$16,310,696
Undistributed net investment income	12,427
Undistributed net realized gain	735,562
Net unrealized appreciation	3,646,371
$20,705,056

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class I, $0.01 Par Value	$11,261,674	738,338	$15.25
Class II, $0.01 Par Value	$9,443,382	611,557	$15.44

See Notes to Financial Statements.

9

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2015 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $2,779)	$202,077
Interest	46
202,123

Expenses:
Management fees	79,431
Distribution fees - Class II	11,710
Directors' fees and expenses	302
91,443
Fees waived	(10,281)
81,162

Net investment income (loss)	120,961

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	931,942
Foreign currency transactions	24,546
956,488

Change in net unrealized appreciation (depreciation) on:
Investments	(920,973)
Translation of assets and liabilities in foreign currencies	1,682
(919,291)

Net realized and unrealized gain (loss)	37,197

Net Increase (Decrease) in Net Assets Resulting from Operations	$158,158

See Notes to Financial Statements.

10

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2015 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2014
Increase (Decrease) in Net Assets	June 30, 2015	December 31, 2014
Operations
Net investment income (loss)	$120,961	$223,691
Net realized gain (loss)	956,488	1,752,545
Change in net unrealized appreciation (depreciation)	(919,291)	5,107
Net increase (decrease) in net assets resulting from operations	158,158	1,981,343

Distributions to Shareholders
From net investment income:
Class I	(77,126)	(104,036)
Class II	(66,898)	(114,903)
From net realized gains:
Class I	(13,866)	—
Class II	(15,099)	—
Decrease in net assets from distributions	(172,989)	(218,939)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	3,657,841	297,850

Net increase (decrease) in net assets	3,643,010	2,060,254

Net Assets
Beginning of period	17,062,046	15,001,792
End of period	$20,705,056	$17,062,046

Undistributed net investment income	$12,427	$35,490

See Notes to Financial Statements.

11

Notes to Financial Statements

JUNE 30, 2015 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Large Company Value Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. Income is a secondary objective.

The fund offers Class I and Class II. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. Class II is charged a lower unified management fee because it has a separate arrangement for distribution services.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a

12

security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

13

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.70% to 0.90% for Class I and from 0.60% to 0.80% for Class II. During the six months ended June 30, 2015, the investment advisor voluntarily agreed to waive 0.11% of the fund's management fee. The investment advisor expects this waiver to continue until July 31, 2015 and cannot terminate it prior to such date without the approval of the Board of Directors. The total amount of the waiver for each class for the six months ended June 30, 2015 was $5,129 and $5,152 for Class I and Class II, respectively. The effective annual management fee before waiver for each class for the six months ended June 30, 2015 was 0.90% and 0.80% for Class I and Class II, respectively. The effective annual management fee after waiver for each class for the six months ended June 30, 2015 was 0.79% and 0.69% for Class I and Class II, respectively.

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay ACIS an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the six months ended June 30, 2015 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended June 30, 2015 were $8,689,316 and $5,242,237, respectively.

14

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2015		Year ended December 31, 2014
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	50,000,000		50,000,000
Sold	293,162	$4,519,278	130,427	$1,863,978
Issued in reinvestment of distributions	5,866	90,992	7,144	104,036
Redeemed	(56,179)	(869,946)	(138,480)	(1,993,506)
	242,849	3,740,324	(909)	(25,492)
Class II/Shares Authorized	50,000,000		50,000,000
Sold	69,468	1,081,021	301,056	4,329,887
Issued in reinvestment of distributions	5,232	81,997	7,793	114,903
Redeemed	(80,252)	(1,245,501)	(284,061)	(4,121,448)
	(5,552)	(82,483)	24,788	323,342
Net increase (decrease)	237,297	$3,657,841	23,879	$297,850

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$20,076,378	$358,495	—
Temporary Cash Investments	31,585	151,547	—
	$20,107,963	$510,042	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$4,009	—

15

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $516,354.

The value of foreign currency risk derivative instruments as of June 30, 2015, is disclosed on the Statement of Assets and Liabilities as an asset of $4,009 in unrealized appreciation on forward foreign currency exchange contracts. For the six months ended June 30, 2015, the effect of foreign currency risk derivative instruments on the Statement of Operations was $25,031 in net realized gain (loss) on foreign currency transactions and $1,826 in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of June 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$17,189,011
Gross tax appreciation of investments	$3,823,122
Gross tax depreciation of investments	(394,128)
Net tax appreciation (depreciation) of investments	$3,428,994

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

16

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2015(3)	$15.23	0.11	0.05	0.16	(0.12)	(0.02)	(0.14)	$15.25	1.08%	0.79%(4)	0.90%(4)	1.37%(4)	1.26%(4)	29%	$11,262
2014	$13.69	0.21	1.54	1.75	(0.21)	—	(0.21)	$15.23	12.87%	0.80%	0.90%	1.47%	1.37%	70%	$7,547
2013	$10.58	0.20	3.10	3.30	(0.19)	—	(0.19)	$13.69	31.33%	0.86%	0.91%	1.64%	1.59%	61%	$6,795
2012	$9.26	0.19	1.32	1.51	(0.19)	—	(0.19)	$10.58	16.40%	0.90%	0.91%	1.89%	1.88%	65%	$4,997
2011	$9.31	0.16	(0.06)	0.10	(0.15)	—	(0.15)	$9.26	1.12%	0.91%	0.91%	1.69%	1.69%	49%	$4,825
2010	$8.52	0.13	0.79	0.92	(0.13)	—	(0.13)	$9.31	10.97%	0.93%	0.93%	1.56%	1.56%	33%	$4,158
Class II
2015(3)	$15.42	0.09	0.06	0.15	(0.11)	(0.02)	(0.13)	$15.44	0.99%	0.94%(4)	1.05%(4)	1.22%(4)	1.11%(4)	29%	$9,443
2014	$13.86	0.19	1.56	1.75	(0.19)	—	(0.19)	$15.42	12.77%	0.95%	1.05%	1.32%	1.22%	70%	$9,515
2013	$10.71	0.19	3.13	3.32	(0.17)	—	(0.17)	$13.86	31.04%	1.01%	1.06%	1.49%	1.44%	61%	$8,207
2012	$9.36	0.18	1.35	1.53	(0.18)	—	(0.18)	$10.71	16.37%	1.05%	1.06%	1.74%	1.73%	65%	$5,275
2011	$9.42	0.15	(0.07)	0.08	(0.14)	—	(0.14)	$9.36	0.85%	1.06%	1.06%	1.54%	1.54%	49%	$4,649
2010	$8.62	0.12	0.80	0.92	(0.12)	—	(0.12)	$9.42	10.80%	1.08%	1.08%	1.41%	1.41%	33%	$2,941

17

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended June 30, 2015 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

18

Approval of Management Agreement

At a meeting held on June 30, 2015, the Fund’s Board of Directors unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•	the Fund’s investment performance compared to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to other investment management clients of the Advisor;

•	acquired fund fees and expenses;

•	payments to intermediaries by the Fund and the Advisor; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Directors held two in-person meetings and one telephonic meeting to review and discuss the information provided. The independent Directors also had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the

19

Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Directors’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except Rule 12b-1 plans)

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one- and three-year periods and slightly below its benchmark for the five- and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board particularly noted the Advisor’s continual efforts to maintain effective business continuity plans and to address cybersecurity threats. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to

20

other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent Directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board and the Advisor agreed to a reduction of the Fund's annual unified management fee of 0.11% (e.g., the Class I unified fee will be reduced from 0.90% to 0.79%) for at least one year, beginning August 1, 2015. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Directors also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this

21

information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Board reviewed such information and found the payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the management fee is fair and reasonable in light of the services provided and that the investment management agreement between the Fund and the Advisor should be renewed.

22

Additional Information

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-378-9878. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Variable Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2015 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-86496 1508

SEMIANNUAL REPORT	JUNE 30, 2015

VP Mid Cap Value Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Performance

Total Returns as of June 30, 2015
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Class II	AVMTX	0.73%(2)	6.44%(2)	16.29%(2)	9.76%	10.65%	10/29/04
Russell Midcap Value Index	—	0.41%	3.67%	17.72%	8.88%	9.91%	—
Class I	AVIPX	0.74%(2)	6.61%(2)	16.44%	9.92%	10.10%	12/1/04

(1)	Total returns for periods less than one year are not annualized.

(2)	Returns would have been lower if a portion of the management fee had not been waived.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to insurance contracts.

Total Annual Fund Operating Expenses
Class I	Class II
1.01%	1.16%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-6488 or visit ipro.americancentury.com (for Investment Professionals). For additional information about the fund, please consult the prospectus.

2

Fund Characteristics

JUNE 30, 2015
Top Ten Holdings	% of net assets
Republic Services, Inc.	2.9%
iShares Russell Mid-Cap Value ETF	2.9%
Northern Trust Corp.	2.5%
Imperial Oil Ltd.	2.3%
Sysco Corp.	2.3%
LifePoint Health, Inc.	1.6%
Occidental Petroleum Corp.	1.5%
Devon Energy Corp.	1.5%
ConAgra Foods, Inc.	1.5%
Noble Energy, Inc.	1.5%

Top Five Industries	% of net assets
Oil, Gas and Consumable Fuels	8.7%
Banks	8.1%
Insurance	7.7%
Food Products	5.9%
Commercial Services and Supplies	5.5%

Types of Investments in Portfolio	% of net assets
Common Stocks	94.4%
Exchange-Traded Funds	2.9%
Total Equity Exposure	97.3%
Temporary Cash Investments	1.8%
Other Assets and Liabilities	0.9%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period(1) 1/1/15 - 6/30/15	Annualized Expense Ratio(1)
Actual
Class I (after waiver)	$1,000	$1,007.40	$4.38	0.88%
Class I (before waiver)	$1,000	$1,007.40(2)	$4.98	1.00%
Class II (after waiver)	$1,000	$1,007.30	$5.13	1.03%
Class II (before waiver)	$1,000	$1,007.30(2)	$5.72	1.15%
Hypothetical
Class I (after waiver)	$1,000	$1,020.43	$4.41	0.88%
Class I (before waiver)	$1,000	$1,019.84	$5.01	1.00%
Class II (after waiver)	$1,000	$1,019.69	$5.16	1.03%
Class II (before waiver)	$1,000	$1,019.09	$5.76	1.15%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the management fee had not been waived.

4

Schedule of Investments

JUNE 30, 2015 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 94.4%
Aerospace and Defense — 0.3%
Textron, Inc.	44,477	$1,985,009
Automobiles — 1.0%
Honda Motor Co. Ltd. ADR	140,708	4,558,939
Thor Industries, Inc.	53,635	3,018,578
		7,577,517
Banks — 8.1%
Bank of Hawaii Corp.	79,445	5,297,393
BB&T Corp.	95,062	3,831,949
BOK Financial Corp.	67,092	4,668,261
Comerica, Inc.	98,531	5,056,611
Commerce Bancshares, Inc.	181,564	8,491,748
Cullen / Frost Bankers, Inc.	58,269	4,578,778
M&T Bank Corp.	67,602	8,445,518
PNC Financial Services Group, Inc. (The)	92,746	8,871,155
SunTrust Banks, Inc.	124,101	5,338,825
Westamerica Bancorp	165,084	8,361,505
		62,941,743
Capital Markets — 5.1%
Franklin Resources, Inc.	107,609	5,276,069
LPL Financial Holdings, Inc.	123,838	5,757,229
Northern Trust Corp.	253,767	19,403,025
State Street Corp.	64,671	4,979,667
T. Rowe Price Group, Inc.	50,241	3,905,233
		39,321,223
Chemicals — 0.8%
Mosaic Co. (The)	133,469	6,253,023
Commercial Services and Supplies — 5.5%
ADT Corp. (The)	200,078	6,716,618
Clean Harbors, Inc.(1)	110,315	5,928,328
Republic Services, Inc.	576,242	22,571,399
Tyco International plc	193,487	7,445,380
		42,661,725
Communications Equipment — 0.5%
Harris Corp.	51,540	3,963,941
Containers and Packaging — 1.1%
Bemis Co., Inc.	86,033	3,872,345
Sonoco Products Co.	117,963	5,055,894
		8,928,239
Diversified Telecommunication Services — 1.1%
CenturyLink, Inc.	281,270	8,263,713

5

	Shares	Value
Electric Utilities — 5.1%
Edison International	173,472	$9,641,574
Great Plains Energy, Inc.	240,036	5,799,270
OGE Energy Corp.	102,278	2,922,083
Southern Co. (The)	89,916	3,767,480
Westar Energy, Inc.	248,492	8,503,396
Xcel Energy, Inc.	265,335	8,538,480
		39,172,283
Electrical Equipment — 1.4%
Emerson Electric Co.	193,463	10,723,654
Electronic Equipment, Instruments and Components — 1.8%
Keysight Technologies, Inc.(1)	244,401	7,622,867
TE Connectivity Ltd.	99,533	6,399,972
		14,022,839
Energy Equipment and Services — 2.0%
Cameron International Corp.(1)	187,583	9,823,722
Helmerich & Payne, Inc.	81,894	5,766,975
		15,590,697
Food and Staples Retailing — 2.3%
Sysco Corp.	498,052	17,979,677
Food Products — 5.9%
Campbell Soup Co.	94,107	4,484,199
ConAgra Foods, Inc.	263,809	11,533,729
General Mills, Inc.	141,333	7,875,075
J.M. Smucker Co. (The)	53,391	5,788,118
Kellogg Co.	129,063	8,092,250
Mondelez International, Inc., Class A	198,412	8,162,670
		45,936,041
Gas Utilities — 2.0%
Atmos Energy Corp.	123,728	6,344,772
Laclede Group, Inc. (The)	183,206	9,537,704
		15,882,476
Health Care Equipment and Supplies — 3.4%
Becton Dickinson and Co.	28,021	3,969,175
Boston Scientific Corp.(1)	280,168	4,958,974
Stryker Corp.	76,227	7,285,014
Zimmer Biomet Holdings, Inc.	90,411	9,875,593
		26,088,756
Health Care Providers and Services — 4.3%
Cardinal Health, Inc.	23,147	1,936,247
Cigna Corp.	21,163	3,428,406
Express Scripts Holding Co.(1)	25,142	2,236,129
Humana, Inc.	18,569	3,551,878
LifePoint Health, Inc.(1)	144,226	12,540,451
Quest Diagnostics, Inc.	136,697	9,913,266
		33,606,377

6

	Shares	Value
Hotels, Restaurants and Leisure — 0.9%
Carnival Corp.	136,557	$6,744,550
Household Durables — 1.1%
PulteGroup, Inc.	204,419	4,119,043
Toll Brothers, Inc.(1)	124,568	4,757,252
		8,876,295
Industrial Conglomerates — 1.2%
Koninklijke Philips NV	372,424	9,474,790
Insurance — 7.7%
ACE Ltd.	62,076	6,311,888
Aflac, Inc.	56,439	3,510,506
Allstate Corp. (The)	29,037	1,883,630
Arthur J Gallagher & Co.	41,465	1,961,294
Brown & Brown, Inc.	156,577	5,145,120
Chubb Corp. (The)	42,068	4,002,350
HCC Insurance Holdings, Inc.	97,962	7,527,400
MetLife, Inc.	69,212	3,875,180
ProAssurance Corp.	80,549	3,722,169
Reinsurance Group of America, Inc.	83,457	7,917,566
Torchmark Corp.	56,904	3,312,951
Travelers Cos., Inc. (The)	39,335	3,802,121
Unum Group	189,944	6,790,498
		59,762,673
IT Services — 0.5%
Fidelity National Information Services, Inc.	61,217	3,783,211
Leisure Products — 0.8%
Mattel, Inc.	236,079	6,064,869
Machinery — 1.2%
Oshkosh Corp.	107,978	4,576,108
Pentair plc	65,462	4,500,512
		9,076,620
Media — 0.7%
Markit Ltd.(1)	217,767	5,568,302
Metals and Mining — 0.7%
Nucor Corp.	126,059	5,555,420
Multi-Utilities — 1.6%
Consolidated Edison, Inc.	73,934	4,279,300
NorthWestern Corp.	69,856	3,405,480
PG&E Corp.	97,044	4,764,860
		12,449,640
Multiline Retail — 0.5%
Target Corp.	46,386	3,786,489
Oil, Gas and Consumable Fuels — 8.7%
Apache Corp.	82,533	4,756,377
Cimarex Energy Co.	53,360	5,886,142
Devon Energy Corp.	197,085	11,724,587

7

	Shares	Value
EQT Corp.	49,669	$4,040,076
Imperial Oil Ltd.	468,743	18,107,966
Noble Energy, Inc.	267,211	11,404,565
Occidental Petroleum Corp.	152,467	11,857,359
		67,777,072
Pharmaceuticals — 0.1%
Hospira, Inc.(1)	7,080	628,067
Real Estate Investment Trusts (REITs) — 4.3%
Boston Properties, Inc.	20,509	2,482,409
Corrections Corp. of America	232,484	7,690,571
Empire State Realty Trust, Inc.	158,285	2,700,342
Host Hotels & Resorts, Inc.	188,654	3,741,009
Piedmont Office Realty Trust, Inc., Class A	423,035	7,441,186
Weyerhaeuser Co.	304,422	9,589,293
		33,644,810
Road and Rail — 1.1%
Heartland Express, Inc.	331,834	6,713,002
Werner Enterprises, Inc.	79,036	2,074,695
		8,787,697
Semiconductors and Semiconductor Equipment — 5.4%
Applied Materials, Inc.	439,051	8,438,560
Broadcom Corp., Class A	27,117	1,396,254
Lam Research Corp.	97,871	7,961,806
Maxim Integrated Products, Inc.	171,098	5,915,713
Microchip Technology, Inc.	162,985	7,729,564
Micron Technology, Inc.(1)	265,603	5,003,961
Teradyne, Inc.	295,255	5,695,469
		42,141,327
Specialty Retail — 2.5%
Advance Auto Parts, Inc.	49,227	7,841,369
Bed Bath & Beyond, Inc.(1)	56,321	3,885,023
CST Brands, Inc.	119,158	4,654,311
Lowe's Cos., Inc.	40,676	2,724,072
		19,104,775
Technology Hardware, Storage and Peripherals — 2.1%
SanDisk Corp.	133,546	7,775,048
Western Digital Corp.	113,151	8,873,302
		16,648,350
Textiles, Apparel and Luxury Goods — 0.7%
Ralph Lauren Corp.	39,831	5,272,031
Thrifts and Mortgage Finance — 0.2%
Capitol Federal Financial, Inc.	101,855	1,226,334
Trading Companies and Distributors — 0.3%
Beacon Roofing Supply, Inc.(1)	60,038	1,994,462
Wireless Telecommunication Services — 0.4%
Rogers Communications, Inc., Class B	77,756	2,757,879
TOTAL COMMON STOCKS (Cost $657,534,750)		732,024,596

8

	Shares	Value
EXCHANGE-TRADED FUNDS — 2.9%
iShares Russell Mid-Cap Value ETF (Cost $20,925,406)	304,061	$22,427,539
TEMPORARY CASH INVESTMENTS — 1.8%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50%, 1/31/19 - 11/30/19, valued at $2,336,079), in a joint trading account at 0.10%, dated 6/30/15, due 7/1/15 (Delivery value $2,289,468)		2,289,462
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.375%, 8/15/24, valued at $9,342,532), at 0.01%, dated 6/30/15, due 7/1/15 (Delivery value $9,159,003)		9,159,000
State Street Institutional Liquid Reserves Fund, Premier Class	2,276,956	2,276,956
TOTAL TEMPORARY CASH INVESTMENTS (Cost $13,725,418)		13,725,418
TOTAL INVESTMENT SECURITIES — 99.1% (Cost $692,185,574)		768,177,553
OTHER ASSETS AND LIABILITIES — 0.9%		7,142,845
TOTAL NET ASSETS — 100.0%		$775,320,398

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	17,136,437	CAD	21,224,933	JPMorgan Chase Bank N.A.	7/31/15	$149,245
USD	489,812	CAD	603,565	JPMorgan Chase Bank N.A.	7/31/15	6,754
USD	560,560	CAD	694,492	JPMorgan Chase Bank N.A.	7/31/15	4,730
EUR	262,745	USD	293,018	UBS AG	7/31/15	13
USD	8,434,380	EUR	7,527,806	UBS AG	7/31/15	38,862
USD	2,732,618	JPY	337,603,978	Credit Suisse AG	7/31/15	(26,872)
						$172,732

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
EUR	-	Euro
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

JUNE 30, 2015 (UNAUDITED)
Assets
Investment securities, at value (cost of $692,185,574)	$768,177,553
Receivable for investments sold	18,421,879
Receivable for capital shares sold	950,952
Unrealized appreciation on forward foreign currency exchange contracts	199,604
Dividends and interest receivable	1,585,245
789,335,233

Liabilities
Payable for investments purchased	12,410,276
Payable for capital shares redeemed	945,677
Unrealized depreciation on forward foreign currency exchange contracts	26,872
Accrued management fees	522,511
Distribution fees payable	109,499
14,014,835

Net Assets	$775,320,398

Net Assets Consist of:
Capital (par value and paid-in surplus)	$682,668,941
Undistributed net investment income	411,052
Undistributed net realized gain	16,076,555
Net unrealized appreciation	76,163,850
$775,320,398

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class I, $0.01 Par Value	$248,509,142	13,132,723	$18.92
Class II, $0.01 Par Value	$526,811,256	27,820,278	$18.94

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2015 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $33,765)	$7,911,655
Interest	3,220
7,914,875

Expenses:
Management fees	3,496,727
Distribution fees - Class II	649,313
Directors' fees and expenses	12,532
Other expenses	87
4,158,659
Fees waived	(450,774)
3,707,885

Net investment income (loss)	4,206,990

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	36,264,536
Foreign currency transactions	1,694,412
37,958,948

Change in net unrealized appreciation (depreciation) on:
Investments	(37,356,248)
Translation of assets and liabilities in foreign currencies	62,752
(37,293,496)

Net realized and unrealized gain (loss)	665,452

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,872,442

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2015 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2014
Increase (Decrease) in Net Assets	June 30, 2015	December 31, 2014
Operations
Net investment income (loss)	$4,206,990	$6,432,387
Net realized gain (loss)	37,958,948	41,926,646
Change in net unrealized appreciation (depreciation)	(37,293,496)	34,598,720
Net increase (decrease) in net assets resulting from operations	4,872,442	82,957,753

Distributions to Shareholders
From net investment income:
Class I	(2,421,109)	(1,615,714)
Class II	(4,979,964)	(4,173,000)
From net realized gains:
Class I	(10,379,596)	(6,689,968)
Class II	(23,528,578)	(24,112,228)
Decrease in net assets from distributions	(41,309,247)	(36,590,910)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	105,164,763	216,583,746

Net increase (decrease) in net assets	68,727,958	262,950,589

Net Assets
Beginning of period	706,592,440	443,641,851
End of period	$775,320,398	$706,592,440

Undistributed net investment income	$411,052	$3,605,135

See Notes to Financial Statements.

12

Notes to Financial Statements

JUNE 30, 2015 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Mid Cap Value Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. Income is a secondary objective.

The fund offers Class I and Class II. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. Class II is charged a lower unified management fee because it has a separate arrangement for distribution services.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a

13

security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

14

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The annual management fee for each class is 1.00% and 0.90% for Class I and Class II, respectively. During the six months ended June 30, 2015, the investment advisor voluntarily agreed to waive 0.12% of the fund's management fee. The investment advisor expects this waiver to continue until July 31, 2015 and cannot terminate it prior to such date without the approval of the Board of Directors. The total amount of the waiver for each class for the six months ended June 30, 2015 was $139,104 and $311,670 for Class I and Class II, respectively. The effective annual management fee after waiver for each class for the six months ended June 30, 2015 was 0.88% and 0.78% for Class I and Class II, respectively.

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay ACIS an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the six months ended June 30, 2015 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended June 30, 2015 were $322,043,134 and $245,686,976, respectively.

15

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2015		Year ended December 31, 2014
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	100,000,000		100,000,000
Sold	3,796,442	$74,359,817	6,643,457	$124,736,920
Issued in reinvestment of distributions	652,140	12,530,802	464,688	8,293,215
Redeemed	(1,926,905)	(37,339,403)	(1,635,883)	(30,314,028)
	2,521,677	49,551,216	5,472,262	102,716,107
Class II/Shares Authorized	150,000,000		150,000,000
Sold	4,549,460	89,239,305	8,199,671	153,858,864
Issued in reinvestment of distributions	1,483,081	28,508,542	1,589,781	28,285,228
Redeemed	(3,202,559)	(62,134,300)	(3,669,671)	(68,276,453)
	2,829,982	55,613,547	6,119,781	113,867,639
Net increase (decrease)	5,351,659	$105,164,763	11,592,043	$216,583,746

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$701,683,961	$30,340,635	—
Exchange-Traded Funds	22,427,539	—	—
Temporary Cash Investments	2,276,956	11,448,462	—
	$726,388,456	$41,789,097	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$199,604	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$(26,872)	—

16

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $29,240,287.

The value of foreign currency risk derivative instruments as of June 30, 2015, is disclosed on the Statement of Assets and Liabilities as an asset of $199,604 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $26,872 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended June 30, 2015, the effect of foreign currency risk derivative instruments on the Statement of Operations was $1,684,938 in net realized gain (loss) on foreign currency transactions and $62,370 in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of June 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$698,375,236
Gross tax appreciation of investments	$88,335,251
Gross tax depreciation of investments	(18,532,934)
Net tax appreciation (depreciation) of investments	$69,802,317

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of December 31, 2014, the fund had accumulated short-term capital losses of $(16,353,564), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. As a result of a shift in ownership of the fund, the utilization of current capital loss carryovers are limited. Any remaining accumulated gains after application of this limitation will be distributed to shareholders. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2017.

17

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2015(3)	$19.84	0.12	0.04	0.16	(0.20)	(0.88)	(1.08)	$18.92	0.74%	0.88%(4)	1.00%(4)	1.23%(4)	1.11%(4)	34%	$248,509
2014	$18.47	0.25	2.60	2.85	(0.22)	(1.26)	(1.48)	$19.84	16.42%	0.94%	1.00%	1.31%	1.25%	60%	$210,494
2013	$14.59	0.23	4.09	4.32	(0.20)	(0.24)	(0.44)	$18.47	30.11%	1.01%	1.01%	1.39%	1.39%	63%	$94,906
2012	$13.50	0.29	1.86	2.15	(0.28)	(0.78)	(1.06)	$14.59	16.33%	1.01%	1.01%	2.06%	2.06%	78%	$60,637
2011	$14.14	0.21	(0.30)	(0.09)	(0.18)	(0.37)	(0.55)	$13.50	(0.69)%	1.01%	1.01%	1.52%	1.52%	98%	$52,242
2010	$12.12	0.28	2.03	2.31	(0.29)	—	(0.29)	$14.14	19.25%	1.04%	1.04%	1.90%	1.90%	142%	$50,257
Class II
2015(3)	$19.85	0.10	0.05	0.15	(0.18)	(0.88)	(1.06)	$18.94	0.73%	1.03%(4)	1.15%(4)	1.08%(4)	0.96%(4)	34%	$526,811
2014	$18.48	0.21	2.62	2.83	(0.20)	(1.26)	(1.46)	$19.85	16.24%	1.09%	1.15%	1.16%	1.10%	60%	$496,099
2013	$14.59	0.21	4.10	4.31	(0.18)	(0.24)	(0.42)	$18.48	29.90%	1.16%	1.16%	1.24%	1.24%	63%	$348,736
2012	$13.50	0.27	1.86	2.13	(0.26)	(0.78)	(1.04)	$14.59	16.23%	1.16%	1.16%	1.91%	1.91%	78%	$205,208
2011	$14.14	0.19	(0.30)	(0.11)	(0.16)	(0.37)	(0.53)	$13.50	(0.84)%	1.16%	1.16%	1.37%	1.37%	98%	$154,453
2010	$12.13	0.21	2.07	2.28	(0.27)	—	(0.27)	$14.14	18.98%	1.19%	1.19%	1.75%	1.75%	142%	$138,292

18

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended June 30, 2015 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

19

Approval of Management Agreement

At a meeting held on June 30, 2015, the Fund’s Board of Directors unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•	the Fund’s investment performance compared to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to other investment management clients of the Advisor;

•	acquired fund fees and expenses;

•	payments to intermediaries by the Fund and the Advisor; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Directors held two in-person meetings and one telephonic meeting to review and discuss the information provided. The independent Directors also had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the

20

Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Directors’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except Rule 12b-1 plans)

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, and ten-year periods and slightly below its benchmark for the five-year period reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board particularly noted the Advisor’s continual efforts to maintain effective business continuity plans and to address cybersecurity threats. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to

21

other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent Directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board and the Advisor agreed to a reduction of the Fund's annual unified management fee of 0.12% (e.g., the Class I unified fee will be reduced from 1.00% to 0.88%) for at least one year, beginning August 1, 2015. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Directors also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

22

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Board reviewed such information and found the payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the management fee is fair and reasonable in light of the services provided and that the investment management agreement between the Fund and the Advisor should be renewed.

23

Additional Information

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-378-9878. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Variable Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2015 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-86497 1508

SEMIANNUAL REPORT	JUNE 30, 2015

VP Ultra® Fund

27

28

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Performance

Total Returns as of June 30, 2015
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Class I	AVPUX	5.72%(2)	11.97%(2)	18.42%(2)	7.64%(2)	5.16%	5/1/01
Russell 1000 Growth Index	—	3.96%	10.56%	18.58%	9.10%	5.33%	—
S&P 500 Index	—	1.23%	7.42%	17.33%	7.89%	5.67%	—
Class II	AVPSX	5.63%(2)	11.74%(2)	18.23%(2)	7.47%(2)	6.11%(2)	5/1/02
Class III	AVUTX	5.73%(2)	11.91%(2)	18.42%(2)	7.63%(2)	6.35%(2)	5/13/02

(1)	Total returns for periods less than one year are not annualized.

(2)	Returns would have been lower if a portion of the management fee had not been waived.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to insurance contracts.

Total Annual Fund Operating Expenses
Class I	Class II	Class III
1.00%	1.15%	1.00%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-6488 or visit ipro.americancentury.com (for Investment Professionals). For additional information about the fund, please consult the prospectus.

2

Fund Characteristics

JUNE 30, 2015
Top Ten Holdings	% of net assets
Apple, Inc.	9.4%
Google, Inc.*	4.0%
Gilead Sciences, Inc.	3.4%
Starbucks Corp.	3.2%
Amazon.com, Inc.	3.0%
UnitedHealth Group, Inc.	2.9%
Celgene Corp.	2.9%
MasterCard, Inc., Class A	2.6%
Costco Wholesale Corp.	2.5%
Visa, Inc., Class A	2.5%
*Includes all classes of the issuer.

Top Five Industries	% of net assets
Biotechnology	9.9%
Technology Hardware, Storage and Peripherals	9.4%
Internet Software and Services	8.9%
IT Services	5.1%
Media	4.8%

Types of Investments in Portfolio	% of net assets
Common Stocks	98.5%
Exchange-Traded Funds	0.4%
Total Equity Exposure	98.9%
Temporary Cash Investments	1.5%
Other Assets and Liabilities	(0.4)%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period(1) 1/1/15 - 6/30/15	Annualized Expense Ratio(1)
Actual
Class I (after waiver)	$1,000	$1,057.20	$4.28	0.84%
Class I (before waiver)	$1,000	$1,057.20(2)	$5.10	1.00%
Class II (after waiver)	$1,000	$1,056.30	$5.05	0.99%
Class II (before waiver)	$1,000	$1,056.30(2)	$5.86	1.15%
Class III (after waiver)	$1,000	$1,057.30	$4.28	0.84%
Class III (before waiver)	$1,000	$1,057.30(2)	$5.10	1.00%
Hypothetical
Class I (after waiver)	$1,000	$1,020.63	$4.21	0.84%
Class I (before waiver)	$1,000	$1,019.84	$5.01	1.00%
Class II (after waiver)	$1,000	$1,019.89	$4.96	0.99%
Class II (before waiver)	$1,000	$1,019.09	$5.76	1.15%
Class III (after waiver)	$1,000	$1,020.63	$4.21	0.84%
Class III (before waiver)	$1,000	$1,019.84	$5.01	1.00%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the management fee had not been waived.

5

Schedule of Investments

JUNE 30, 2015 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.5%
Aerospace and Defense — 3.9%
Boeing Co. (The)	19,810	$2,748,043
Rockwell Collins, Inc.	22,440	2,072,334
United Technologies Corp.	23,210	2,574,685
		7,395,062
Auto Components — 0.2%
BorgWarner, Inc.	8,290	471,204
Automobiles — 0.9%
Tesla Motors, Inc.(1)	6,650	1,783,929
Banks — 1.1%
JPMorgan Chase & Co.	29,750	2,015,860
Beverages — 1.9%
Boston Beer Co., Inc. (The), Class A(1)	4,150	962,759
Constellation Brands, Inc., Class A	23,710	2,750,834
		3,713,593
Biotechnology — 9.9%
Agios Pharmaceuticals, Inc.(1)	3,750	416,775
Alexion Pharmaceuticals, Inc.(1)	8,000	1,446,160
Bluebird Bio, Inc.(1)	2,620	441,129
Celgene Corp.(1)	48,130	5,570,326
Gilead Sciences, Inc.	56,350	6,597,458
Isis Pharmaceuticals, Inc.(1)	9,940	572,047
Kite Pharma, Inc.(1)	5,170	315,215
Regeneron Pharmaceuticals, Inc.(1)	6,460	3,295,440
Spark Therapeutics, Inc.(1)	5,060	304,966
		18,959,516
Capital Markets — 1.6%
Franklin Resources, Inc.	30,890	1,514,537
T. Rowe Price Group, Inc.	21,100	1,640,103
		3,154,640
Chemicals — 2.4%
Monsanto Co.	26,940	2,871,534
Valspar Corp. (The)	20,780	1,700,220
		4,571,754
Communications Equipment — 1.2%
QUALCOMM, Inc.	37,480	2,347,372
Consumer Finance — 0.9%
American Express Co.	22,470	1,746,368
Electrical Equipment — 1.6%
Acuity Brands, Inc.	15,330	2,759,093
Eaton Corp. plc	4,600	310,454
		3,069,547

6

	Shares	Value
Energy Equipment and Services — 0.7%
Core Laboratories NV	9,650	$1,100,486
Schlumberger Ltd.	3,330	287,013
		1,387,499
Food and Staples Retailing — 3.1%
Costco Wholesale Corp.	35,610	4,809,487
Whole Foods Market, Inc.	27,950	1,102,348
		5,911,835
Food Products — 1.4%
Mead Johnson Nutrition Co.	21,320	1,923,490
Nestle SA	9,380	677,202
		2,600,692
Health Care Equipment and Supplies — 2.4%
Intuitive Surgical, Inc.(1)	6,340	3,071,730
St. Jude Medical, Inc.	20,510	1,498,666
		4,570,396
Health Care Providers and Services — 4.4%
Express Scripts Holding Co.(1)	32,090	2,854,085
UnitedHealth Group, Inc.	45,750	5,581,500
		8,435,585
Health Care Technology — 1.1%
Cerner Corp.(1)	31,320	2,162,959
Hotels, Restaurants and Leisure — 4.5%
Chipotle Mexican Grill, Inc.(1)	4,060	2,456,260
Starbucks Corp.	113,880	6,105,676
		8,561,936
Household Durables — 0.6%
GoPro, Inc., Class A(1)	20,800	1,096,576
Insurance — 1.4%
MetLife, Inc.	46,190	2,586,178
Internet and Catalog Retail — 3.0%
Amazon.com, Inc.(1)	13,100	5,686,579
Internet Software and Services — 8.9%
Alibaba Group Holding Ltd. ADR(1)	3,570	293,704
Baidu, Inc. ADR(1)	6,920	1,377,633
Facebook, Inc., Class A(1)	50,060	4,293,396
Google, Inc., Class A(1)	7,190	3,882,887
Google, Inc., Class C(1)	7,200	3,747,672
LinkedIn Corp., Class A(1)	8,860	1,830,742
Tencent Holdings Ltd.	82,700	1,650,469
		17,076,503
IT Services — 5.1%
MasterCard, Inc., Class A	53,160	4,969,397
Visa, Inc., Class A	70,620	4,742,133
		9,711,530

7

	Shares	Value
Machinery — 3.0%
Cummins, Inc.	15,830	$2,076,738
Donaldson Co., Inc.	14,780	529,124
WABCO Holdings, Inc.(1)	12,540	1,551,449
Wabtec Corp.	17,340	1,634,121
		5,791,432
Media — 4.8%
Time Warner, Inc.	50,760	4,436,931
Walt Disney Co. (The)	41,470	4,733,386
		9,170,317
Oil, Gas and Consumable Fuels — 1.3%
Concho Resources, Inc.(1)	6,260	712,764
EOG Resources, Inc.	19,460	1,703,723
		2,416,487
Personal Products — 1.8%
Estee Lauder Cos., Inc. (The), Class A	39,650	3,436,069
Pharmaceuticals — 1.0%
Pfizer, Inc.	55,880	1,873,656
Professional Services — 0.9%
Nielsen NV	40,280	1,803,336
Semiconductors and Semiconductor Equipment — 1.1%
ARM Holdings plc	55,510	904,472
Linear Technology Corp.	27,110	1,199,076
		2,103,548
Software — 4.5%
NetSuite, Inc.(1)	13,570	1,245,048
Oracle Corp.	42,820	1,725,646
Salesforce.com, Inc.(1)	24,350	1,695,490
Splunk, Inc.(1)	13,250	922,465
Tableau Software, Inc., Class A(1)	9,320	1,074,596
VMware, Inc., Class A(1)	16,800	1,440,432
Workday, Inc.(1)	7,430	567,578
		8,671,255
Specialty Retail — 3.0%
O'Reilly Automotive, Inc.(1)	10,750	2,429,285
TJX Cos., Inc. (The)	51,320	3,395,844
		5,825,129
Technology Hardware, Storage and Peripherals — 9.4%
Apple, Inc.	143,120	17,950,826
Textiles, Apparel and Luxury Goods — 4.1%
Burberry Group plc	42,790	1,056,243
NIKE, Inc., Class B	43,230	4,669,704
Under Armour, Inc., Class A(1)	25,780	2,151,083
		7,877,030
Tobacco — 1.4%
Philip Morris International, Inc.	32,480	2,603,922
TOTAL COMMON STOCKS (Cost $90,238,938)		188,540,120

8

	Shares	Value
EXCHANGE-TRADED FUNDS — 0.4%
iShares Russell 1000 Growth ETF (Cost $772,501)	7,680	$760,397
TEMPORARY CASH INVESTMENTS — 1.5%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50%, 1/31/19 - 11/30/19, valued at $478,950), in a joint trading account at 0.10%, dated 6/30/15, due 7/1/15 (Delivery value $469,393)		469,392
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.375%, 8/15/24, valued at $1,919,143), at 0.01%, dated 6/30/15, due 7/1/15 (Delivery value $1,878,001)		1,878,000
State Street Institutional Liquid Reserves Fund, Premier Class	466,677	466,677
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,814,069)		2,814,069
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $93,825,508)		192,114,586
OTHER ASSETS AND LIABILITIES — (0.4)%		(681,584)
TOTAL NET ASSETS — 100.0%		$191,433,002

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	596,474	CHF	558,509	Credit Suisse AG	7/31/15	$(1,545)
GBP	35,997	USD	56,606	Credit Suisse AG	7/31/15	(56)
GBP	34,149	USD	53,728	Credit Suisse AG	7/31/15	(82)
USD	1,801,185	GBP	1,142,789	Credit Suisse AG	7/31/15	5,930
						$4,247

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CHF	-	Swiss Franc
GBP	-	British Pound
USD	-	United States Dollar

(1)	Non-income producing.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

JUNE 30, 2015 (UNAUDITED)
Assets
Investment securities, at value (cost of $93,825,508)	$192,114,586
Foreign currency holdings, at value (cost of $23,015)	23,044
Receivable for investments sold	1,231,237
Receivable for capital shares sold	3,627
Unrealized appreciation on forward foreign currency exchange contracts	5,930
Dividends and interest receivable	118,714
193,497,138

Liabilities
Payable for investments purchased	1,018,008
Payable for capital shares redeemed	890,908
Unrealized depreciation on forward foreign currency exchange contracts	1,683
Accrued management fees	122,146
Distribution fees payable	31,391
2,064,136

Net Assets	$191,433,002

Net Assets Consist of:
Capital (par value and paid-in surplus)	$88,125,329
Undistributed net investment income	332,610
Undistributed net realized gain	4,682,346
Net unrealized appreciation	98,292,717
$191,433,002

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class I, $0.01 Par Value	$40,514,412	2,632,587	$15.39
Class II, $0.01 Par Value	$149,810,594	9,875,047	$15.17
Class III, $0.01 Par Value	$1,107,996	72,088	$15.37

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2015 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $8,495)	$1,231,492
Interest	114
1,231,606

Expenses:
Management fees	894,533
Distribution fees - Class II	191,643
Directors' fees and expenses	3,282
Other expenses	1,104
1,090,562
Fees waived	(155,390)
935,172

Net investment income (loss)	296,434

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	6,491,282
Foreign currency transactions	(85,279)
6,406,003

Change in net unrealized appreciation (depreciation) on:
Investments	4,149,103
Translation of assets and liabilities in foreign currencies	(8,654)
4,140,449

Net realized and unrealized gain (loss)	10,546,452

Net Increase (Decrease) in Net Assets Resulting from Operations	$10,842,886

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2015 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2014
Increase (Decrease) in Net Assets	June 30, 2015	December 31, 2014
Operations
Net investment income (loss)	$296,434	$488,615
Net realized gain (loss)	6,406,003	56,559,486
Change in net unrealized appreciation (depreciation)	4,140,449	(41,831,930)
Net increase (decrease) in net assets resulting from operations	10,842,886	15,216,171

Distributions to Shareholders
From net investment income:
Class I	(176,231)	(144,152)
Class II	(456,362)	(489,713)
Class III	(4,977)	(4,183)
From net realized gains:
Class I	(3,795,185)	—
Class II	(15,069,468)	—
Class III	(107,179)	—
Decrease in net assets from distributions	(19,609,402)	(638,048)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	9,972,559	(82,710,082)

Redemption Fees
Increase in net assets from redemption fees	—	70

Net increase (decrease) in net assets	1,206,043	(68,131,889)

Net Assets
Beginning of period	190,226,959	258,358,848
End of period	$191,433,002	$190,226,959

Undistributed net investment income	$332,610	$673,746

See Notes to Financial Statements.

12

Notes to Financial Statements

JUNE 30, 2015 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Ultra Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth.

The fund offers Class I, Class II, and Class III. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. Class II is charged a lower unified management fee because it has a separate arrangement for distribution services.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a

13

security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

14

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Redemption Fees — The fund may impose a 1.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.900% to 1.000% for Class I and Class III and from 0.800% to 0.900% for Class II. During the six months ended June 30, 2015, the investment advisor voluntarily agreed to waive 0.16% of the fund’s management fee. The investment advisor expects this waiver to continue until July 31, 2015 and cannot terminate it prior to such date without the approval of the Board of Directors. The total amount of the waiver for each class for the six months ended June 30, 2015 was $31,840, $122,651 and $899 for Class I, Class II and Class III, respectively. The effective annual management fee before waiver for each class for the six months ended June 30, 2015 was 1.00%, 0.90% and 1.00% for Class I, Class II and Class III, respectively. The effective annual management fee after waiver for each class for the six months ended June 30, 2015 was 0.84%, 0.74% and 0.84% for Class I, Class II and Class III, respectively.

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay ACIS an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the six months ended June 30, 2015 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended June 30, 2015 were $29,819,818 and $41,405,785, respectively.

15

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2015		Year ended December 31, 2014
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	100,000,000		100,000,000
Sold	360,109	$5,797,120	426,606	$6,512,886
Issued in reinvestment of distributions	258,724	3,971,416	9,826	144,152
Redeemed	(389,345)	(6,233,163)	(710,325)	(10,716,298)
	229,488	3,535,373	(273,893)	(4,059,260)
Class II/Shares Authorized	150,000,000		150,000,000
Sold	980,664	15,497,119	2,580,110	39,668,969
Issued in reinvestment of distributions	1,025,484	15,525,830	33,797	489,713
Redeemed	(1,581,936)	(24,598,863)	(8,212,152)	(119,350,987)
	424,212	6,424,086	(5,598,245)	(79,192,305)
Class III/Shares Authorized	50,000,000		50,000,000
Sold	3,179	53,366	49,098	732,260
Issued in reinvestment of distributions	7,316	112,156	286	4,183
Redeemed	(9,335)	(152,422)	(12,889)	(194,960)
	1,160	13,100	36,495	541,483
Net increase (decrease)	654,860	$9,972,559	(5,835,643)	$(82,710,082)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

16

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$184,251,734	$4,288,386	—
Exchange-Traded Funds	760,397	—	—
Temporary Cash Investments	466,677	2,347,392	—
	$185,478,808	$6,635,778	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$5,930	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$(1,683)	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $2,672,716.

The value of foreign currency risk derivative instruments as of June 30, 2015, is disclosed on the Statement of Assets and Liabilities as an asset of $5,930 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $1,683 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended June 30, 2015, the effect of foreign currency risk derivative instruments on the Statement of Operations was $(85,707) in net realized gain (loss) on foreign currency transactions and $(10,382) in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of June 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$95,046,048
Gross tax appreciation of investments	$97,674,316
Gross tax depreciation of investments	(605,778)
Net tax appreciation (depreciation) of investments	$97,068,538

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

17

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2015(3)	$16.13	0.03	0.89	0.92	(0.07)	(1.59)	(1.66)	$15.39	5.72%	0.84%(4)	1.00%(4)	0.43%(4)	0.27%(4)	15%	$40,514
2014	$14.72	0.06	1.41	1.47	(0.06)	—	(0.06)	$16.13	9.99%	0.88%	1.00%	0.36%	0.24%	35%	$38,754
2013	$10.80	0.05	3.94	3.99	(0.07)	—	(0.07)	$14.72	37.07%	0.91%	1.01%	0.42%	0.32%	34%	$39,393
2012	$9.48	0.06	1.26	1.32	—	—	—	$10.80	13.92%	0.97%	1.01%	0.57%	0.53%	20%	$32,105
2011	$9.38	0.02	0.08	0.10	—	—	—	$9.48	1.07%	1.01%	1.01%	0.16%	0.16%	13%	$30,743
2010	$8.12	0.02	1.28	1.30	(0.04)	—	(0.04)	$9.38	16.08%	1.02%	1.02%	0.21%	0.21%	28%	$33,473
Class II
2015(3)	$15.91	0.02	0.88	0.90	(0.05)	(1.59)	(1.64)	$15.17	5.63%	0.99%(4)	1.15%(4)	0.28%(4)	0.12%(4)	15%	$149,811
2014	$14.52	0.03	1.39	1.42	(0.03)	—	(0.03)	$15.91	9.83%	1.03%	1.15%	0.21%	0.09%	35%	$150,331
2013	$10.65	0.03	3.89	3.92	(0.05)	—	(0.05)	$14.52	36.92%	1.06%	1.16%	0.27%	0.17%	34%	$218,460
2012	$9.36	0.04	1.25	1.29	—	—	—	$10.65	13.78%	1.12%	1.16%	0.42%	0.38%	20%	$200,635
2011	$9.28	—(5)	0.08	0.08	—	—	—	$9.36	0.86%	1.16%	1.16%	0.01%	0.01%	13%	$192,751
2010	$8.04	0.01	1.26	1.27	(0.03)	—	(0.03)	$9.28	15.82%	1.17%	1.17%	0.06%	0.06%	28%	$215,586

18

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class III
2015(3)	$16.11	0.03	0.89	0.92	(0.07)	(1.59)	(1.66)	$15.37	5.73%	0.84%(4)	1.00%(4)	0.43%(4)	0.27%(4)	15%	$1,108
2014	$14.70	0.06	1.41	1.47	(0.06)	—	(0.06)	$16.11	10.01%	0.88%	1.00%	0.36%	0.24%	35%	$1,143
2013	$10.79	0.05	3.93	3.98	(0.07)	—	(0.07)	$14.70	37.02%	0.91%	1.01%	0.42%	0.32%	34%	$506
2012	$9.47	0.05	1.27	1.32	—	—	—	$10.79	13.94%	0.97%	1.01%	0.57%	0.53%	20%	$398
2011	$9.37	0.02	0.08	0.10	—	—	—	$9.47	1.07%	1.01%	1.01%	0.16%	0.16%	13%	$502
2010	$8.11	0.02	1.28	1.30	(0.04)	—	(0.04)	$9.37	16.10%	1.02%	1.02%	0.21%	0.21%	28%	$875

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended June 30, 2015 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

19

Approval of Management Agreement

At a meeting held on June 30, 2015, the Fund’s Board of Directors unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•	the Fund’s investment performance compared to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to other investment management clients of the Advisor;

•	acquired fund fees and expenses;

•	payments to intermediaries by the Fund and the Advisor; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Directors held two in-person meetings and one telephonic meeting to review and discuss the information provided. The independent Directors also had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the

20

Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Directors’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except Rule 12b-1 plans)

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the three- and five-year periods and below its benchmark for the one- and ten-year periods reviewed by the Board. The Board discussed the Fund's performance with the Advisor and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board particularly noted the Advisor’s continual efforts to maintain effective business continuity plans and to address cybersecurity threats. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading

21

activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent Directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe. The Board and the Advisor agreed to a reduction of the Fund's annual unified management fee of 0.15% (e.g., the Class I unified fee will be reduced from 1.00% to 0.85%) for at least one year, beginning August 1, 2015. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Directors also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this

22

information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Board reviewed such information and found the payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the management fee is fair and reasonable in light of the services provided and that the investment management agreement between the Fund and the Advisor should be renewed.

23

Additional Information

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-378-9878. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Variable Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2015 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-86494 1508

SEMIANNUAL REPORT	JUNE 30, 2015

VP Value Fund

27

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Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Performance

Total Returns as of June 30, 2015
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Class I	AVPIX	-0.72%(2)	3.36%(2)	15.50%(2)	7.20%(2)	8.86%	5/1/96
Russell 1000 Value Index	—	-0.61%	4.13%	16.49%	7.04%	8.76%	—
S&P 500 Index	—	1.23%	7.42%	17.33%	7.89%	8.17%	—
Class II	AVPVX	-0.79%(2)	3.19%(2)	15.31%(2)	7.04%(2)	7.21%	8/14/01
Class III	AVPTX	-0.72%(2)	3.36%(2)	15.50%(2)	7.20%(2)	7.61%	5/6/02

(1)	Total returns for periods less than one year are not annualized.

(2)	Returns would have been lower if a portion of the management fee had not been waived.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to insurance contracts.

Total Annual Fund Operating Expenses
Class I	Class II	Class III
0.96%	1.11%	0.96%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-6488 or visit ipro.americancentury.com (for Investment Professionals). For additional information about the fund, please consult the prospectus.

2

Fund Characteristics

JUNE 30, 2015
Top Ten Holdings	% of net assets
Exxon Mobil Corp.	4.0%
General Electric Co.	3.3%
Pfizer, Inc.	3.3%
JPMorgan Chase & Co.	2.9%
Procter & Gamble Co. (The)	2.8%
Wells Fargo & Co.	2.6%
Chevron Corp.	2.5%
AT&T, Inc.	1.9%
Cisco Systems, Inc.	1.9%
Johnson & Johnson	1.9%

Top Five Industries	% of net assets
Oil, Gas and Consumable Fuels	15.0%
Banks	12.8%
Pharmaceuticals	7.2%
Insurance	4.6%
Industrial Conglomerates	4.3%

Types of Investments in Portfolio	% of net assets
Common Stocks	98.3%
Temporary Cash Investments	1.8%
Other Assets and Liabilities	(0.1)%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period(1) 1/1/15 - 6/30/15	Annualized Expense Ratio(1)
Actual
Class I (after waiver)	$1,000	$992.80	$3.95	0.80%
Class I (before waiver)	$1,000	$992.80(2)	$4.79	0.97%
Class II (after waiver)	$1,000	$992.10	$4.69	0.95%
Class II (before waiver)	$1,000	$992.10(2)	$5.53	1.12%
Class III (after waiver)	$1,000	$992.80	$3.95	0.80%
Class III (before waiver)	$1,000	$992.80(2)	$4.79	0.97%
Hypothetical
Class I (after waiver)	$1,000	$1,020.83	$4.01	0.80%
Class I (before waiver)	$1,000	$1,019.98	$4.86	0.97%
Class II (after waiver)	$1,000	$1,020.08	$4.76	0.95%
Class II (before waiver)	$1,000	$1,019.24	$5.61	1.12%
Class III (after waiver)	$1,000	$1,020.83	$4.01	0.80%
Class III (before waiver)	$1,000	$1,019.98	$4.86	0.97%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the management fee had not been waived.

5

Schedule of Investments

JUNE 30, 2015 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.3%
Aerospace and Defense — 0.6%
Boeing Co. (The)	18,081	$2,508,197
Textron, Inc.	57,875	2,582,961
		5,091,158
Air Freight and Logistics — 0.4%
United Parcel Service, Inc., Class B	32,530	3,152,482
Automobiles — 1.3%
General Motors Co.	207,441	6,914,008
Honda Motor Co., Ltd.	141,100	4,567,289
		11,481,297
Banks — 12.8%
Bank of America Corp.	668,520	11,378,210
Bank of Hawaii Corp.	11,888	792,692
BB&T Corp.	118,080	4,759,805
BOK Financial Corp.	81,470	5,668,682
Comerica, Inc.	28,990	1,487,767
Commerce Bancshares, Inc.	121,943	5,703,274
Cullen / Frost Bankers, Inc.	61,122	4,802,967
JPMorgan Chase & Co.	374,489	25,375,375
M&T Bank Corp.	43,734	5,463,688
PNC Financial Services Group, Inc. (The)	109,832	10,505,431
U.S. Bancorp	336,642	14,610,263
Wells Fargo & Co.	404,812	22,766,627
		113,314,781
Beverages — 0.4%
PepsiCo, Inc.	33,261	3,104,582
Capital Markets — 3.9%
Franklin Resources, Inc.	77,725	3,810,857
Goldman Sachs Group, Inc. (The)	27,036	5,644,846
LPL Financial Holdings, Inc.	91,920	4,273,361
Northern Trust Corp.	199,357	15,242,836
State Street Corp.	64,900	4,997,300
		33,969,200
Chemicals — 0.3%
Mosaic Co. (The)	61,430	2,877,996
Commercial Services and Supplies — 3.5%
ADT Corp. (The)	215,541	7,235,711
Republic Services, Inc.	399,779	15,659,344
Tyco International plc	208,577	8,026,043
		30,921,098

6

	Shares	Value
Communications Equipment — 2.5%
Cisco Systems, Inc.	616,453	$16,927,799
Harris Corp.	24,960	1,919,674
QUALCOMM, Inc.	53,580	3,355,715
		22,203,188
Containers and Packaging — 0.5%
Bemis Co., Inc.	44,259	1,992,098
Sonoco Products Co.	50,001	2,143,043
		4,135,141
Diversified Financial Services — 1.7%
Berkshire Hathaway, Inc., Class A(1)	50	10,242,500
Berkshire Hathaway, Inc., Class B(1)	34,364	4,677,284
		14,919,784
Diversified Telecommunication Services — 2.5%
AT&T, Inc.	483,434	17,171,576
CenturyLink, Inc.	164,938	4,845,878
		22,017,454
Electric Utilities — 2.9%
Edison International	91,168	5,067,118
Great Plains Energy, Inc.	311,208	7,518,785
Westar Energy, Inc.	217,872	7,455,580
Xcel Energy, Inc.	173,373	5,579,143
		25,620,626
Electrical Equipment — 0.5%
Emerson Electric Co.	74,800	4,146,164
Electronic Equipment, Instruments and Components — 0.7%
Keysight Technologies, Inc.(1)	134,108	4,182,829
TE Connectivity Ltd.	37,800	2,430,540
		6,613,369
Energy Equipment and Services — 1.0%
Cameron International Corp.(1)	67,320	3,525,549
Halliburton Co.	69,944	3,012,488
Helmerich & Payne, Inc.	32,750	2,306,255
		8,844,292
Food and Staples Retailing — 2.6%
Sysco Corp.	283,146	10,221,570
Wal-Mart Stores, Inc.	180,718	12,818,328
		23,039,898
Food Products — 1.8%
ConAgra Foods, Inc.	47,884	2,093,488
General Mills, Inc.	50,490	2,813,303
Kellogg Co.	65,837	4,127,980
Mondelez International, Inc., Class A	166,816	6,862,810
		15,897,581
Health Care Equipment and Supplies — 3.5%
Becton Dickinson and Co.	33,186	4,700,797

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	Shares	Value
Boston Scientific Corp.(1)	152,696	$2,702,719
Medtronic plc	150,977	11,187,396
Stryker Corp.	63,231	6,042,987
Zimmer Biomet Holdings, Inc.	53,188	5,809,725
		30,443,624
Health Care Providers and Services — 2.6%
Cigna Corp.	17,800	2,883,600
Express Scripts Holding Co.(1)	34,297	3,050,375
LifePoint Health, Inc.(1)	77,915	6,774,709
UnitedHealth Group, Inc.	86,878	10,599,116
		23,307,800
Hotels, Restaurants and Leisure — 0.9%
Carnival Corp.	77,265	3,816,118
International Speedway Corp., Class A	110,294	4,044,481
		7,860,599
Household Products — 2.8%
Procter & Gamble Co. (The)	310,768	24,314,488
Industrial Conglomerates — 4.3%
General Electric Co.	1,098,182	29,178,696
Koninklijke Philips NV	340,606	8,665,312
		37,844,008
Insurance — 4.6%
ACE Ltd.	40,679	4,136,241
Aflac, Inc.	79,045	4,916,599
Brown & Brown, Inc.	70,849	2,328,098
Chubb Corp. (The)	46,318	4,406,694
HCC Insurance Holdings, Inc.	92,169	7,082,266
MetLife, Inc.	135,079	7,563,073
Reinsurance Group of America, Inc.	46,132	4,376,543
Travelers Cos., Inc. (The)	21,603	2,088,146
Unum Group	108,920	3,893,890
		40,791,550
IT Services — 0.3%
Teradata Corp.(1)	83,130	3,075,810
Leisure Products — 0.3%
Mattel, Inc.	96,909	2,489,592
Machinery — 0.6%
Oshkosh Corp.	62,719	2,658,031
Pentair plc	37,840	2,601,500
		5,259,531
Media — 0.6%
Discovery Communications, Inc., Class A(1)	47,810	1,590,161
Markit Ltd.(1)	157,985	4,039,676
		5,629,837
Metals and Mining — 1.2%
BHP Billiton Ltd.	109,050	2,275,921

8

	Shares	Value
Freeport-McMoRan, Inc.	194,282	$3,617,531
Newmont Mining Corp.	90,240	2,108,006
Nucor Corp.	65,400	2,882,178
		10,883,636
Multi-Utilities — 0.8%
PG&E Corp.	141,860	6,965,326
Multiline Retail — 0.6%
Target Corp.	66,297	5,411,824
Oil, Gas and Consumable Fuels — 15.0%
Apache Corp.	149,128	8,594,247
Chevron Corp.	233,210	22,497,769
Cimarex Energy Co.	40,900	4,511,679
Devon Energy Corp.	208,379	12,396,467
Exxon Mobil Corp.	422,817	35,178,374
Imperial Oil Ltd.	217,109	8,387,117
Noble Energy, Inc.	114,015	4,866,160
Occidental Petroleum Corp.	203,848	15,853,259
Peabody Energy Corp.	466,095	1,020,748
Southwestern Energy Co.(1)	133,162	3,026,772
Total SA	264,332	12,839,662
Ultra Petroleum Corp.(1)	258,595	3,237,609
		132,409,863
Pharmaceuticals — 7.2%
AbbVie, Inc.	38,540	2,589,503
Johnson & Johnson	169,161	16,486,431
Merck & Co., Inc.	276,112	15,719,056
Pfizer, Inc.	859,469	28,817,995
		63,612,985
Real Estate Investment Trusts (REITs) — 2.6%
Annaly Capital Management, Inc.	482,664	4,435,682
Capstead Mortgage Corp.	239,262	2,655,808
Corrections Corp. of America	199,165	6,588,378
Piedmont Office Realty Trust, Inc., Class A	327,718	5,764,560
Weyerhaeuser Co.	97,080	3,058,020
		22,502,448
Road and Rail — 0.4%
Heartland Express, Inc.	165,860	3,355,348
Semiconductors and Semiconductor Equipment — 3.7%
Applied Materials, Inc.	345,074	6,632,323
Broadcom Corp., Class A	51,690	2,661,518
Intel Corp.	493,697	15,015,794
Marvell Technology Group Ltd.	245,850	3,241,532
Micron Technology, Inc.(1)	109,400	2,061,096
MKS Instruments, Inc.	47,480	1,801,391
Teradyne, Inc.	78,388	1,512,105
		32,925,759

9

	Shares	Value
Software — 1.6%
Microsoft Corp.	198,121	$8,747,042
Oracle Corp.	144,143	5,808,963
		14,556,005
Specialty Retail — 1.1%
Advance Auto Parts, Inc.	21,380	3,405,620
CST Brands, Inc.	79,630	3,110,348
Lowe's Cos., Inc.	50,258	3,365,778
		9,881,746
Technology Hardware, Storage and Peripherals — 2.7%
Apple, Inc.	27,918	3,501,615
EMC Corp.	326,793	8,624,067
Hewlett-Packard Co.	128,657	3,860,997
SanDisk Corp.	69,598	4,051,996
Western Digital Corp.	43,008	3,372,687
		23,411,362
Textiles, Apparel and Luxury Goods — 0.7%
Coach, Inc.	105,290	3,644,087
Ralph Lauren Corp.	17,580	2,326,889
		5,970,976
Wireless Telecommunication Services — 0.3%
Rogers Communications, Inc., Class B	75,420	2,675,025
TOTAL COMMON STOCKS (Cost $728,687,464)		866,929,233
TEMPORARY CASH INVESTMENTS — 1.8%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50%, 1/31/19 - 11/30/19, valued at $2,700,383), in a joint trading account at 0.10%, dated 6/30/15, due 7/1/15 (Delivery value $2,646,504)		2,646,497
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.50%, 5/15/24, valued at $10,800,651), at 0.01%, dated 6/30/15, due 7/1/15 (Delivery value $10,587,003)		10,587,000
State Street Institutional Liquid Reserves Fund, Premier Class	2,632,359	2,632,359
TOTAL TEMPORARY CASH INVESTMENTS (Cost $15,865,856)		15,865,856
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $744,553,320)		882,795,089
OTHER ASSETS AND LIABILITIES — (0.1)%		(458,401)
TOTAL NET ASSETS — 100.0%		$882,336,688

10

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	90,784	USD	69,713	Credit Suisse AG	7/31/15	$221
USD	1,807,861	AUD	2,339,940	Credit Suisse AG	7/31/15	5,344
USD	8,532,524	CAD	10,568,256	JPMorgan Chase Bank N.A.	7/31/15	74,312
EUR	549,322	USD	612,613	UBS AG	7/31/15	27
USD	17,099,821	EUR	15,261,838	UBS AG	7/31/15	78,788
JPY	12,540,263	USD	102,453	Credit Suisse AG	7/31/15	48
JPY	11,693,662	USD	95,640	Credit Suisse AG	7/31/15	(59)
USD	3,560,306	JPY	439,861,613	Credit Suisse AG	7/31/15	(35,011)
						$123,670

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	Euro
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.

See Notes to Financial Statements.

11

Statement of Assets and Liabilities

JUNE 30, 2015 (UNAUDITED)
Assets
Investment securities, at value (cost of $744,553,320)	$882,795,089
Foreign currency holdings, at value (cost of $209,420)	204,726
Receivable for investments sold	3,640,693
Receivable for capital shares sold	154,769
Unrealized appreciation on forward foreign currency exchange contracts	158,740
Dividends and interest receivable	2,708,641
889,662,658

Liabilities
Payable for investments purchased	3,080,228
Payable for capital shares redeemed	3,560,942
Unrealized depreciation on forward foreign currency exchange contracts	35,070
Accrued management fees	556,709
Distribution fees payable	93,021
7,325,970

Net Assets	$882,336,688

Net Assets Consist of:
Capital (par value and paid-in surplus)	$920,476,231
Undistributed net investment income	1,068,880
Accumulated net realized loss	(177,568,143)
Net unrealized appreciation	138,359,720
$882,336,688

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class I, $0.01 Par Value	$430,777,209	46,599,695	$9.24
Class II, $0.01 Par Value	$441,958,994	47,760,035	$9.25
Class III, $0.01 Par Value	$9,600,485	1,038,682	$9.24

See Notes to Financial Statements.

12

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2015 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $76,348)	$12,255,023
Interest	3,774
12,258,797

Expenses:
Management fees	4,174,040
Distribution fees - Class II	562,111
Directors’ fees and expenses	15,500
4,751,651
Fees waived	(774,292)
3,977,359

Net investment income (loss)	8,281,438

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	67,154,733
Foreign currency transactions	2,276,485
69,431,218

Change in net unrealized appreciation (depreciation) on:
Investments	(84,081,188)
Translation of assets and liabilities in foreign currencies	(67,303)
(84,148,491)

Net realized and unrealized gain (loss)	(14,717,273)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(6,435,835)

See Notes to Financial Statements.

13

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2015 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2014
Increase (Decrease) in Net Assets	June 30, 2015	December 31, 2014
Operations
Net investment income (loss)	$8,281,438	$14,341,972
Net realized gain (loss)	69,431,218	109,235,467
Change in net unrealized appreciation (depreciation)	(84,148,491)	(12,561,723)
Net increase (decrease) in net assets resulting from operations	(6,435,835)	111,015,716

Distributions to Shareholders
From net investment income:
Class I	(4,939,249)	(6,707,258)
Class II	(4,657,861)	(6,390,044)
Class III	(159,675)	(160,064)
Decrease in net assets from distributions	(9,756,785)	(13,257,366)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(21,879,338)	(127,098,072)

Redemption Fees
Increase in net assets from redemption fees	10,008	1,027

Net increase (decrease) in net assets	(38,061,950)	(29,338,695)

Net Assets
Beginning of period	920,398,638	949,737,333
End of period	$882,336,688	$920,398,638

Undistributed net investment income	$1,068,880	$2,544,227

See Notes to Financial Statements.

14

Notes to Financial Statements

JUNE 30, 2015 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Value Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund's investment objective is to seek long-term capital growth. Income is a secondary objective.

The fund offers Class I, Class II and Class III. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. Class II is charged a lower unified management fee because it has a separate arrangement for distribution services.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a

15

security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

16

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Redemption Fees — The fund may impose a 1.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.90% to 1.00% for Class I and Class III and from 0.80% to 0.90% for Class II. During the six months ended June 30, 2015, the investment advisor voluntarily agreed to waive 0.17% of the fund's management fee. The investment advisor expects this waiver to continue until July 31, 2015 and cannot terminate it prior to such date without the approval of the Board of Directors.The total amount of the waiver for each class for the six months ended June 30, 2015 was $380,150, $382,235 and $11,907 for Class I, Class II and Class III, respectively. The effective annual management fee before waiver for each class for the six months ended June 30, 2015 was 0.97%, 0.87% and 0.97% for Class I, Class II and Class III, respectively. The effective annual management fee after waiver for each class for the six months ended June 30, 2015 was 0.80%, 0.70% and 0.80% for Class I, Class II and Class III, respectively.

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay ACIS an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the six months ended June 30, 2015 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended June 30, 2015 were $206,159,652 and $200,944,260, respectively.

17

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2015		Year ended December 31, 2014
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	650,000,000		650,000,000
Sold	4,476,697	$42,202,730	6,643,650	$59,752,310
Issued in reinvestment of distributions	514,691	4,854,393	747,712	6,690,160
Redeemed	(6,560,362)	(61,852,006)	(10,169,151)	(90,424,490)
	(1,568,974)	(14,794,883)	(2,777,789)	(23,982,020)
Class II/Shares Authorized	350,000,000		350,000,000
Sold	3,107,557	29,366,425	5,530,025	49,219,802
Issued in reinvestment of distributions	493,358	4,657,861	716,336	6,390,044
Redeemed	(3,586,646)	(33,868,986)	(18,662,385)	(164,069,177)
	14,269	155,300	(12,416,024)	(108,459,331)
Class III/Shares Authorized	50,000,000		50,000,000
Sold	187,573	1,740,454	923,789	8,498,047
Issued in reinvestment of distributions	16,965	159,675	17,797	160,064
Redeemed	(980,471)	(9,139,884)	(380,366)	(3,314,832)
	(775,933)	(7,239,755)	561,220	5,343,279
Net increase (decrease)	(2,330,638)	$(21,879,338)	(14,632,593)	$(127,098,072)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

18

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$827,518,907	$39,410,326	—
Temporary Cash Investments	2,632,359	13,233,497	—
	$830,151,266	$52,643,823	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$158,740	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$(35,070)	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $31,830,949.

The value of foreign currency risk derivative instruments as of June 30, 2015, is disclosed on the Statement of Assets and Liabilities as an asset of $158,740 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $35,070 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended June 30, 2015, the effect of foreign currency risk derivative instruments on the Statement of Operations was $2,284,315 in net realized gain (loss) on foreign currency transactions and $(71,923) in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

19

As of June 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$760,436,493
Gross tax appreciation of investments	$150,693,062
Gross tax depreciation of investments	(28,334,466)
Net tax appreciation (depreciation) of investments	$122,358,596

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of December 31, 2014, the fund had accumulated short-term capital losses of $(228,477,113), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(8,431,774) and $(220,045,339) expire in 2016 and 2017, respectively.

20

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2015(3)	$9.41	0.09	(0.16)	(0.07)	(0.10)	$9.24	(0.72)%	0.80%(4)	0.97%(4)	1.89%(4)	1.72%(4)	23%	$430,777
2014	$8.45	0.15	0.95	1.10	(0.14)	$9.41	13.08%	0.84%	0.96%	1.66%	1.54%	44%	$453,412
2013	$6.52	0.14	1.92	2.06	(0.13)	$8.45	31.73%	0.88%	0.97%	1.79%	1.70%	51%	$430,392
2012	$5.80	0.11	0.73	0.84	(0.12)	$6.52	14.58%	0.94%	0.98%	1.74%	1.70%	47%	$354,809
2011	$5.86	0.10	(0.04)	0.06	(0.12)	$5.80	1.01%	0.98%	0.98%	1.74%	1.74%	67%	$362,221
2010	$5.28	0.12	0.58	0.70	(0.12)	$5.86	13.42%	0.98%	0.98%	2.16%	2.16%	69%	$385,638
Class II
2015(3)	$9.42	0.08	(0.15)	(0.07)	(0.10)	$9.25	(0.79)%	0.95%(4)	1.12%(4)	1.74%(4)	1.57%(4)	23%	$441,959
2014	$8.46	0.13	0.95	1.08	(0.12)	$9.42	12.89%	0.99%	1.11%	1.51%	1.39%	44%	$449,906
2013	$6.53	0.12	1.92	2.04	(0.11)	$8.46	31.48%	1.03%	1.12%	1.64%	1.55%	51%	$508,757
2012	$5.80	0.10	0.74	0.84	(0.11)	$6.53	14.58%	1.09%	1.13%	1.59%	1.55%	47%	$408,104
2011	$5.86	0.09	(0.04)	0.05	(0.11)	$5.80	0.86%	1.13%	1.13%	1.59%	1.59%	67%	$383,192
2010	$5.29	0.11	0.57	0.68	(0.11)	$5.86	13.04%	1.13%	1.13%	2.01%	2.01%	69%	$409,296

21

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class III
2015(3)	$9.41	0.09	(0.16)	(0.07)	(0.10)	$9.24	(0.72)%	0.80%(4)	0.97%(4)	1.89%(4)	1.72%(4)	23%	$9,600
2014	$8.45	0.15	0.95	1.10	(0.14)	$9.41	13.08%	0.84%	0.96%	1.66%	1.54%	44%	$17,081
2013	$6.52	0.14	1.92	2.06	(0.13)	$8.45	31.73%	0.88%	0.97%	1.79%	1.70%	51%	$10,588
2012	$5.80	0.11	0.73	0.84	(0.12)	$6.52	14.58%	0.94%	0.98%	1.74%	1.70%	47%	$6,156
2011	$5.86	0.10	(0.04)	0.06	(0.12)	$5.80	1.01%	0.98%	0.98%	1.74%	1.74%	67%	$6,063
2010	$5.28	0.12	0.58	0.70	(0.12)	$5.86	13.42%	0.98%	0.98%	2.16%	2.16%	69%	$7,984

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended June 30, 2015 (unaudited).

(4)	Annualized.
See Notes to Financial Statements.

22

Approval of Management Agreement

At a meeting held on June 30, 2015, the Fund’s Board of Directors unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•	the Fund’s investment performance compared to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to other investment management clients of the Advisor;

•	acquired fund fees and expenses;

•	payments to intermediaries by the Fund and the Advisor; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Directors held two in-person meetings and one telephonic meeting to review and discuss the information provided. The independent Directors also had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the

23

Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Directors’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except Rule 12b-1 plans)

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, five-, and ten-year periods and slightly below its benchmark for the three-year period reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board particularly noted the Advisor’s continual efforts to maintain effective business continuity plans and to address cybersecurity threats. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to

24

other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent Directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe. The Board and the Advisor agreed to a reduction of the Fund's annual unified management fee of 0.18% (e.g., the Class I unified fee will be reduced from 1.00% to 0.82%) for at least one year, beginning August 1, 2015. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Directors also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this

25

information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Board reviewed such information and found the payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the management fee is fair and reasonable in light of the services provided and that the investment management agreement between the Fund and the Advisor should be renewed.

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Additional Information

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-378-9878. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Variable Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2015 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-86491 1508

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Variable Portfolios, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	August 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	August 24, 2015

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	August 24, 2015